UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.6%
	Air Canada Pass-Through Trust, (Canada),
122,193	Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	123,244
88,787	Series 2015-1, Class A, 3.60%, 03/15/2027 (e)	87,233
85,000	Series 2017-1, Class A, 3.55%, 01/15/2030 (e)	83,828
260,000	Series 2017-1, Class AA, 3.30%, 01/15/2030 (e)	252,722
	American Airlines Pass-Through Trust,
15,050	Series 2011-1, Class A, 5.25%, 01/31/2021	15,590
77,523	Series 2013-1, Class A, 4.00%, 07/15/2025	77,686
41,535	Series 2014-1, Class A, 3.70%, 10/01/2026	41,016
15,168	Series 2016-2, Class A, 3.65%, 06/15/2028	14,874
230,456	Series 2016-3, Class AA, 3.00%, 10/15/2028	217,536
154,721	Series 2017-1, Class AA, 3.65%, 02/15/2029	153,367
113,000	Series 2017-2, Class B, 3.70%, 10/15/2025	110,795
	American Credit Acceptance Receivables Trust,
6,152	Series 2016-3, Class A, 1.70%, 11/12/2020 (e)	6,148
5,085	Series 2016-4, Class A, 1.50%, 06/12/2020 (e)	5,083
116,000	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	115,789
	American Homes 4 Rent,
380,000	Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (e) (bb)	389,948
100,000	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	108,236
	American Homes 4 Rent Trust,
423,835	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e) (bb)	433,456
200,000	Series 2014-SFR2, Class C, 4.71%, 10/17/2036 (e) (bb)	210,122
235,407	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	241,134
200,000	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	225,470
200,000	Series 2015-SFR2, Class C, 4.69%, 10/17/2045 (e) (bb)	211,815
50,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46%, 05/10/2021	49,714
600,000	Series 2016-4, Class B, 1.83%, 12/08/2021 (bb)	588,411
212,114	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	210,877
	B2R Mortgage Trust,
67,993	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	67,178
220,879	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	221,251
100,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 09/15/2020	99,963
100,620	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.20%, 12/20/2021 (e)	100,074
6,222	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 2.24%, 04/25/2036 (z) (bb)	6,117
250,000	BMW Vehicle Lease Trust, Series 2016-2, Class A4, 1.57%, 02/20/2020	247,513
	British Airways Pass-Through Trust, (United Kingdom),
115,000	Class A, 4.13%, 09/20/2031 (e)	115,575
86,000	Class AA, 3.80%, 09/20/2031 (e)	86,912
342,890	Business Jet Securities LLC, Series 2018-1, Class A, 4.34%, 02/15/2033 (e)	343,786
77,000	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	76,051
74,821	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	74,423
372,948	Camillo Issuer LLC, Series 2016-SFR, 1-A-1 Class Shares, 5.00%, 12/05/2023 (bb)	372,132
	Capital Auto Receivables Asset Trust,
63,000	Series 2016-2, Class A4, 1.63%, 01/20/2021	62,324
625,000	Series 2018-1, Class A3, 2.79%, 01/20/2022 (e)	625,238
1,730	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.44%, 11/16/2020 (e)	1,729
144,604	Carnow Auto Receivables Trust, Series 2017-1A, Class A, 2.92%, 09/15/2022 (e)	143,970
	Chrysler Capital Auto Receivables Trust,
132,308	Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	131,953
328,000	Series 2016-BA, Class A3, 1.64%, 07/15/2021 (e)	325,621
31,371	Citi Held For Asset Issuance, Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	31,437
9,229	CLUB Credit Trust, Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	9,227

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
61,779	Continental Credit Card, Series 2016-1A, Class A, 4.56%, 01/15/2023 (e)	61,740
	CPS Auto Receivables Trust,
11,709	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	11,700
172,000	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	174,886
3,585	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	3,585
9,008	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	9,004
	Credit Acceptance Auto Loan Trust,
85,861	Series 2015-2A, Class A, 2.40%, 02/15/2023 (e)	85,844
250,000	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	248,683
250,000	Series 2018-1A, Class A, 3.01%, 02/16/2027 (e)	248,439
83,252	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	91,428
3,609	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, 2.08%, 02/15/2034 (z) (bb)	3,483
	CWABS, Inc. Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, 2.43%, 04/25/2034 (z) (bb)	1,042
44,051	Series 2004-1, Class M1, 2.62%, 03/25/2034 (z) (bb)	44,270
7,907	Series 2004-1, Class M2, 2.70%, 03/25/2034 (z) (bb)	7,850
20,275	Delta Air Lines Pass-Through Trust, Series 2010-2, Class A, 4.95%, 05/23/2019	20,533
	Drive Auto Receivables Trust,
132,000	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	134,807
199,614	Series 2016-AA, Class C, 3.91%, 05/17/2021 (e)	200,791
7,980	Series 2016-BA, Class B, 2.56%, 06/15/2020 (e)	7,980
220,000	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	223,631
231,000	Series 2017-1, Class C, 2.84%, 04/15/2022	230,818
262,000	Series 2017-1, Class D, 3.84%, 03/15/2023	264,504
367,000	Series 2017-2, Class C, 2.75%, 09/15/2023	364,964
1,170,000	Series 2017-3, Class B, 2.30%, 05/17/2021	1,164,797
570,000	Series 2017-3, Class D, 3.53%, 12/15/2023 (e)	570,109
60,000	Series 2017-AA, Class B, 2.51%, 01/15/2021 (e)	59,966
95,000	Series 2017-AA, Class C, 2.98%, 01/18/2022 (e)	95,033
127,000	Series 2017-AA, Class D, 4.16%, 05/15/2024 (e)	129,094
	DT Auto Owner Trust,
27,984	Series 2016-3A, Class B, 2.65%, 07/15/2020 (e)	27,996
43,940	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	43,878
113,300	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	112,429
115,000	Series 2017-1A, Class D, 3.55%, 11/15/2022 (e)	114,626
196,000	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	195,664
105,000	Series 2017-3A, Class D, 3.58%, 05/15/2023 (e)	104,216
174,884	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 02/22/2022 (e)	173,054
	Exeter Automobile Receivables Trust,
3,025	Series 2016-1A, Class A, 2.35%, 07/15/2020 (e)	3,025
135,000	Series 2016-1A, Class C, 5.52%, 10/15/2021 (e)	138,755
14,762	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	14,755
123,010	Series 2016-3A, Class A, 1.84%, 11/16/2020 (e)	122,654
82,000	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	81,974
60,000	Series 2017-1A, Class C, 3.95%, 12/15/2022 (e) (bb)	60,449
105,170	Series 2017-3A, Class A, 2.05%, 12/15/2021 (e)	104,591
155,000	Series 2018-1A, Class C, 3.03%, 01/17/2023 (e)	153,507
33,747	First Investors Auto Owner Trust, Series 2016-2A, Class A1, 1.53%, 11/16/2020 (e)	33,644
237,007	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	235,799
	Flagship Credit Auto Trust,
23,014	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	23,032
22,000	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	22,175
74,422	Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	74,368
126,000	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	126,617
76,000	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	77,482

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
93,995	Series 2016-1, Class A, 2.77%, 12/15/2020 (e)	94,051
250,000	Series 2016-1, Class C, 6.22%, 06/15/2022 (e)	262,225
327,000	Series 2016-4, Class A2, 1.96%, 02/16/2021 (e)	325,545
249,000	Series 2016-4, Class C, 2.71%, 11/15/2022 (e) (bb)	246,238
146,000	Ford Credit Auto Lease Trust, Series 2017-B, Class A3, 2.03%, 12/15/2020	144,561
320,000	GM Financial Automobile Leasing Trust, Series 2018-1, Class A3, 2.61%, 01/20/2021	319,007
37,342	GO Financial Auto Securitization Trust, Series 2015-2, Class B, 4.80%, 08/17/2020 (e)	37,428
37,137	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	36,728
	Goodgreen Trust,
92,787	Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	91,285
355,486	Series 2017-2A, Class A, 3.26%, 10/15/2053 (e)	348,347
361,278	HERO, (Cayman Islands), Series 2018-1ASI, Class A, 4.00%, 09/20/2047 (e)	360,826
324,429	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	328,764
	HERO Funding Trust,
97,301	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	96,635
247,679	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	256,733
192,712	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028 (e)	190,107
1,220,000	Hyundai Auto Receivables Trust, Series 2016-A, Class D, 3.23%, 12/15/2022	1,217,090
700,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	710,128
21,263	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	21,280
162,000	Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	161,164
	Long Beach Mortgage Loan Trust,
44,735	Series 2003-4, Class M1, 2.89%, 08/25/2033 (z) (bb)	44,923
87,534	Series 2004-1, Class M1, 2.62%, 02/25/2034 (z) (bb)	87,633
8,188	Series 2004-1, Class M2, 2.70%, 02/25/2034 (z) (bb)	8,195
176,000	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	176,425
	Marlette Funding Trust,
31,203	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	31,202
156,310	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	156,342
340,804	Series 2018-1A, Class A, 2.61%, 03/15/2028 (e)	340,253
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 2.55%, 03/25/2035 (z) (bb)	124,874
180,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	178,164
197,134	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e)	197,069
50,000	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/2049 (e)	49,381
	Ocwen Master Advance Receivables Trust,
100,000	Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	99,973
150,000	Series 2016-T1, Class CT1, 3.61%, 08/17/2048 (e) (bb)	149,746
184,211	Series 2016-T1, Class DT1, 4.25%, 08/17/2048 (e) (bb)	185,132
100,000	Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	99,992
155,000	OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	155,078
19,123	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	19,111
	OneMain Financial Issuance Trust,
184,589	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	184,988
100,000	Series 2015-1A, Class B, 3.85%, 03/18/2026 (e)	100,239
94,661	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	94,533
100,000	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	100,013
215,000	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	217,007
	Oportun Funding IV LLC,
250,000	Series 2016-C, Class A, 3.28%, 11/08/2021 (e)	249,947
250,000	Series 2016-C, Class B, 4.85%, 11/08/2021 (e) (bb)	250,884
250,000	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	246,784
253,000	Oportun Funding VIII LLC, Series 2018-A, Class A, 3.61%, 03/08/2024 (e)	253,091

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Progress Residential Trust,
224,265	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	222,292
150,000	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	149,303
433,795	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	432,521
100,000	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	102,186
	Prosper Marketplace Issuance Trust,
72,885	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	72,908
117,840	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	117,543
262,588	Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	261,506
730,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 08/15/2022 (e)	730,941
98,706	Renew, (Cayman Islands), Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	96,870
396,622	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	396,622
	Santander Drive Auto Receivables Trust,
374,000	Series 2016-3, Class B, 1.89%, 06/15/2021 (bb)	372,147
346,000	Series 2018-1, Class D, 3.32%, 03/15/2024	341,338
300,000	Santander Retail Auto Lease Trust, Series 2018-A, Class A3, 2.93%, 05/20/2021 (e)	299,969
9,680	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	9,678
71,082	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	71,117
61,000	Spirit Airlines Pass-Through Trust, Series 2017-1, Class AA, 3.38%, 02/15/2030	59,317
279,070	Spirit Master Funding LLC, Series 2017-1A, Class A, 4.36%, 12/20/2047 (e)	280,763
142,659	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	142,471
271,899	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	272,142
73,534	Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 06/15/2028 (e)	74,242
400,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class AT1, 2.53%, 11/16/2048 (e)	399,125
281,601	TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class A, 1.93%, 06/15/2022 (e)	278,857
1,000,000	Tricolor Auto Securitization Trust, Series 2018-1A, Class A, 5.05%, 12/15/2020 (e) (bb)	1,000,033
130,895	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	128,233
	United Airlines Pass-Through Trust,
165,481	Series 2013-1, Class A, 4.30%, 08/15/2025	170,543
66,000	Series 2016-1, Class B, 3.65%, 01/07/2026	64,653
100,000	Series 2016-2, Class AA, 2.88%, 10/07/2028	94,135
87,618	Upstart Securitization Trust, Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	87,431
	Verizon Owner Trust,
393,000	Series 2017-2A, Class A, 1.92%, 12/20/2021 (e)	387,368
388,000	Series 2017-3A, Class A1A, 2.06%, 04/20/2022 (e)	382,556
141,539	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 04/17/2023 (e)	141,001
300,000	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	300,000
51,229	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	51,342
79,550	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	79,180
92,252	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	92,084
216,399	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e)	217,524
137,430	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e)	137,143
132,717	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 06/25/2047 (e) (bb)	132,152
158,997	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	158,178
610,128	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.38%, 10/25/2047 (e)	609,249
48,891	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	48,890
181,760	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e)	181,794
194,076	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/2030 (e)	192,843
	Westlake Automobile Receivables Trust,
100,000	Series 2015-3A, Class D, 4.40%, 05/17/2021 (e)	100,625
63,137	Series 2016-2A, Class A2, 1.57%, 06/17/2019 (e)	63,112
645,000	Series 2016-3A, Class C, 2.46%, 01/18/2022 (e) (bb)	642,105

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
77,000	Series 2017-1A, Class C, 2.70%, 10/17/2022 (e)	76,789
830,000	Series 2018-1A, Class C, 2.92%, 05/15/2023 (e)	825,633

	Total Asset-Backed Securities (Cost $34,298,645)	34,217,814

Collateralized Mortgage Obligations — 10.5%
500,000	Acre, 0.00%, 12/15/2020 (bb)	500,000
	Alternative Loan Trust,
1,124,088	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	1,150,147
316,935	Series 2005-20CB, Class 3A8, IF, IO, 2.88%, 07/25/2035 (z) (bb)	28,843
433,963	Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	419,023
189,790	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	180,414
478,444	Series 2005-22T1, Class A2, IF, IO, 3.20%, 06/25/2035 (z) (bb)	46,575
142,006	Series 2005-J1, Class 1A4, IF, IO, 3.23%, 02/25/2035 (z) (bb)	3,758
13,811	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	13,739
	Banc of America Alternative Loan Trust,
158,384	Series 2004-5, Class 3A3, PO, 06/25/2034 (bb)	138,542
6,649	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	6,362
	Banc of America Funding Trust,
21,289	Series 2004-1, PO, 03/25/2034 (bb)	17,892
107,963	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	104,306
20,058	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	16,639
46,908	Series 2005-E, Class 4A1, 3.69%, 03/20/2035 (z)	47,479
55,497	Banc of America Mortgage Trust, Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (z)	55,564
	Bear Stearns ARM Trust,
22,535	Series 2003-7, Class 3A, 3.29%, 10/25/2033 (z)	22,388
151,657	Series 2006-1, Class A1, 3.67%, 02/25/2036 (z)	152,231
	CHL Mortgage Pass-Through Trust,
35,040	Series 2004-7, Class 2A1, 3.54%, 06/25/2034 (z)	35,391
18,449	Series 2004-HYB1, Class 2A, 3.41%, 05/20/2034 (z)	18,567
34,791	Series 2004-HYB3, Class 2A, 3.16%, 06/20/2034 (z)	34,788
4,939	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	4,966
1,288	Series 2004-J8, Class POA, PO, 11/25/2019 (bb)	1,286
71,820	Series 2005-16, Class A23, 5.50%, 09/25/2035	70,480
137,878	Series 2005-22, Class 2A1, 3.47%, 11/25/2035 (z)	123,501
	Citigroup Global Markets Mortgage Securities VII, Inc.,
18,539	Series 2003-HYB1, Class A, 3.74%, 09/25/2033 (z)	18,717
79	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	68
	Citigroup Mortgage Loan Trust, Inc.,
3,054	Series 2003-UP3, Class A3, 7.00%, 09/25/2033	3,094
3,619	Series 2003-UST1, Class A1, 5.50%, 12/25/2018	3,620
1,709	Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	1,704
180	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	180
61,895	Series 2005-1, Class 2A1A, 2.93%, 02/25/2035 (z)	54,228
525	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/2019 (bb)	524
500,000	DT Asset Trust, 5.84%, 12/16/2022 (bb)	499,600
49,037	FHLMC—GNMA, Series 8, Class ZA, 7.00%, 03/25/2023	51,769
	FHLMC REMIC,
27	Series 47, Class F, 10.00%, 06/15/2020	28
41	Series 99, Class Z, 9.50%, 01/15/2021	43
209	Series 1065, Class J, 9.00%, 04/15/2021	224
138	Series 1113, Class J, 8.50%, 06/15/2021	142
1,071	Series 1250, Class J, 7.00%, 05/15/2022	1,093
3,140	Series 1316, Class Z, 8.00%, 06/15/2022	3,371
5,398	Series 1324, Class Z, 7.00%, 07/15/2022	5,690
22,400	Series 1343, Class LA, 8.00%, 08/15/2022	24,138
4,611	Series 1343, Class LB, 7.50%, 08/15/2022	4,977
3,145	Series 1394, Class ID, IF, 9.57%, 10/15/2022 (z)	3,543
2,710	Series 1395, Class G, 6.00%, 10/15/2022	2,829
2,081	Series 1505, Class Q, 7.00%, 05/15/2023	2,230
4,048	Series 1518, Class G, IF, 7.20%, 05/15/2023 (z)	4,330
4,208	Series 1541, Class O, 2.18%, 07/15/2023 (z)	4,195

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
116,416	Series 1577, Class PV, 6.50%, 09/15/2023	123,305
70,348	Series 1584, Class L Shares, 6.50%, 09/15/2023	75,054
74,414	Series 1633, Class Z, 6.50%, 12/15/2023	78,363
91,790	Series 1638, Class H, 6.50%, 12/15/2023	97,151
2,387	Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	3,006
9,163	Series 1694, Class PK, 6.50%, 03/15/2024	9,741
2,438	Series 1700, Class GA, PO, 02/15/2024	2,341
10,525	Series 1798, Class F, 5.00%, 05/15/2023	10,861
19,886	Series 1863, Class Z, 6.50%, 07/15/2026	22,412
4,026	Series 1865, Class D, PO, 02/15/2024	3,612
9,118	Series 1981, Class Z, 6.00%, 05/15/2027	9,706
13,165	Series 1987, Class PE, 7.50%, 09/15/2027	14,885
39,616	Series 1999, Class PU, 7.00%, 10/15/2027	42,966
70,903	Series 2031, Class PG, 7.00%, 02/15/2028	78,981
2,460	Series 2033, Class SN, HB, IF, 27.94%, 03/15/2024 (z)	717
71,895	Series 2035, Class PC, 6.95%, 03/15/2028	78,592
5,007	Series 2038, Class PN, IO, 7.00%, 03/15/2028	924
14,070	Series 2054, Class PV, 7.50%, 05/15/2028	15,777
91,796	Series 2057, Class PE, 6.75%, 05/15/2028	101,546
16,609	Series 2064, Class TE, 7.00%, 06/15/2028	18,398
15,532	Series 2075, Class PH, 6.50%, 08/15/2028	17,032
50,089	Series 2095, Class PE, 6.00%, 11/15/2028	54,215
3,177	Series 2132, Class SB, HB, IF, 23.34%, 03/15/2029 (z)	4,664
996	Series 2134, Class PI, IO, 6.50%, 03/15/2019	20
28,969	Series 2178, Class PB, 7.00%, 08/15/2029	32,398
49,635	Series 2182, Class ZB, 8.00%, 09/15/2029	56,714
562	Series 2204, Class GB, IO, 8.00%, 12/20/2029 (z) (bb)	562
9,395	Series 2247, Class Z, 7.50%, 08/15/2030	10,504
146,035	Series 2259, Class ZC, 7.35%, 10/15/2030	167,484
302	Series 2261, Class ZY, 7.50%, 10/15/2030	307
12,178	Series 2283, Class K, 6.50%, 12/15/2023	12,940
3,033	Series 2306, Class K, PO, 05/15/2024	2,836
7,279	Series 2306, Class SE, IF, IO, 7.69%, 05/15/2024 (z)	1,190
7,433	Series 2325, Class PM, 7.00%, 06/15/2031	8,380
56,055	Series 2344, Class ZD, 6.50%, 08/15/2031	64,525
8,655	Series 2344, Class ZJ, 6.50%, 08/15/2031	9,682
4,932	Series 2345, Class NE, 6.50%, 08/15/2031	5,445
30,678	Series 2359, Class ZB, 8.50%, 06/15/2031	34,803
76,254	Series 2367, Class ME, 6.50%, 10/15/2031	85,725
8,250	Series 2390, Class DO, PO, 12/15/2031	7,465
13,461	Series 2410, Class OE, 6.38%, 02/15/2032	14,438
13,266	Series 2410, Class QS, IF, 14.88%, 02/15/2032 (z)	17,480
16,008	Series 2410, Class QX, IF, IO, 6.87%, 02/15/2032 (z)	3,452
17,585	Series 2412, Class SP, IF, 12.55%, 02/15/2032 (z)	20,937
33,832	Series 2423, Class MC, 7.00%, 03/15/2032	37,935
53,352	Series 2423, Class MT, 7.00%, 03/15/2032	60,124
106,873	Series 2435, Class CJ, 6.50%, 04/15/2032	118,522
19,619	Series 2444, Class ES, IF, IO, 6.17%, 03/15/2032 (z)	3,736
13,079	Series 2450, Class SW, IF, IO, 6.22%, 03/15/2032 (z)	2,309
33,038	Series 2455, Class GK, 6.50%, 05/15/2032	36,310
23,393	Series 2484, Class LZ, 6.50%, 07/15/2032	26,625
74,500	Series 2500, Class MC, 6.00%, 09/15/2032	82,046
25,429	Series 2535, Class BK, 5.50%, 12/15/2022	26,573
949,589	Series 2543, Class YX, 6.00%, 12/15/2032	1,039,540
69,211	Series 2544, Class HC, 6.00%, 12/15/2032	77,536
371,444	Series 2574, Class PE, 5.50%, 02/15/2033	406,104
143,997	Series 2575, Class ME, 6.00%, 02/15/2033	157,317
11,173	Series 2586, Class WI, IO, 6.50%, 03/15/2033	2,086
123	Series 2626, Class NS, IF, IO, 4.77%, 06/15/2023 (z)	—	(h)

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
23,096	Series 2638, Class DS, IF, 6.82%, 07/15/2023 (z)	23,861
58,814	Series 2647, Class A, 3.25%, 04/15/2032	58,560
8,448	Series 2651, Class VZ, 4.50%, 07/15/2018	8,455
260,000	Series 2764, Class UG, 5.00%, 03/15/2034	279,071
22,615	Series 2827, Class DG, 4.50%, 07/15/2019	22,662
370,530	Series 2949, Class GE, 5.50%, 03/15/2035	400,752
20	Series 2989, PO, 06/15/2023	20
300,000	Series 3047, Class OD, 5.50%, 10/15/2035	330,201
79,311	Series 3085, Class VS, HB, IF, 21.61%, 12/15/2035 (z)	120,298
27,143	Series 3117, Class EO, PO, 02/15/2036	23,211
27,184	Series 3260, Class CS, IF, IO, 4.36%, 01/15/2037 (z)	3,930
1,444,213	Series 3380, Class SI, IF, IO, 4.59%, 10/15/2037 (z)	194,862
24,865	Series 3385, Class SN, IF, IO, 4.22%, 11/15/2037 (z)	2,219
63,850	Series 3387, Class SA, IF, IO, 4.64%, 11/15/2037 (z)	6,513
309,799	Series 3423, Class PB, 5.50%, 03/15/2038	337,413
29,284	Series 3451, Class SA, IF, IO, 4.27%, 05/15/2038 (z)	3,287
228,863	Series 3455, Class SE, IF, IO, 4.42%, 06/15/2038 (z)	31,569
65,314	Series 3688, Class NI, IO, 5.00%, 04/15/2032	2,264
19,774	Series 3759, Class HI, IO, 4.00%, 08/15/2037	641
8,185	Series 3772, IO, 3.50%, 09/15/2024	25
407,000	Series 3786, Class PD, 4.50%, 01/15/2041	440,330
	FHLMC STRIPS,
53,521	Series 233, Class 11, IO, 5.00%, 09/15/2035	11,254
58,157	Series 239, Class S30, IF, IO, 5.92%, 08/15/2036 (z)	10,349
295,493	Series 262, Class 35, 3.50%, 07/15/2042	298,066
279,867	Series 299, Class 300, 3.00%, 01/15/2043	278,002
	FHLMC Structured Pass-Through Securities Certificates,
10,766	Series T-41, Class 3A, 0.00%, 07/25/2032 (z)	11,237
74,005	Series T-54, Class 2A, 6.50%, 02/25/2043	84,339
33,090	Series T-54, Class 3A, 7.00%, 02/25/2043	37,707
160,174	Series T-56, Class APO, PO, 05/25/2043	111,265
17,021	Series T-58, Class APO, PO, 09/25/2043	13,733
116,292	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	98,522
	First Horizon Mortgage Pass-Through Trust,
82,660	Series 2004-AR7, Class 2A2, 3.73%, 02/25/2035 (z)	83,279
55,285	Series 2005-AR1, Class 2A2, 3.99%, 04/25/2035 (z)	56,681
	FNMA REMIC,
681	Series 1989-83, Class H, 8.50%, 11/25/2019	704
150	Series 1990-1, Class D, 8.80%, 01/25/2020	155
893	Series 1990-10, Class L Shares, 8.50%, 02/25/2020	928
82	Series 1990-93, Class G, 5.50%, 08/25/2020	83
3	Series 1990-140, Class K, HB, 652.15%, 12/25/2020	24
206	Series 1990-143, Class J, 8.75%, 12/25/2020	217
8,854	Series 1992-101, Class J, 7.50%, 06/25/2022	9,591
2,147	Series 1992-143, Class MA, 5.50%, 09/25/2022	2,218
650,005	Series 1993-84, Class M, 7.50%, 06/25/2023	704,173
10,488	Series 1993-146, Class E, PO, 05/25/2023	9,911
26,929	Series 1993-155, Class PJ, 7.00%, 09/25/2023	29,039
821	Series 1993-165, Class SD, IF, 13.21%, 09/25/2023 (z)	922
4,091	Series 1993-165, Class SK, IF, 12.50%, 09/25/2023 (z)	4,463
35,195	Series 1993-203, Class PL, 6.50%, 10/25/2023	39,228
3,592	Series 1993-205, Class H, PO, 09/25/2023	3,385
106,217	Series 1993-223, Class PZ, 6.50%, 12/25/2023	112,444
37,423	Series 1993-225, Class UB, 6.50%, 12/25/2023	40,209
1,122	Series 1993-230, Class FA, 2.47%, 12/25/2023 (z)	1,131
80,614	Series 1994-37, Class L Shares, 6.50%, 03/25/2024	85,887
695,579	Series 1994-72, Class K, 6.00%, 04/25/2024	773,360

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
8,524	Series 1995-2, Class Z, 8.50%, 01/25/2025	8,862
41,727	Series 1995-19, Class Z, 6.50%, 11/25/2023	46,509
1,347	Series 1996-59, Class J, 6.50%, 08/25/2022	1,421
39,972	Series 1997-20, Class IB, IO, 1.84%, 03/25/2027 (z)	1,167
9,100	Series 1997-39, Class PD, 7.50%, 05/20/2027	10,284
15,547	Series 1997-46, Class PL, 6.00%, 07/18/2027	16,649
32,757	Series 1997-61, Class ZC, 7.00%, 02/25/2023	35,103
5,817	Series 1998-36, Class ZB, 6.00%, 07/18/2028	6,465
12,574	Series 1998-43, Class SA, IF, IO, 15.70%, 04/25/2023 (z)	3,408
18,324	Series 1998-46, Class GZ, 6.50%, 08/18/2028	20,424
36,466	Series 1998-58, Class PC, 6.50%, 10/25/2028	39,857
88,245	Series 1999-39, Class JH, IO, 6.50%, 08/25/2029	9,489
3,284	Series 2000-52, IO, 8.50%, 01/25/2031	666
17,852	Series 2001-4, Class PC, 7.00%, 03/25/2021	18,466
30,994	Series 2001-30, Class PM, 7.00%, 07/25/2031	35,033
102,814	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	22,494
49,134	Series 2001-36, Class DE, 7.00%, 08/25/2031	54,685
4,841	Series 2001-44, Class PD, 7.00%, 09/25/2031	5,436
76,763	Series 2001-61, Class Z, 7.00%, 11/25/2031	87,011
7,854	Series 2002-1, Class HC, 6.50%, 02/25/2022	8,248
1,869	Series 2002-1, Class SA, HB, IF, 19.11%, 02/25/2032 (z)	2,452
97,457	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	4,707
65,059	Series 2002-15, PO, 04/25/2032	58,337
33,926	Series 2002-28, Class PK, 6.50%, 05/25/2032	37,574
68,206	Series 2002-68, Class SH, IF, IO, 6.19%, 10/18/2032 (z)	11,556
7,064	Series 2002-77, Class S, IF, 11.05%, 12/25/2032 (z)	8,123
160,089	Series 2003-7, Class A1, 6.50%, 12/25/2042	177,569
169,723	Series 2003-22, Class UD, 4.00%, 04/25/2033	174,234
38,080	Series 2003-44, Class IU, IO, 7.00%, 06/25/2033	9,197
27,708	Series 2003-47, Class PE, 5.75%, 06/25/2033	30,546
6,255	Series 2003-64, Class SX, IF, 9.59%, 07/25/2033 (z)	7,036
2,402	Series 2003-66, Class PA, 3.50%, 02/25/2033	2,409
32,322	Series 2003-71, Class DS, IF, 5.25%, 08/25/2033 (z)	32,229
9,731	Series 2003-91, Class SD, IF, 9.38%, 09/25/2033 (z)	10,886
96,691	Series 2003-116, Class SB, IF, IO, 5.73%, 11/25/2033 (z)	15,927
436,415	Series 2003-128, Class DY, 4.50%, 01/25/2024	449,690
3,360	Series 2003-130, Class SX, IF, 8.71%, 01/25/2034 (z)	3,739
128,489	Series 2003-131, Class CH, 5.50%, 01/25/2034	142,377
10,331	Series 2003-132, Class OA, PO, 08/25/2033	9,696
40,981	Series 2004-4, Class QM, IF, 10.46%, 06/25/2033 (z)	44,421
9,515	Series 2004-10, Class SC, HB, IF, 21.11%, 02/25/2034 (z)	10,355
151,063	Series 2004-35, Class AZ, 4.50%, 05/25/2034	158,566
70,698	Series 2004-36, Class SA, IF, 14.38%, 05/25/2034 (z)	94,856
37,108	Series 2004-46, Class SK, IF, 11.35%, 05/25/2034 (z)	44,700
5,981	Series 2004-51, Class SY, IF, 10.50%, 07/25/2034 (z)	6,979
36,089	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	40,317
2,336	Series 2004-76, Class CL, 4.00%, 10/25/2019	2,338
464,562	Series 2004-79, Class ZE, 5.50%, 11/25/2034	527,348
687,847	Series 2004-91, Class HC, 6.00%, 12/25/2034	792,965
108,341	Series 2005-45, Class DC, IF, 17.45%, 06/25/2035 (z)	138,208
1,877	Series 2005-52, Class PA, 6.50%, 06/25/2035	1,892
98,707	Series 2005-68, Class BC, 5.25%, 06/25/2035	100,649
86,909	Series 2005-84, Class XM, 5.75%, 10/25/2035	94,297

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
46,459	Series 2005-110, Class MN, 5.50%, 06/25/2035	46,848
42,698	Series 2006-22, Class AO, PO, 04/25/2036	37,810
13,752	Series 2006-46, Class SW, IF, 17.34%, 06/25/2036 (z)	19,262
37,413	Series 2006-110, PO, 11/25/2036	31,975
61,383	Series 2006-117, Class GS, IF, IO, 4.78%, 12/25/2036 (z)	7,516
42,337	Series 2007-7, Class SG, IF, IO, 4.63%, 08/25/2036 (z)	9,826
91,404	Series 2007-53, Class SH, IF, IO, 4.23%, 06/25/2037 (z)	11,892
113,609	Series 2007-88, Class VI, IF, IO, 4.67%, 09/25/2037 (z)	17,881
79,787	Series 2007-100, Class SM, IF, IO, 4.58%, 10/25/2037 (z)	10,996
73,626	Series 2008-1, Class BI, IF, IO, 4.04%, 02/25/2038 (z)	8,870
15,830	Series 2008-16, Class IS, IF, IO, 4.33%, 03/25/2038 (z)	2,038
76,811	Series 2008-46, Class HI, IO, 1.76%, 06/25/2038 (z)	3,966
32,019	Series 2008-53, Class CI, IF, IO, 5.33%, 07/25/2038 (z)	4,567
61,912	Series 2009-112, Class ST, IF, IO, 4.38%, 01/25/2040 (z)	8,260
29,352	Series 2010-35, Class SB, IF, IO, 4.55%, 04/25/2040 (z)	3,905
294,421	Series 2010-80, Class PZ, 5.00%, 07/25/2040	331,371
580,000	Series 2010-102, Class PN, 5.00%, 09/25/2040	628,840
1,299,304	Series 2010-134, Class KZ, 4.50%, 12/25/2040	1,287,086
251,375	Series 2013-128, PO, 12/25/2043	199,509
204,870	Series 2016-38, Class NA, 3.00%, 01/25/2046	203,948
676	Series G92-42, Class Z, 7.00%, 07/25/2022	706
253	Series G92-44, Class ZQ, 8.00%, 07/25/2022	260
5,485	Series G92-54, Class ZQ, 7.50%, 09/25/2022	5,781
436	Series G92-59, Class F, 1.48%, 10/25/2022 (z)	440
1,540	Series G92-61, Class Z, 7.00%, 10/25/2022	1,640
3,573	Series G92-66, Class KA, 6.00%, 12/25/2022	3,736
16,899	Series G92-66, Class KB, 7.00%, 12/25/2022	18,164
4,525	Series G93-1, Class KA, 7.90%, 01/25/2023	4,907
4,947	Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	5,341
	FNMA REMIC Trust,
21,417	Series 1999-W1, PO, 02/25/2029	18,444
105,857	Series 1999-W4, Class A9, 6.25%, 02/25/2029	112,067
249,721	Series 2002-W7, Class A4, 6.00%, 06/25/2029	273,421
224,703	Series 2003-W1, Class 1A1, 5.44%, 12/25/2042 (z)	236,549
32,054	Series 2003-W1, Class 2A, 6.03%, 12/25/2042 (z)	35,344
	FNMA STRIPS,
5,449	Series 329, Class 1, PO, 01/25/2033	4,841
22,926	Series 365, Class 8, IO, 5.50%, 05/25/2036	5,157
21,059	FNMA Trust, Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	23,668
175,218	GMACM Mortgage Loan Trust, Series 2005-AR3, Class 3A4, 3.74%, 06/19/2035 (z)	172,416
	GNMA,
66,089	Series 1994-7, Class PQ, 6.50%, 10/16/2024	70,208
70,762	Series 2000-21, Class Z, 9.00%, 03/16/2030	71,588
1,109	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	156
193,517	Series 2000-36, Class PB, 7.50%, 11/16/2030	223,349
542,462	Series 2001-10, Class PE, 6.50%, 03/16/2031	603,684
76,060	Series 2001-22, Class PS, IF, 16.31%, 03/17/2031 (z)	96,388
44,659	Series 2001-36, Class S, IF, IO, 6.26%, 08/16/2031 (z)	10,583
6,265	Series 2002-24, Class SB, IF, 9.25%, 04/16/2032 (z)	7,031
2,836	Series 2003-24, PO, 03/16/2033	2,582
20,544	Series 2004-28, Class S, IF, 14.75%, 04/16/2034 (z)	27,921
500,000	Series 2006-38, Class OH, 6.50%, 08/20/2036	582,657
91,076	Series 2007-45, Class QA, IF, IO, 4.82%, 07/20/2037 (z)	11,669
68,942	Series 2007-76, Class SA, IF, IO, 4.71%, 11/20/2037 (z)	9,402
63,013	Series 2008-2, Class MS, IF, IO, 5.37%, 01/16/2038 (z)	9,461
43,770	Series 2008-55, Class SA, IF, IO, 4.38%, 06/20/2038 (z)	5,033

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
27,092	Series 2009-6, Class SA, IF, IO, 4.31%, 02/16/2039 (z)	2,824
91,932	Series 2009-6, Class SH, IF, IO, 4.22%, 02/20/2039 (z)	8,584
66,568	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	14,658
50,070	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	13,229
129,670	Series 2009-22, Class SA, IF, IO, 4.45%, 04/20/2039 (z)	14,163
109,074	Series 2009-31, Class TS, IF, IO, 4.48%, 03/20/2039 (z)	8,767
110,591	Series 2009-64, Class SN, IF, IO, 4.31%, 07/16/2039 (z)	11,048
57,254	Series 2009-79, Class OK, PO, 11/16/2037	50,892
29,180	Series 2009-102, Class SM, IF, IO, 4.61%, 06/16/2039 (z)	1,312
240,739	Series 2009-106, Class ST, IF, IO, 4.18%, 02/20/2038 (z)	30,771
81,108	Series 2010-130, Class CP, 7.00%, 10/16/2040	91,433
148,081	Series 2011-75, Class SM, IF, IO, 4.78%, 05/20/2041 (z)	22,507
628,886	Series 2011-H19, Class FA, 2.04%, 08/20/2061 (z)	629,729
651,181	Series 2012-H23, Class SA, 2.10%, 10/20/2062 (z)	654,457
662,341	Series 2013-H08, Class FC, 2.02%, 02/20/2063 (z)	662,903
383,199	Series 2013-H09, Class HA, 1.65%, 04/20/2063	374,753
313,649	Series 2014-H17, Class FC, 2.07%, 07/20/2064 (z)	314,855
421,220	Series 2015-137, Class WA, 5.49%, 01/20/2038 (z)	460,483
726,497	Series 2015-H16, Class FG, 2.01%, 07/20/2065 (z)	727,359
846,634	Series 2015-H30, Class FE, 2.17%, 11/20/2065 (z)	853,879
204,329	Series 2016-H11, Class FD, 2.20%, 05/20/2066 (z)	207,087
166,390	Series 2016-H26, Class FC, 2.57%, 12/20/2066 (z)	170,190
489,292	Series 2017-H14, Class FV, 2.07%, 06/20/2067 (z)	491,116
454,849	Goodgreen Trust, Series 2017-R1, 5.00%, 10/20/2051 (bb)	447,389
	GSR Mortgage Loan Trust,
47,178	Series 2004-6F, Class 1A2, 5.00%, 05/25/2034	47,685
164,807	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	176,044
62,515	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	64,307
390,000	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	384,825
41,571	Impac Secured Assets Trust, Series 2006-1, Class 2A1, 2.22%, 05/25/2036 (z)	39,543
45,424	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (z)	46,290
27,183	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.63%, 04/21/2034 (z)	27,845
	MASTR Alternative Loan Trust,
65,727	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	67,730
85,933	Series 2004-4, Class 10A1, 5.00%, 05/25/2024	89,168
107,523	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	110,024
11,860	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	9,854
14,848	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	15,029
12,601	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	12,624
	MASTR Asset Securitization Trust,
130,777	Series 2003-11, Class 9A6, 5.25%, 12/25/2033	132,217
1,004	Series 2003-12, Class 15PO, PO, 12/25/2018 (bb)	1,003
2,010	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	1,993
2,204	Series 2004-8, PO, 08/25/2019 (bb)	2,131
6,314	Series 2004-10, Class 15PO, PO, 10/25/2019 (bb)	6,183
22,477	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	18,113
34,807	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	35,125
228,673	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.00%, 05/25/2037 (bb)	54,066
	RALI Trust,
1,724	Series 2003-QS9, Class A3, IF, IO, 5.68%, 05/25/2018 (z) (bb)	2
6,679	Series 2003-QS14, Class A1, 5.00%, 07/25/2018	6,628
2,396	Series 2003-QS18, Class A1, 5.00%, 09/25/2018	2,395
1,309	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/2019	1,246

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
53,455	RFMSI Trust, Series 2005-SA4, Class 1A1, 3.50%, 09/25/2035 (z)	47,986
3,234	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/2036 (e)	3,228
58,298	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	59,324
	Vendee Mortgage Trust,
32,285	Series 1994-1, Class 1, 5.33%, 02/15/2024 (z)	33,451
392,253	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	417,612
78,686	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	85,942
41,779	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	45,354
159,374	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	176,783
41,807	Series 1998-1, Class 2E, 7.00%, 03/15/2028	46,737
	WaMu Mortgage Pass-Through Certificates Trust,
9,716	Series 2003-AR8, Class A, 3.22%, 08/25/2033 (z)	9,846
43,617	Series 2003-AR9, Class 1A6, 3.34%, 09/25/2033 (z)	44,643
17,242	Series 2004-AR3, Class A2, 3.27%, 06/25/2034 (z)	17,598
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
743,624	Series 2005-2, Class 1A4, IF, IO, 3.18%, 04/25/2035 (z) (bb)	69,005
266,623	Series 2005-2, Class 2A3, IF, IO, 3.13%, 04/25/2035 (z) (bb)	27,699
204,703	Series 2005-3, Class CX, IO, 5.50%, 05/25/2035 (bb)	39,513
191,475	Series 2005-4, Class CB7, 5.50%, 06/25/2035	184,539
7,190	Series 2005-4, Class DP, PO, 06/25/2020 (bb)	6,911
61,184	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	59,550
	Wells Fargo Mortgage-Backed Securities Trust,
12,738	Series 2003-K, Class 1A1, 3.56%, 11/25/2033 (z)	12,909
25,476	Series 2003-K, Class 1A2, 3.56%, 11/25/2033 (z)	25,920
28,471	Series 2004-EE, Class 3A1, 3.79%, 12/25/2034 (z)	29,534
71,368	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	73,174
124,484	Series 2005-AR3, Class 1A1, 3.52%, 03/25/2035 (z)	127,942
40,642	Series 2005-AR8, Class 2A1, 3.79%, 06/25/2035 (z)	41,588
38,967	Series 2005-AR16, Class 2A1, 3.81%, 02/25/2034 (z)	39,911

	Total Collateralized Mortgage Obligations (Cost $30,579,199)	31,136,136

Commercial Mortgage-Backed Securities — 4.5%
286,000	BAMLL Re-REMIC Trust, Series 2015-FR11, Class A705, 1.82%, 09/27/2044 (e) (z)	281,829
300,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	298,130
300,000	BXMT Ltd., Series 2017-FL1, Class C, 3.74%, 06/15/2035 (e) (z) (bb)	299,999
216,499	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.44%, 12/11/2049 (e) (z) (bb)	709
	Commercial Mortgage Trust,
125,000	Series 2013-SFS, Class A2, 2.99%, 04/12/2035 (e) (z)	122,558
200,000	Series 2014-CR19, Class A5, 3.80%, 08/10/2047	205,132
156,000	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	158,556
100,000	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e) (bb)	96,022
	FHLMC, Multifamily Structured Pass-Through Certificates,
229,000	Series K038, Class A2, 3.39%, 03/25/2024	234,022
215,000	Series K065, Class A2, 3.24%, 04/25/2027	215,267
115,000	Series K065, Class AM, 3.33%, 05/25/2027	115,252
267,000	Series K066, Class A2, 3.12%, 06/25/2027	264,261
208,000	Series K070, Class A2, 3.30%, 11/25/2027 (z)	209,001
1,000,000	Series K072, Class AM, 3.50%, 12/25/2027 (z)	1,014,679
346,000	Series K073, Class A2, 3.35%, 01/25/2028	348,396
182,582	Series KF12, Class A, 2.57%, 09/25/2022 (z)	183,039
40,062	Series KJ02, Class A2, 2.60%, 09/25/2020	39,881
196,000	Series KJ09, Class A2, 2.84%, 09/25/2022	195,113
289,000	Series KJ11, Class A2, 2.93%, 01/25/2023	288,176

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
591,000	Series KJ14, Class A2, 2.81%, 09/25/2024	581,228
250,000	Series KPLB, Class A, 2.77%, 05/25/2025	242,799
	FNMA ACES,
1,000,000	Series 2014-M3, Class A2, 3.47%, 01/25/2024 (z)	1,024,341
1,000,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	981,307
389,000	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	385,429
224,086	Series 2015-M17, Class FA, 2.52%, 11/25/2022 (z)	225,654
500,000	Series 2016-M2, Class AV2, 2.15%, 01/25/2023	483,522
305,000	Series 2017-M5, Class A2, 3.30%, 04/25/2029	301,850
278,000	Series 2017-M7, Class A2, 2.96%, 02/25/2027 (z)	272,194
335,000	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	329,888
381,000	Series 2017-M12, Class A2, 3.08%, 06/25/2027 (z)	375,757
185,000	Series 2018-M3, Class A2, 3.19%, 02/25/2030	180,891
428,831	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	415,222
	FREMF Mortgage Trust,
220,000	Series 2014-K40, Class C, 4.07%, 11/25/2047 (e) (z) (bb)	214,429
640,000	Series 2015-K44, Class B, 3.68%, 01/25/2048 (e) (z) (bb)	625,848
500,000	Series 2015-K45, Class B, 3.59%, 04/25/2048 (e) (z) (bb)	495,543
180,000	Series 2016-K59, Class B, 3.58%, 11/25/2049 (e) (z) (bb)	176,094
110,000	Series 2016-K722, Class B, 3.84%, 07/25/2049 (e) (z)	111,000
551,000	Series 2018-K730, Class B, 3.93%, 02/25/2050 (e) (z)	537,044
355,244	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, 0.49%, 12/15/2043 (e) (z) (bb)	13
47,325	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 3.24%, 07/14/2034 (e) (z)	47,355
250,000	RAIT Trust, Series 2015-FL5, Class B, 5.64%, 01/15/2031 (e) (z) (bb)	250,237
2,571	Resource Capital Corp. Ltd., (Cayman Islands), Series 2015-CRE4, Class A, 3.19%, 08/15/2032 (e) (z)	2,570
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	116,134
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/2063	105,526
200,000	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	203,550
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	113,720

	Total Commercial Mortgage-Backed Securities (Cost $13,478,822)	13,369,167

Corporate Bonds — 26.5%
	Consumer Discretionary — 1.7%
	Automobiles — 0.4%
45,000	BMW US Capital LLC, (Germany), 2.25%, 09/15/2023 (e)	42,576
150,000	Daimler Finance North America LLC, (Germany), 1.75%, 10/30/2019 (e)	147,224
	Ford Motor Co.,
46,000	4.35%, 12/08/2026	45,419
240,000	7.45%, 07/16/2031	290,314
	General Motors Co.,
60,000	5.15%, 04/01/2038	59,731
240,000	6.60%, 04/01/2036	274,747
	Hyundai Capital America,
34,000	2.00%, 07/01/2019 (e)	33,515
65,000	2.40%, 10/30/2018 (e)	64,798
	Nissan Motor Acceptance Corp.,
29,000	1.90%, 09/14/2021 (e)	27,706
60,000	2.60%, 09/28/2022 (e)	58,146
50,000	2.80%, 01/13/2022 (e)	49,229

		1,093,405

	Diversified Consumer Services — 0.0% (g)
86,000	President & Fellows of Harvard College, 3.30%, 07/15/2056	79,590

	Hotels, Restaurants & Leisure — 0.1%
	McDonald’s Corp.,
60,000	3.35%, 04/01/2023	60,311
60,000	4.70%, 12/09/2035	64,010
28,000	Starbucks Corp., 2.70%, 06/15/2022	27,615

		151,936

	Household Durables — 0.0% (g)
50,000	Newell Brands, Inc., 5.38%, 04/01/2036	52,077

	Internet & Direct Marketing Retail — 0.2%
	Amazon.com, Inc.,
66,000	2.80%, 08/22/2024 (e)	63,799
80,000	3.88%, 08/22/2037 (e)	79,416
100,000	4.25%, 08/22/2057 (e)	99,529

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet & Direct Marketing Retail — continued
65,000	4.80%, 12/05/2034	71,914
100,000	Priceline Group, Inc. (The), 3.55%, 03/15/2028	96,696

		411,354

	Leisure Products — 0.0% (g)
47,000	Hasbro, Inc., 3.50%, 09/15/2027	43,993

	Media — 0.9%
	21st Century Fox America, Inc.,
50,000	6.65%, 11/15/2037	65,102
50,000	7.25%, 05/18/2018	50,291
150,000	7.30%, 04/30/2028	189,200
	CBS Corp.,
99,000	3.70%, 08/15/2024	98,341
42,000	4.00%, 01/15/2026	41,412
194,000	Charter Communications Operating LLC, 4.91%, 07/23/2025	198,147
75,000	Comcast Cable Holdings LLC, 10.13%, 04/15/2022	93,604
	Comcast Corp.,
66,000	3.55%, 05/01/2028	64,915
32,000	3.90%, 03/01/2038	31,063
52,000	4.00%, 11/01/2049	48,671
126,000	4.05%, 11/01/2052	118,602
89,000	4.20%, 08/15/2034	89,760
167,000	4.25%, 01/15/2033	172,862
35,000	6.50%, 11/15/2035	44,633
	Cox Communications, Inc.,
67,000	3.35%, 09/15/2026 (e)	63,753
39,000	4.60%, 08/15/2047 (e)	37,250
	Discovery Communications LLC,
42,000	3.95%, 03/20/2028	40,287
78,000	4.38%, 06/15/2021	80,191
90,000	6.35%, 06/01/2040	101,678
75,000	NBCUniversal Media LLC, 5.95%, 04/01/2041	91,762
	Time Warner Cable LLC,
100,000	5.50%, 09/01/2041	99,209
50,000	6.55%, 05/01/2037	56,145
50,000	6.75%, 07/01/2018	50,470
50,000	7.30%, 07/01/2038	59,790
175,000	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	227,549
	Time Warner, Inc.,
155,000	3.55%, 06/01/2024	152,444
45,000	3.60%, 07/15/2025	43,764
35,000	4.75%, 03/29/2021	36,544
	Viacom, Inc.,
36,000	3.88%, 04/01/2024	35,835
70,000	6.88%, 04/30/2036	83,115
	Walt Disney Co. (The),
31,000	1.85%, 07/30/2026	27,596
50,000	2.95%, 06/15/2027	48,138
14,000	3.00%, 07/30/2046	11,936

		2,654,059

	Multiline Retail — 0.0% (g)
55,000	Dollar General Corp., 4.13%, 05/01/2028	55,453
30,000	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	32,255

		87,708

	Specialty Retail — 0.1%
41,000	AutoZone, Inc., 3.75%, 06/01/2027	40,134
	Home Depot, Inc. (The),
21,000	2.13%, 09/15/2026	18,988
37,000	3.00%, 04/01/2026	35,943
13,000	3.50%, 09/15/2056	11,583
34,000	4.20%, 04/01/2043	35,099
72,000	Lowe’s Cos., Inc., 3.38%, 09/15/2025	71,391
	O’Reilly Automotive, Inc.,
80,000	3.55%, 03/15/2026	78,194
49,000	3.60%, 09/01/2027	47,446

		338,778

	Total Consumer Discretionary	4,912,900

	Consumer Staples — 1.4%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
23,000	1.90%, 02/01/2019	22,932
234,000	3.30%, 02/01/2023	234,052
380,000	3.65%, 02/01/2026	377,513
241,000	4.70%, 02/01/2036	254,656
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
80,000	4.00%, 04/13/2028	80,937
150,000	4.38%, 04/15/2038	152,818
131,000	4.44%, 10/06/2048	131,729
40,000	4.60%, 04/15/2048	41,302
95,000	4.75%, 04/15/2058	97,106
38,000	Brown-Forman Corp., 4.50%, 07/15/2045	41,233
25,000	Constellation Brands, Inc., 4.25%, 05/01/2023	25,600
20,000	Dr Pepper Snapple Group, Inc., 3.43%, 06/15/2027 (e)	19,142

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
	PepsiCo, Inc.,
70,000	3.45%, 10/06/2046	64,216
107,000	4.45%, 04/14/2046	114,880

		1,658,116

	Food & Staples Retailing — 0.4%
21,000	Costco Wholesale Corp., 2.75%, 05/18/2024	20,472
	CVS Health Corp.,
116,000	4.00%, 12/05/2023	117,477
354,000	4.10%, 03/25/2025	356,202
95,000	4.30%, 03/25/2028	95,587
140,000	4.78%, 03/25/2038	141,659
78,000	5.05%, 03/25/2048	81,873
	Kroger Co. (The),
67,000	4.00%, 02/01/2024	68,257
18,000	5.40%, 07/15/2040	19,121
100,000	6.90%, 04/15/2038	123,495
55,000	Sysco Corp., 3.55%, 03/15/2025	54,789
50,000	Walgreen Co., 4.40%, 09/15/2042	46,709
	Walgreens Boots Alliance, Inc.,
47,000	3.80%, 11/18/2024	46,267
23,000	4.50%, 11/18/2034	22,725
75,000	Walmart, Inc., 3.63%, 12/15/2047	73,234

		1,267,867

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
28,000	3.25%, 08/15/2026	26,308
59,000	3.75%, 09/25/2027	56,981
90,000	Campbell Soup Co., 3.95%, 03/15/2025	89,527
25,000	Cargill, Inc., 3.25%, 03/01/2023 (e)	25,036
80,000	Kellogg Co., 3.40%, 11/15/2027	76,476
	Kraft Heinz Foods Co.,
20,000	3.50%, 06/06/2022	19,976
15,000	3.95%, 07/15/2025	14,926
100,000	5.00%, 07/15/2035	103,579
31,000	5.38%, 02/10/2020	32,265
122,000	6.13%, 08/23/2018	123,686
30,000	6.75%, 03/15/2032	36,231
133,000	6.88%, 01/26/2039	163,973
54,000	McCormick & Co., Inc., 3.15%, 08/15/2024	52,379
27,000	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	27,694
	Tyson Foods, Inc.,
49,000	3.95%, 08/15/2024	49,283
100,000	4.88%, 08/15/2034	105,817

		1,004,137

	Household Products — 0.0% (g)
32,681	Procter & Gamble—ESOP, Series A, 9.36%, 01/01/2021	35,624
80,000	Procter & Gamble Co. (The), 2.85%, 08/11/2027	76,693

		112,317

	Tobacco — 0.0% (g)
75,000	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	74,413

	Total Consumer Staples	4,116,850

	Energy — 2.6%
	Energy Equipment & Services — 0.1%
40,000	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	44,257
	Halliburton Co.,
54,000	3.50%, 08/01/2023	54,031
77,000	4.85%, 11/15/2035	82,812
60,000	6.70%, 09/15/2038	77,124
	Nabors Industries, Inc.,
15,000	4.63%, 09/15/2021	14,479
15,000	5.00%, 09/15/2020	14,962
60,000	Schlumberger Holdings Corp., 3.63%, 12/21/2022 (e)	60,582

		348,247

	Oil, Gas & Consumable Fuels — 2.5%
45,000	Andeavor Logistics LP, 4.25%, 12/01/2027	43,840
	Apache Corp.,
50,000	6.00%, 01/15/2037	56,529
50,000	6.90%, 09/15/2018	50,948
73,000	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	72,933
	Boardwalk Pipelines LP,
22,000	4.45%, 07/15/2027	21,375
118,000	4.95%, 12/15/2024	121,168
16,000	5.95%, 06/01/2026	17,137
	BP Capital Markets plc, (United Kingdom),
35,000	3.02%, 01/16/2027	33,377
221,000	3.22%, 04/14/2024	217,999
15,000	3.51%, 03/17/2025	14,966
50,000	3.59%, 04/14/2027	49,868
140,000	3.72%, 11/28/2028	140,813
150,000	3.81%, 02/10/2024	152,971
	Buckeye Partners LP,
32,000	3.95%, 12/01/2026	30,192
30,000	4.35%, 10/15/2024	29,888
15,000	4.88%, 02/01/2021	15,429
100,000	5.85%, 11/15/2043	102,177

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Canadian Natural Resources Ltd., (Canada),
65,000	3.90%, 02/01/2025	64,717
50,000	5.85%, 02/01/2035	56,911
	Cenovus Energy, Inc., (Canada),
23,000	4.45%, 09/15/2042	20,494
158,000	6.75%, 11/15/2039	181,783
	Chevron Corp.,
20,000	2.36%, 12/05/2022	19,402
150,000	2.41%, 03/03/2022	146,937
200,000	2.57%, 05/16/2023	194,429
200,000	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	202,627
43,000	ConocoPhillips Co., 4.95%, 03/15/2026	46,912
21,000	Devon Energy Corp., 5.60%, 07/15/2041	23,606
	Ecopetrol SA, (Colombia),
33,000	4.13%, 01/16/2025	32,125
39,000	5.38%, 06/26/2026	40,609
28,000	5.88%, 09/18/2023	29,960
	Enbridge, Inc., (Canada),
27,000	3.70%, 07/15/2027	25,864
75,000	4.50%, 06/10/2044	72,468
60,000	(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/2078 (aa)	59,349
	Encana Corp., (Canada),
30,000	6.50%, 08/15/2034	35,675
80,000	7.20%, 11/01/2031	98,512
	Energy Transfer LP,
9,000	3.60%, 02/01/2023	8,770
45,000	4.05%, 03/15/2025	44,111
32,000	4.75%, 01/15/2026	32,337
68,000	4.90%, 02/01/2024	69,780
141,000	5.00%, 10/01/2022	146,539
100,000	6.05%, 06/01/2041	101,294
17,000	6.50%, 02/01/2042	18,337
50,000	Eni USA, Inc., (United Kingdom), 7.30%, 11/15/2027	62,000
	EnLink Midstream Partners LP,
112,000	4.15%, 06/01/2025	108,798
65,000	5.05%, 04/01/2045	60,346
	Enterprise Products Operating LLC,
38,000	3.70%, 02/15/2026	37,634
25,000	3.75%, 02/15/2025	25,099
25,000	3.90%, 02/15/2024	25,307
6,000	4.95%, 10/15/2054	6,158
16,000	5.10%, 02/15/2045	17,368
170,000	7.55%, 04/15/2038	229,315
86,000	Series D, 6.88%, 03/01/2033	108,195
15,000	EOG Resources, Inc., 2.63%, 03/15/2023	14,461
60,000	EQT Corp., 3.90%, 10/01/2027	57,465
61,000	Exxon Mobil Corp., 3.04%, 03/01/2026	59,775
	Hess Corp.,
30,000	7.13%, 03/15/2033	35,960
100,000	7.30%, 08/15/2031	119,833
120,000	Kerr-McGee Corp., 7.88%, 09/15/2031	158,335
	Kinder Morgan, Inc.,
140,000	4.30%, 03/01/2028	139,426
90,000	5.20%, 03/01/2048	90,452
	Magellan Midstream Partners LP,
14,000	3.20%, 03/15/2025	13,420
27,000	4.20%, 12/01/2042	25,319
70,000	6.40%, 05/01/2037	85,424
29,000	Marathon Petroleum Corp., 3.63%, 09/15/2024	28,817
	MPLX LP,
52,000	4.00%, 03/15/2028	51,237
140,000	4.88%, 12/01/2024	146,738
	Noble Energy, Inc.,
15,000	5.63%, 05/01/2021	15,280
114,000	6.00%, 03/01/2041	130,335
	Occidental Petroleum Corp.,
55,000	3.00%, 02/15/2027	52,689
45,000	3.50%, 06/15/2025	45,062
50,000	4.20%, 03/15/2048	50,276
	ONEOK Partners LP,
25,000	3.20%, 09/15/2018	25,093
8,000	3.38%, 10/01/2022	7,872
100,000	4.90%, 03/15/2025	104,335
17,000	5.00%, 09/15/2023	17,925
15,000	6.65%, 10/01/2036	18,054
40,000	8.63%, 03/01/2019	41,990
105,000	Petro-Canada, (Canada), 6.80%, 05/15/2038	138,815
	Petroleos Mexicanos, (Mexico),
100,000	4.63%, 09/21/2023	99,950
20,000	4.88%, 01/18/2024	20,245
42,000	5.35%, 02/12/2028 (e)	41,286
10,000	6.35%, 02/12/2048 (e)	9,662
42,000	6.38%, 01/23/2045	40,717
111,000	6.50%, 03/13/2027	118,548
150,000	6.63%, 06/15/2035	154,977
110,000	6.75%, 09/21/2047	111,307
26,000	6.88%, 08/04/2026	28,590
70,000	Phillips 66, 3.90%, 03/15/2028	69,696
37,000	Phillips 66 Partners LP, 4.90%, 10/01/2046	37,081

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Plains All American Pipeline LP,
50,000	3.60%, 11/01/2024	47,636
15,000	3.65%, 06/01/2022	14,791
30,000	4.30%, 01/31/2043	25,271
30,000	4.65%, 10/15/2025	30,164
200,000	Sinopec Capital Ltd., (China), 3.13%, 04/24/2023 (e)	194,338
	Spectra Energy Partners LP,
34,000	2.95%, 09/25/2018	34,034
19,000	3.50%, 03/15/2025	18,291
7,000	4.50%, 03/15/2045	6,781
25,000	5.95%, 09/25/2043	28,618
	Statoil ASA, (Norway),
50,000	1.15%, 05/15/2018	49,938
143,000	2.65%, 01/15/2024	137,913
23,000	3.25%, 11/10/2024	22,777
60,000	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	72,574
	Sunoco Logistics Partners Operations LP,
24,000	3.90%, 07/15/2026	22,785
13,000	4.25%, 04/01/2024	12,921
53,000	5.35%, 05/15/2045	49,300
60,000	6.10%, 02/15/2042	60,784
26,000	TC PipeLines LP, 3.90%, 05/25/2027	24,854
15,000	Texas Eastern Transmission LP, 3.50%, 01/15/2028 (e)	14,312
	Total Capital International SA, (France),
50,000	2.75%, 06/19/2021	49,553
25,000	3.70%, 01/15/2024	25,473
	TransCanada PipeLines Ltd., (Canada),
70,000	6.20%, 10/15/2037	86,252
50,000	6.50%, 08/15/2018	50,731
50,000	7.13%, 01/15/2019	51,761
20,000	Valero Energy Corp., 7.50%, 04/15/2032	26,172
45,000	Valero Energy Partners LP, 4.50%, 03/15/2028	45,233
	Western Gas Partners LP,
50,000	3.95%, 06/01/2025	48,710
16,000	4.50%, 03/01/2028	16,021
29,000	4.65%, 07/01/2026	29,342
34,000	5.30%, 03/01/2048	33,618
26,000	5.45%, 04/01/2044	26,231
	Williams Partners LP,
25,000	3.90%, 01/15/2025	24,746
53,000	4.85%, 03/01/2048	52,373

		7,466,123

	Total Energy	7,814,370

	Financials — 10.7%
	Banks — 4.9%
200,000	ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)	204,878
	ANZ New Zealand Int’l Ltd., (New Zealand),
200,000	2.60%, 09/23/2019 (e)	198,965
200,000	3.45%, 01/21/2028 (e)	194,109
	Bank of America Corp.,
26,000	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	25,494
100,000	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	98,973
514,000	3.25%, 10/21/2027	484,111
150,000	3.30%, 01/11/2023	149,593
100,000	(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/2026 (aa)	97,227
408,000	(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e) (aa)	390,543
260,000	(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 04/24/2028 (aa)	255,490
280,000	(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/2029 (aa)	280,524
114,000	4.00%, 01/22/2025	113,717
69,000	4.45%, 03/03/2026	70,445
295,000	5.65%, 05/01/2018	295,743
90,000	6.88%, 04/25/2018	90,236
250,000	Series L, 2.25%, 04/21/2020	245,988
92,000	Series L, 3.95%, 04/21/2025	91,140
	Bank of Montreal, (Canada),
65,000	1.50%, 07/18/2019	63,891
60,000	2.10%, 12/12/2019	59,199
	Bank of Nova Scotia (The), (Canada),
100,000	1.45%, 04/25/2018	99,938
100,000	1.70%, 06/11/2018	99,871
200,000	2.45%, 09/19/2022	193,763
	Barclays plc, (United Kingdom),
200,000	3.65%, 03/16/2025	192,666
220,000	4.38%, 01/12/2026	220,228
50,000	BB&T Corp., 5.25%, 11/01/2019	51,730
200,000	BNP Paribas SA, (France), 3.50%, 03/01/2023 (e)	198,643
250,000	BNZ International Funding Ltd., (New Zealand), 2.90%, 02/21/2022 (e)	246,055
200,000	Canadian Imperial Bank of Commerce, (Canada), 1.60%, 09/06/2019	196,634
	Citigroup, Inc.,
100,000	1.70%, 04/27/2018	99,945
40,000	1.75%, 05/01/2018	39,975
137,000	2.15%, 07/30/2018	136,777

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
23,000	2.35%, 08/02/2021	22,328
50,000	2.40%, 02/18/2020	49,450
200,000	2.75%, 04/25/2022	194,765
100,000	2.90%, 12/08/2021	98,455
74,000	(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)	73,087
75,000	3.40%, 05/01/2026	72,357
250,000	(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/2028 (aa)	243,564
50,000	(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 01/24/2039 (aa)	48,094
50,000	4.30%, 11/20/2026	49,996
20,000	4.40%, 06/10/2025	20,359
210,000	4.45%, 09/29/2027	212,343
50,000	4.75%, 05/18/2046	50,720
58,000	5.50%, 09/13/2025	62,856
56,000	8.13%, 07/15/2039	84,641
250,000	Citizens Bank NA, 3.70%, 03/29/2023	250,928
24,000	Citizens Financial Group, Inc., 2.38%, 07/28/2021	23,271
10,000	Comerica, Inc., 3.80%, 07/22/2026	9,823
	Commonwealth Bank of Australia, (Australia),
200,000	2.00%, 09/06/2021 (e)	192,295
80,000	3.45%, 03/16/2023 (e)	80,002
80,000	3.90%, 03/16/2028 (e)	80,565
250,000	Cooperatieve Rabobank UA, (Netherlands), 4.38%, 08/04/2025	252,375
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
250,000	3.75%, 03/26/2025	244,034
350,000	3.80%, 06/09/2023	350,537
200,000	Danske Bank A/S, (Denmark), 2.00%, 09/08/2021 (e)	191,528
	Fifth Third Bancorp,
83,000	2.88%, 07/27/2020	82,828
70,000	3.95%, 03/14/2028	70,335
350,000	Glitnir HoldCo ehf, (Iceland), 0.00%, 10/15/2008 (d) (e) (bb)	—
	HSBC Holdings plc, (United Kingdom),
400,000	2.65%, 01/05/2022	388,809
229,000	3.60%, 05/25/2023	228,787
200,000	4.38%, 11/23/2026	199,057
	Huntington Bancshares, Inc.,
88,000	2.30%, 01/14/2022	84,278
73,000	3.15%, 03/14/2021	72,623
200,000	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	198,274
56,000	KeyCorp, 2.90%, 09/15/2020	55,738
	Lloyds Banking Group plc, (United Kingdom),
200,000	3.75%, 01/11/2027	193,341
200,000	4.58%, 12/10/2025	200,142
	Mitsubishi UFJ Financial Group, Inc., (Japan),
80,000	2.67%, 07/25/2022	77,484
38,000	3.00%, 02/22/2022	37,488
200,000	Mitsubishi UFJ Trust & Banking Corp., (Japan), 2.45%, 10/16/2019 (e)	198,245
69,000	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	67,934
	Nordea Bank AB, (Sweden),
200,000	1.63%, 09/30/2019 (e)	196,946
100,000	4.88%, 01/27/2020 (e)	103,301
	PNC Financial Services Group, Inc. (The),
13,000	4.38%, 08/11/2020	13,388
150,000	5.13%, 02/08/2020	155,622
12,000	6.70%, 06/10/2019	12,538
54,000	Regions Financial Corp., 3.20%, 02/08/2021	53,892
	Royal Bank of Canada, (Canada),
50,000	1.88%, 02/05/2020	49,217
50,000	2.00%, 10/01/2018	49,914
66,000	2.75%, 02/01/2022	65,070
30,000	4.65%, 01/27/2026	30,918
	Santander UK Group Holdings plc, (United Kingdom),
69,000	3.13%, 01/08/2021	68,433
200,000	(ICE LIBOR USD 3 Month + 1.40%), 3.82%, 11/03/2028 (aa)	190,439
87,000	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	86,693
200,000	Standard Chartered plc, (United Kingdom), 4.05%, 04/12/2026 (e)	197,038
250,000	Sumitomo Mitsui Banking Corp., (Japan), 2.45%, 01/16/2020	247,274
	Sumitomo Mitsui Financial Group, Inc., (Japan),
49,000	2.06%, 07/14/2021	47,270
45,000	2.44%, 10/19/2021	43,696
82,000	2.78%, 10/18/2022	79,574
130,000	2.85%, 01/11/2022	127,778
25,000	3.01%, 10/19/2026	23,477
55,000	3.10%, 01/17/2023	54,081
200,000	Sumitomo Mitsui Trust Bank Ltd., (Japan), 2.05%, 10/18/2019 (e)	197,150
30,000	SunTrust Bank, (ICE LIBOR USD 3 Month + 0.30%), 2.59%, 01/29/2021 (aa)	29,797

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
91,000	SunTrust Banks, Inc., 2.70%, 01/27/2022	88,972
	Toronto-Dominion Bank (The), (Canada),
229,000	1.75%, 07/23/2018	228,581
47,000	(USD Swap Semi 5 Year + 2.21%), 3.62%, 09/15/2031 (aa)	45,003
200,000	UBS Group Funding Switzerland AG, (Switzerland), 4.13%, 09/24/2025 (e)	200,998
	US Bancorp,
100,000	7.50%, 06/01/2026	123,646
100,000	Series V, 2.38%, 07/22/2026	90,745
	Wells Fargo & Co.,
200,000	3.00%, 02/19/2025	190,435
84,000	3.00%, 04/22/2026	78,815
245,000	3.07%, 01/24/2023	240,845
80,000	3.30%, 09/09/2024	78,022
24,000	4.10%, 06/03/2026	23,837
7,000	4.30%, 07/22/2027	7,033
284,000	5.61%, 01/15/2044	325,107
	Westpac Banking Corp., (Australia),
100,000	3.40%, 01/25/2028	97,246
140,000	(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	138,837
121,000	4.88%, 11/19/2019	124,718

		14,506,573

	Capital Markets — 2.5%
63,000	Ameriprise Financial, Inc., 2.88%, 09/15/2026	59,527
	Bank of New York Mellon Corp. (The),
83,000	(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	80,751
100,000	3.00%, 10/30/2028	92,236
100,000	3.25%, 09/11/2024	98,783
55,000	4.60%, 01/15/2020	56,656
	BlackRock, Inc.,
65,000	4.25%, 05/24/2021	67,523
65,000	Series 2, 5.00%, 12/10/2019	67,498
	Blackstone Holdings Finance Co. LLC,
21,000	4.45%, 07/15/2045 (e)	21,280
100,000	5.88%, 03/15/2021 (e)	107,482
	Brookfield Finance, Inc., (Canada),
55,000	3.90%, 01/25/2028	53,409
44,000	4.70%, 09/20/2047	42,608
100,000	Charles Schwab Corp. (The), 3.20%, 03/02/2027	97,195
	CME Group, Inc.,
97,000	3.00%, 03/15/2025	94,341
16,000	5.30%, 09/15/2043	19,505
49,000	Daiwa Securities Group, Inc., (Japan), 3.13%, 04/19/2022 (e)	48,357
	Deutsche Bank AG, (Germany),
77,000	3.13%, 01/13/2021	75,746
100,000	3.30%, 11/16/2022	97,174
100,000	4.25%, 10/14/2021	101,549
	Goldman Sachs Group, Inc. (The),
379,000	2.35%, 11/15/2021	365,367
12,000	2.60%, 04/23/2020	11,887
100,000	(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (aa)	97,868
213,000	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	207,084
438,000	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	426,149
137,000	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	131,815
100,000	3.50%, 01/23/2025	98,046
142,000	3.50%, 11/16/2026	136,720
209,000	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	202,484
10,000	3.75%, 05/22/2025	9,893
45,000	3.85%, 01/26/2027	44,405
105,000	4.25%, 10/21/2025	105,482
206,000	5.38%, 03/15/2020	214,780
80,000	6.75%, 10/01/2037	100,087
125,000	7.50%, 02/15/2019	130,023
	Intercontinental Exchange, Inc.,
23,000	2.50%, 10/15/2018	23,002
59,000	4.00%, 10/15/2023	61,180
	Invesco Finance plc,
36,000	3.75%, 01/15/2026	36,220
29,000	4.00%, 01/30/2024	29,929
	Jefferies Group LLC,
110,000	6.45%, 06/08/2027	124,188
100,000	6.88%, 04/15/2021	108,997
	Macquarie Bank Ltd., (Australia),
100,000	2.85%, 07/29/2020 (e)	99,383
100,000	4.00%, 07/29/2025 (e)	101,016
	Macquarie Group Ltd., (Australia),
80,000	(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)	75,505
85,000	(ICE LIBOR USD 3 Month + 1.73%), 4.65%, 03/27/2029 (e) (aa)	85,698
220,000	6.00%, 01/14/2020 (e)	230,281
	Morgan Stanley,
170,000	2.63%, 11/17/2021	165,940
25,000	2.65%, 01/27/2020	24,843

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
100,000	2.75%, 05/19/2022	97,493
222,000	(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/2028 (aa)	214,585
69,000	3.70%, 10/23/2024	68,599
142,000	3.75%, 02/25/2023	143,569
255,000	(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/2029 (aa)	250,875
341,000	3.88%, 01/27/2026	340,504
276,000	4.00%, 07/23/2025	278,270
100,000	4.10%, 05/22/2023	101,310
20,000	4.35%, 09/08/2026	20,130
70,000	5.00%, 11/24/2025	73,159
35,000	5.50%, 07/28/2021	37,375
200,000	5.63%, 09/23/2019	207,593
130,000	6.63%, 04/01/2018	130,000
65,000	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	69,283
29,000	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	27,837
	State Street Corp.,
24,000	3.10%, 05/15/2023	23,847
147,000	3.55%, 08/18/2025	147,507
77,000	3.70%, 11/20/2023	78,794
17,000	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	16,842
	Thomson Reuters Corp., (Canada),
25,000	3.85%, 09/29/2024	25,019
84,000	3.95%, 09/30/2021	85,059
250,000	UBS AG, (Switzerland), 2.38%, 08/14/2019	248,152

		7,415,694

	Consumer Finance — 1.0%
	American Express Credit Corp.,
130,000	1.80%, 07/31/2018	129,699
73,000	2.25%, 05/05/2021	71,097
105,000	2.70%, 03/03/2022	102,717
	American Honda Finance Corp.,
33,000	2.25%, 08/15/2019	32,820
17,000	2.30%, 09/09/2026	15,680
	Capital One Financial Corp.,
130,000	3.75%, 04/24/2024	128,997
196,000	3.75%, 07/28/2026	186,513
186,000	4.20%, 10/29/2025	184,196
	Caterpillar Financial Services Corp.,
175,000	1.93%, 10/01/2021	169,099
50,000	7.15%, 02/15/2019	52,016
	Ford Motor Credit Co. LLC,
200,000	3.34%, 03/28/2022	196,695
200,000	3.47%, 04/05/2021	199,692
200,000	3.81%, 01/09/2024	196,003
	General Motors Financial Co., Inc.,
50,000	3.45%, 04/10/2022	49,577
80,000	3.50%, 11/07/2024	77,199
68,000	3.70%, 05/09/2023	67,482
120,000	3.95%, 04/13/2024	118,933
80,000	4.00%, 01/15/2025	78,834
84,000	4.00%, 10/06/2026	81,470
35,000	4.30%, 07/13/2025	35,031
57,000	4.35%, 01/17/2027	56,583
135,000	HSBC USA, Inc., 2.35%, 03/05/2020	133,217
	John Deere Capital Corp.,
44,000	1.60%, 07/13/2018	43,909
42,000	3.15%, 10/15/2021	42,148
82,000	3.35%, 06/12/2024	82,133
251,000	Synchrony Financial, 3.70%, 08/04/2026	234,595
	Toyota Motor Credit Corp.,
100,000	2.13%, 07/18/2019	99,378
60,000	2.80%, 07/13/2022	59,414

		2,925,127

	Diversified Financial Services — 0.9%
100,000	AIG Global Funding, 1.90%, 10/06/2021 (e)	95,717
200,000	CK Hutchison International 16 Ltd., (Hong Kong), 1.88%, 10/03/2021 (e)	191,104
	GE Capital International Funding Co. Unlimited Co.,
251,000	2.34%, 11/15/2020	245,430
600,000	4.42%, 11/15/2035	584,452
	GTP Acquisition Partners I LLC,
58,000	2.35%, 06/15/2020 (e)	57,334
67,000	3.48%, 06/16/2025 (e)	64,871
200,000	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	193,149
	National Rural Utilities Cooperative Finance Corp.,
44,000	2.95%, 02/07/2024	43,051
100,000	3.40%, 02/07/2028	98,088
50,000	10.38%, 11/01/2018	52,231
	ORIX Corp., (Japan),
40,000	2.90%, 07/18/2022	39,102
100,000	3.25%, 12/04/2024	97,116
100,000	3.70%, 07/18/2027	97,720
180,000	Protective Life Global Funding, 2.00%, 09/14/2021 (e)	171,882

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	Shell International Finance BV, (Netherlands),
70,000	2.13%, 05/11/2020	68,933
161,000	2.88%, 05/10/2026	155,065
97,000	3.75%, 09/12/2046	93,355
155,000	4.00%, 05/10/2046	155,697
107,000	4.13%, 05/11/2035	110,713
250,000	Siemens Financieringsmaatschappij NV, (Germany), 3.30%, 09/15/2046 (e)	224,830
20,000	Voya Financial, Inc., 3.65%, 06/15/2026	19,483

		2,859,323

	Insurance — 1.3%
210,000	AIA Group Ltd., (Hong Kong), 3.90%, 04/06/2028 (e)	211,690
31,000	Allstate Corp. (The), 3.15%, 06/15/2023	30,859
	American International Group, Inc.,
24,000	3.75%, 07/10/2025	23,619
50,000	3.88%, 01/15/2035	46,571
59,000	4.13%, 02/15/2024	59,846
90,000	4.70%, 07/10/2035	92,857
18,000	Aon Corp., 6.25%, 09/30/2040	22,322
46,000	Aon plc, 3.88%, 12/15/2025	46,356
57,000	Arch Capital Finance LLC, 5.03%, 12/15/2046	62,893
85,000	Assurant, Inc., 4.20%, 09/27/2023	85,430
	Athene Global Funding,
106,000	2.75%, 04/20/2020 (e)	105,101
44,000	4.00%, 01/25/2022 (e)	44,532
90,000	Athene Holding Ltd., 4.13%, 01/12/2028	86,305
	Berkshire Hathaway Finance Corp.,
62,000	4.30%, 05/15/2043	65,462
50,000	5.40%, 05/15/2018	50,157
100,000	5.75%, 01/15/2040	124,985
150,000	Brighthouse Financial, Inc., 3.70%, 06/22/2027 (e)	139,075
	Chubb INA Holdings, Inc.,
120,000	2.70%, 03/13/2023	116,887
42,000	2.88%, 11/03/2022	41,595
	CNA Financial Corp.,
44,000	3.95%, 05/15/2024	44,440
32,000	4.50%, 03/01/2026	33,152
200,000	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 07/24/2026 (e) (x) (y) (aa)	190,380
75,000	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	75,379
21,000	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	21,593
70,000	Hartford Financial Services Group, Inc. (The), 4.40%, 03/15/2048	71,303
	Jackson National Life Global Funding,
97,000	1.88%, 10/15/2018 (e)	96,597
104,000	3.05%, 04/29/2026 (e)	99,921
	Liberty Mutual Group, Inc.,
27,000	4.95%, 05/01/2022 (e)	28,502
50,000	6.50%, 03/15/2035 (e)	62,206
	Lincoln National Corp.,
80,000	3.80%, 03/01/2028	79,240
50,000	4.00%, 09/01/2023	51,058
20,000	4.20%, 03/15/2022	20,597
100,000	Manulife Financial Corp., (Canada), (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 02/24/2032 (aa)	97,556
40,000	Markel Corp., 3.63%, 03/30/2023	40,050
	Marsh & McLennan Cos., Inc.,
24,000	2.75%, 01/30/2022	23,616
25,000	3.30%, 03/14/2023	24,911
19,000	Massachusetts Mutual Life Insurance Co., 8.88%, 06/01/2039 (e)	29,820
	MetLife, Inc.,
87,000	3.60%, 11/13/2025	86,751
28,000	4.13%, 08/13/2042	27,202
175,000	Metropolitan Life Global Funding I, 2.30%, 04/10/2019 (e)	174,169
100,000	Nationwide Mutual Insurance Co., 9.38%, 08/15/2039 (e)	161,528
	New York Life Global Funding,
29,000	2.00%, 04/13/2021 (e)	28,146
65,000	2.35%, 07/14/2026 (e)	59,667
100,000	OneBeacon US Holdings, Inc., 4.60%, 11/09/2022	101,378
50,000	Pacific Life Insurance Co., (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (e) (aa)	47,712
30,000	Principal Financial Group, Inc., 3.13%, 05/15/2023	29,430
100,000	Principal Life Global Funding II, 2.15%, 01/10/2020 (e)	98,180
	Progressive Corp. (The),
60,000	2.45%, 01/15/2027	55,001
50,000	Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 03/15/2023 (x) (y) (aa)	50,563
61,000	Prudential Financial, Inc., 3.91%, 12/07/2047 (e)	57,181
150,000	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	189,960
100,000	Reliance Standard Life Global Funding II, 2.50%, 01/15/2020 (e)	98,993

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
50,000	Teachers Insurance & Annuity Association of America, 4.27%, 05/15/2047 (e)	49,916
25,000	Travelers Cos., Inc. (The), 5.80%, 05/15/2018	25,093

		3,887,733

	Thrifts & Mortgage Finance — 0.1%
200,000	BPCE SA, (France), 4.63%, 07/11/2024 (e)	202,803

	Total Financials	31,797,253

	Health Care — 1.4%
	Biotechnology — 0.5%
	AbbVie, Inc.,
45,000	2.00%, 11/06/2018	44,825
22,000	2.85%, 05/14/2023	21,298
134,000	3.60%, 05/14/2025	131,989
200,000	4.30%, 05/14/2036	199,753
169,000	4.50%, 05/14/2035	172,866
	Amgen, Inc.,
25,000	3.63%, 05/15/2022	25,273
100,000	4.66%, 06/15/2051	103,298
40,000	5.70%, 02/01/2019	40,968
	Baxalta, Inc.,
22,000	3.60%, 06/23/2022	21,926
8,000	5.25%, 06/23/2045	8,771
79,000	Biogen, Inc., 2.90%, 09/15/2020	78,507
	Celgene Corp.,
49,000	3.25%, 08/15/2022	48,249
100,000	3.45%, 11/15/2027	94,727
41,000	3.63%, 05/15/2024	40,464
53,000	5.70%, 10/15/2040	60,512
	Gilead Sciences, Inc.,
28,000	2.50%, 09/01/2023	26,977
40,000	3.50%, 02/01/2025	39,872
29,000	3.65%, 03/01/2026	29,087
36,000	3.70%, 04/01/2024	36,144
29,000	4.00%, 09/01/2036	28,835
130,000	4.60%, 09/01/2035	139,047

		1,393,388

	Health Care Equipment & Supplies — 0.1%
90,000	Abbott Laboratories, 3.88%, 09/15/2025	90,860
60,000	Stryker Corp., 3.65%, 03/07/2028	60,149
27,000	Zimmer Biomet Holdings, Inc., 3.70%, 03/19/2023	27,044

		178,053

	Health Care Providers & Services — 0.4%
30,000	Aetna, Inc., 2.80%, 06/15/2023	28,815
	Anthem, Inc.,
47,000	2.30%, 07/15/2018	46,960
18,000	3.30%, 01/15/2023	17,797
70,000	3.35%, 12/01/2024	67,929
55,000	4.10%, 03/01/2028	55,153
18,000	4.65%, 01/15/2043	18,101
65,000	4.65%, 08/15/2044	65,621
	Cardinal Health, Inc.,
23,000	2.40%, 11/15/2019	22,765
50,000	3.41%, 06/15/2027	47,060
28,000	3.75%, 09/15/2025	27,725
	Express Scripts Holding Co.,
48,000	3.50%, 06/15/2024	46,849
127,000	4.50%, 02/25/2026	129,027
125,000	Magellan Health, Inc., 4.40%, 09/22/2024	124,172
23,000	McKesson Corp., 3.95%, 02/16/2028	22,700
83,000	Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/2048	81,394
36,000	Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/2026	33,963
17,000	Quest Diagnostics, Inc., 3.45%, 06/01/2026	16,480
	UnitedHealth Group, Inc.,
36,000	1.63%, 03/15/2019	35,651
175,000	2.13%, 03/15/2021	170,615
42,000	2.75%, 02/15/2023	41,046
34,000	4.63%, 07/15/2035	37,136
50,000	6.63%, 11/15/2037	66,773

		1,203,732

	Life Sciences Tools & Services — 0.0% (g)
30,000	Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026	27,988

	Pharmaceuticals — 0.4%
	Allergan Funding SCS,
52,000	3.45%, 03/15/2022	51,541
42,000	3.85%, 06/15/2024	41,516
111,000	4.55%, 03/15/2035	108,527
	Allergan, Inc.,
100,000	2.80%, 03/15/2023	95,033
43,000	3.38%, 09/15/2020	43,019
	Johnson & Johnson,
121,000	2.63%, 01/15/2025	116,705
123,000	3.40%, 01/15/2038	118,083
19,000	4.38%, 12/05/2033	20,799
	Merck & Co., Inc.,
21,000	2.40%, 09/15/2022	20,496
63,000	2.80%, 05/18/2023	62,069
10,000	3.70%, 02/10/2045	9,738

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Mylan NV,
35,000	3.95%, 06/15/2026	33,927
3,000	5.25%, 06/15/2046	3,054
	Mylan, Inc.,
50,000	3.13%, 01/15/2023 (e)	48,367
21,000	5.40%, 11/29/2043	21,597
150,000	Pfizer, Inc., 3.00%, 12/15/2026	145,172
83,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	79,208
223,000	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.80%, 07/21/2023	189,550
9,000	Zoetis, Inc., 4.70%, 02/01/2043	9,630

		1,218,031

	Total Health Care	4,021,192

	Industrials — 1.5%
	Aerospace & Defense — 0.3%
32,000	Airbus Finance BV, (France), 2.70%, 04/17/2023 (e)	31,279
164,000	Airbus SE, (France), 3.15%, 04/10/2027 (e)	159,972
45,000	BAE Systems Holdings, Inc., (United Kingdom), 3.80%, 10/07/2024 (e)	45,394
51,000	BAE Systems plc, (United Kingdom), 5.80%, 10/11/2041 (e)	61,358
	Harris Corp.,
60,000	3.83%, 04/27/2025	60,321
50,000	4.85%, 04/27/2035	53,302
	Lockheed Martin Corp.,
60,000	4.09%, 09/15/2052	58,303
100,000	4.50%, 05/15/2036	105,949
	Northrop Grumman Corp.,
76,000	3.20%, 02/01/2027	73,048
50,000	3.25%, 01/15/2028	47,692
45,000	Precision Castparts Corp., 3.25%, 06/15/2025	44,620
28,000	Rockwell Collins, Inc., 3.20%, 03/15/2024	27,205
	Textron, Inc.,
57,000	3.65%, 03/15/2027	55,838
50,000	4.30%, 03/01/2024	51,685
25,000	United Technologies Corp., 4.15%, 05/15/2045	24,156

		900,122

	Air Freight & Logistics — 0.1%
	FedEx Corp.,
66,000	3.90%, 02/01/2035	63,731
50,000	4.10%, 04/15/2043	47,556
35,000	United Parcel Service of America, Inc., 8.38%, 04/01/2020	38,687

		149,974

	Building Products — 0.0% (g)
	Johnson Controls International plc,
26,000	3.90%, 02/14/2026	26,035
30,000	5.70%, 03/01/2041	34,246
27,000	SUB, 4.95%, 07/02/2064	27,047

		87,328

	Commercial Services & Supplies — 0.0% (g)
70,000	Brambles USA, Inc., (Australia), 4.13%, 10/23/2025 (e)	70,749
	Republic Services, Inc.,
21,000	2.90%, 07/01/2026	19,668
21,000	3.55%, 06/01/2022	21,205

		111,622

	Construction & Engineering — 0.0% (g)
44,000	Fluor Corp., 3.38%, 09/15/2021	44,326

	Electrical Equipment — 0.0% (g)
	ABB Finance USA, Inc., (Switzerland),
23,000	2.88%, 05/08/2022	22,747
125,000	3.80%, 04/03/2028	126,097

		148,844

	Industrial Conglomerates — 0.2%
	General Electric Co.,
88,000	5.50%, 01/08/2020	91,517
100,000	5.88%, 01/14/2038	116,223
150,000	Honeywell International, Inc., 2.50%, 11/01/2026	138,713
100,000	Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/2028	99,204
56,000	Pentair Finance SARL, (United Kingdom), 2.90%, 09/15/2018	56,012

		501,669

	Machinery — 0.1%
80,000	Illinois Tool Works, Inc., 4.88%, 09/15/2041	92,880
75,000	Nvent Finance SARL, (Luxembourg), 4.55%, 04/15/2028 (e)	75,294
	Parker-Hannifin Corp.,
21,000	4.10%, 03/01/2047	21,407
30,000	4.45%, 11/21/2044	32,045
25,000	5.50%, 05/15/2018	25,090

		246,716

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
50,000	3.00%, 03/15/2023	49,508
25,000	3.60%, 09/01/2020	25,356
25,000	4.38%, 09/01/2042	26,168
40,000	4.40%, 03/15/2042	42,025
35,000	4.70%, 09/01/2045	38,785

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
77,000	5.15%, 09/01/2043	88,981
126,000	5.40%, 06/01/2041	149,378
85,000	5.75%, 05/01/2040	104,372
	Canadian Pacific Railway Co., (Canada),
35,000	4.50%, 01/15/2022	36,415
137,000	6.13%, 09/15/2115	170,722
	CSX Corp.,
33,000	4.25%, 06/01/2021	34,054
50,000	5.50%, 04/15/2041	57,763
	ERAC USA Finance LLC,
50,000	2.60%, 12/01/2021 (e)	48,719
45,000	4.50%, 08/16/2021 (e)	46,640
12,000	5.63%, 03/15/2042 (e)	13,612
160,000	7.00%, 10/15/2037 (e)	208,263
70,000	JB Hunt Transport Services, Inc., 3.85%, 03/15/2024	70,479
	Norfolk Southern Corp.,
70,000	3.95%, 10/01/2042	67,807
40,000	4.05%, 08/15/2052 (e)	38,523
	Penske Truck Leasing Co. LP,
27,000	2.88%, 07/17/2018 (e)	27,011
25,000	3.40%, 11/15/2026 (e)	23,809
25,000	3.95%, 03/10/2025 (e)	25,040
75,000	4.20%, 04/01/2027 (e)	75,558
100,000	Ryder System, Inc., 2.25%, 09/01/2021	96,558
70,000	Union Pacific Corp., 4.10%, 09/15/2067	66,806

		1,632,352

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
48,000	3.25%, 03/01/2025	45,768
50,000	3.63%, 12/01/2027	47,378
35,000	3.88%, 04/01/2021	35,520
100,000	Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	97,911
	International Lease Finance Corp.,
150,000	5.88%, 08/15/2022	160,932
70,000	8.63%, 01/15/2022	81,618
77,000	WW Grainger, Inc., 4.60%, 06/15/2045	81,329

		550,456

	Total Industrials	4,373,409

	Information Technology — 1.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
50,000	1.85%, 09/20/2021	48,212
56,000	3.00%, 06/15/2022	55,832
75,000	5.90%, 02/15/2039	97,862

		201,906

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
44,000	3.25%, 09/08/2024	41,924
22,000	3.88%, 01/12/2028	21,276
8,000	4.50%, 03/01/2023	8,232

		71,432

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
50,000	2.60%, 07/15/2022	48,356
70,000	3.45%, 08/01/2024	69,020

		117,376

	IT Services — 0.2%
	DXC Technology Co.,
34,000	4.25%, 04/15/2024	34,902
50,000	7.45%, 10/15/2029	60,936
110,000	IBM Credit LLC, 3.00%, 02/06/2023	108,804
	International Business Machines Corp.,
174,000	2.25%, 02/19/2021	171,213
50,000	6.22%, 08/01/2027	60,596
	Western Union Co. (The),
100,000	3.60%, 03/15/2022	99,903
30,000	6.20%, 06/21/2040	31,295

		567,649

	Semiconductors & Semiconductor Equipment — 0.2%
64,000	Analog Devices, Inc., 4.50%, 12/05/2036	64,926
	Broadcom Corp.,
120,000	3.63%, 01/15/2024	118,001
140,000	3.88%, 01/15/2027	136,033
	Intel Corp.,
49,000	3.70%, 07/29/2025	50,049
26,000	3.73%, 12/08/2047 (e)	25,269
60,000	4.00%, 12/15/2032	62,411
38,000	4.10%, 05/19/2046	38,896
	QUALCOMM, Inc.,
10,000	2.60%, 01/30/2023	9,588
75,000	3.25%, 05/20/2027	71,248

		576,421

	Software — 0.7%
	Microsoft Corp.,
125,000	2.00%, 08/08/2023	118,460
30,000	2.38%, 02/12/2022	29,414
53,000	2.38%, 05/01/2023	51,388
160,000	2.65%, 11/03/2022	157,903
90,000	2.88%, 02/06/2024	88,349

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
125,000	3.45%, 08/08/2036	121,737
68,000	3.50%, 02/12/2035	67,305
48,000	3.95%, 08/08/2056	47,606
19,000	4.00%, 02/12/2055	19,257
119,000	4.50%, 02/06/2057	130,163
	Oracle Corp.,
101,000	2.40%, 09/15/2023	96,703
52,000	2.50%, 05/15/2022	50,964
100,000	3.85%, 07/15/2036	98,926
200,000	3.90%, 05/15/2035	199,700
449,000	4.30%, 07/08/2034	473,496
50,000	5.75%, 04/15/2018	50,046
101,000	VMware, Inc., 2.95%, 08/21/2022	96,764

		1,898,181

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
69,000	(ICE LIBOR USD 3 Month + 0.25%), 2.04%, 05/03/2018 (aa)	69,009
181,000	2.15%, 02/09/2022	176,088
74,000	2.45%, 08/04/2026	68,553
150,000	2.75%, 01/13/2025	144,288
126,000	2.85%, 05/06/2021	125,868
62,000	2.85%, 05/11/2024	60,381
197,000	3.00%, 02/09/2024	194,698
56,000	3.00%, 06/20/2027	53,947
32,000	3.20%, 05/13/2025	31,644
57,000	3.20%, 05/11/2027	55,658
31,000	3.45%, 02/09/2045	28,552
140,000	3.75%, 09/12/2047	135,044
117,000	3.85%, 08/04/2046	114,268
43,000	4.50%, 02/23/2036	47,083
135,000	Dell International LLC, 6.02%, 06/15/2026 (e)	145,304
25,000	Dell, Inc., 7.10%, 04/15/2028	27,500
26,000	HP, Inc., 6.00%, 09/15/2041	27,680

		1,505,565

	Total Information Technology	4,938,530

	Materials — 0.7%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
22,000	3.38%, 03/15/2025	21,346
130,000	4.13%, 03/15/2035	126,637
38,000	5.25%, 01/15/2045	41,341
50,000	Albemarle Corp., 5.45%, 12/01/2044	54,529
	Chevron Phillips Chemical Co. LLC,
45,000	3.40%, 12/01/2026 (e)	44,194
80,000	3.70%, 06/01/2028 (e)	80,394
30,000	Dow Chemical Co. (The), 4.25%, 10/01/2034	30,099
	Ecolab, Inc.,
90,000	3.25%, 01/14/2023	90,026
34,000	3.25%, 12/01/2027 (e)	32,758
25,000	EI du Pont de Nemours & Co., 4.90%, 01/15/2041	26,611
9,000	Monsanto Co., 4.70%, 07/15/2064	8,710
	Mosaic Co. (The),
8,000	4.88%, 11/15/2041	7,663
36,000	5.45%, 11/15/2033	38,085
112,000	5.63%, 11/15/2043	116,925
70,000	Potash Corp. of Saskatchewan, Inc., (Canada), 4.00%, 12/15/2026	69,871
	PPG Industries, Inc.,
30,000	3.20%, 03/15/2023	29,936
14,000	5.50%, 11/15/2040	16,334
50,000	9.00%, 05/01/2021	58,152
16,000	Praxair, Inc., 2.65%, 02/05/2025	15,429
29,000	Sherwin-Williams Co. (The), 3.13%, 06/01/2024	28,027
	Union Carbide Corp.,
100,000	7.50%, 06/01/2025	119,518
80,000	7.75%, 10/01/2096	106,134
36,000	Westlake Chemical Corp., 4.38%, 11/15/2047	34,716

		1,197,435

	Construction Materials — 0.0% (g)
52,000	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	49,697

	Containers & Packaging — 0.1%
	International Paper Co.,
57,000	3.00%, 02/15/2027	52,681
40,000	7.30%, 11/15/2039	52,327
80,000	WestRock Co., 3.00%, 09/15/2024 (e)	76,449

		181,457

	Metals & Mining — 0.2%
200,000	Anglo American Capital plc, (United Kingdom), 4.00%, 09/11/2027 (e)	191,671
	Nucor Corp.,
213,000	4.00%, 08/01/2023	220,394
30,000	6.40%, 12/01/2037	38,977
80,000	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	90,000
	Vale Overseas Ltd., (Brazil),
38,000	6.25%, 08/10/2026	42,429

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
140,000	6.88%, 11/21/2036	164,668

		748,139

	Total Materials	2,176,728

	Real Estate — 1.3%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
	American Tower Corp.,
44,000	3.38%, 10/15/2026	41,361
87,000	3.50%, 01/31/2023	86,483
71,000	5.00%, 02/15/2024	74,917
30,000	5.90%, 11/01/2021	32,486
80,000	American Tower Trust #1, 3.07%, 03/15/2023 (e)	78,967
	AvalonBay Communities, Inc.,
50,000	2.85%, 03/15/2023	48,832
50,000	3.50%, 11/15/2024	49,816
32,000	3.90%, 10/15/2046	30,079
	Boston Properties LP,
30,000	2.75%, 10/01/2026	27,292
30,000	3.13%, 09/01/2023	29,443
61,000	3.20%, 01/15/2025	58,852
67,000	3.65%, 02/01/2026	65,474
	Brixmor Operating Partnership LP,
50,000	3.65%, 06/15/2024	48,710
50,000	3.85%, 02/01/2025	48,815
	Crown Castle International Corp.,
24,000	4.00%, 03/01/2027	23,585
88,000	4.88%, 04/15/2022	92,430
60,000	5.25%, 01/15/2023	63,738
61,000	DDR Corp., 3.63%, 02/01/2025	58,397
31,000	Digital Realty Trust LP, 3.70%, 08/15/2027	29,852
18,000	Duke Realty LP, 3.25%, 06/30/2026	17,248
54,000	EPR Properties, 4.50%, 06/01/2027	52,612
165,000	Equity Commonwealth, 5.88%, 09/15/2020	171,591
	ERP Operating LP,
46,000	2.85%, 11/01/2026	43,527
50,000	3.00%, 04/15/2023	49,364
61,000	3.50%, 03/01/2028	59,706
40,000	Essex Portfolio LP, 4.50%, 03/15/2048	39,766
79,000	GAIF Bond Issuer Pty. Ltd., (Australia), 3.40%, 09/30/2026 (e)	74,479
43,000	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	41,293
78,000	Government Properties Income Trust, 4.00%, 07/15/2022	77,750
115,000	HCP, Inc., 3.88%, 08/15/2024	113,965
	Kimco Realty Corp.,
67,000	2.70%, 03/01/2024	63,031
100,000	3.80%, 04/01/2027	96,212
19,000	Liberty Property LP, 3.25%, 10/01/2026	18,071
58,000	National Retail Properties, Inc., 3.60%, 12/15/2026	55,800
24,000	Prologis LP, 3.75%, 11/01/2025	24,224
	Realty Income Corp.,
57,000	3.00%, 01/15/2027	52,601
20,000	3.88%, 07/15/2024	20,068
60,000	3.88%, 04/15/2025	59,777
38,000	4.65%, 03/15/2047	38,997
170,000	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	167,693
130,000	Select Income REIT, 3.60%, 02/01/2020	129,707
	Senior Housing Properties Trust,
60,000	3.25%, 05/01/2019	60,041
80,000	4.75%, 02/15/2028	78,328
	Simon Property Group LP,
119,000	2.50%, 07/15/2021	116,454
70,000	4.38%, 03/01/2021	72,479
28,000	UDR, Inc., 2.95%, 09/01/2026	25,764
	Ventas Realty LP,
9,000	3.50%, 02/01/2025	8,759
74,000	3.75%, 05/01/2024	74,131
49,000	3.85%, 04/01/2027	47,898
34,000	4.13%, 01/15/2026	34,246
170,000	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	172,130
60,000	Vornado Realty LP, 3.50%, 01/15/2025	57,738
	Welltower, Inc.,
50,000	3.75%, 03/15/2023	50,603
70,000	4.00%, 06/01/2025	69,906
37,000	4.50%, 01/15/2024	38,251
110,000	WP Carey, Inc., 4.60%, 04/01/2024	112,704

		3,476,443

	Real Estate Management & Development — 0.1%
200,000	Mitsui Fudosan Co. Ltd., (Japan), 2.95%, 01/23/2023 (e)	197,781
200,000	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.13%, 03/20/2022 (e)	198,812

		396,593

	Total Real Estate	3,873,036

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
110,000	3.40%, 05/15/2025	105,932
66,000	3.95%, 01/15/2025	65,972

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
133,000	4.10%, 02/15/2028 (e)	131,966
117,000	4.13%, 02/17/2026	117,217
338,000	4.30%, 02/15/2030 (e)	336,323
4,000	4.30%, 12/15/2042	3,707
25,000	4.45%, 04/01/2024	25,794
5,000	4.50%, 05/15/2035	4,892
26,000	4.75%, 05/15/2046	25,210
230,000	4.90%, 08/14/2037	231,698
105,000	5.15%, 11/15/2046 (e)	107,135
100,000	5.25%, 03/01/2037	105,648
228,000	5.35%, 09/01/2040	238,965
50,000	5.80%, 02/15/2019	51,265
125,000	6.00%, 08/15/2040	140,981
50,000	Centel Capital Corp., 9.00%, 10/15/2019	54,034
70,000	Deutsche Telekom International Finance BV, (Germany), 8.75%, 06/15/2030	98,908
	Telefonica Emisiones SAU, (Spain),
150,000	4.67%, 03/06/2038	151,509
25,000	5.13%, 04/27/2020	25,965
19,000	5.46%, 02/16/2021	20,219
50,000	7.05%, 06/20/2036	63,352
	Verizon Communications, Inc.,
89,000	3.38%, 02/15/2025	87,433
53,000	3.45%, 03/15/2021	53,524
20,000	4.27%, 01/15/2036	19,119
409,000	4.40%, 11/01/2034	403,408
125,000	4.50%, 08/10/2033	126,418
81,000	4.67%, 03/15/2055	76,983
218,000	4.81%, 03/15/2039	222,679
38,000	5.01%, 08/21/2054	37,731
69,000	5.25%, 03/16/2037	74,287

		3,208,274

	Wireless Telecommunication Services — 0.1%
42,000	Crown Castle Towers LLC, 3.22%, 05/15/2022 (e)	41,659
	Rogers Communications, Inc., (Canada),
50,000	6.80%, 08/15/2018	50,784
25,000	8.75%, 05/01/2032	34,107
175,000	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	173,906

		300,456

	Total Telecommunication Services	3,508,730

	Utilities — 2.3%
	Electric Utilities — 1.6%
62,000	Alabama Power Co., 6.13%, 05/15/2038	79,226
9,000	Arizona Public Service Co., 4.50%, 04/01/2042	9,732
72,000	Avangrid, Inc., 3.15%, 12/01/2024	69,866
47,000	Baltimore Gas & Electric Co., 3.50%, 08/15/2046	43,243
51,000	CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/2048	51,336
200,000	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	191,721
95,000	Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/2028 (e)	90,749
30,000	Commonwealth Edison Co., 3.65%, 06/15/2046	28,301
41,000	Connecticut Light & Power Co. (The), 4.00%, 04/01/2048	41,843
	Duke Energy Carolinas LLC,
100,000	2.95%, 12/01/2026	96,410
39,000	4.30%, 06/15/2020	40,045
75,000	5.10%, 04/15/2018	75,068
	Duke Energy Indiana LLC,
60,000	3.75%, 05/15/2046	57,606
60,000	6.35%, 08/15/2038	80,264
46,000	Duke Energy Ohio, Inc., 3.70%, 06/15/2046	43,935
	Duke Energy Progress LLC,
54,000	3.70%, 10/15/2046	52,280
25,000	5.30%, 01/15/2019	25,446
35,000	Edison International, 4.13%, 03/15/2028	35,200
	Electricite de France SA, (France),
40,000	2.15%, 01/22/2019 (e)	39,811
75,000	6.00%, 01/22/2114 (e)	80,252
220,000	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	209,390
22,000	Entergy Arkansas, Inc., 3.50%, 04/01/2026	21,932
21,000	Entergy Corp., 2.95%, 09/01/2026	19,533
	Entergy Louisiana LLC,
59,000	2.40%, 10/01/2026	54,338
38,000	3.05%, 06/01/2031	35,493
40,000	4.00%, 03/15/2033	40,750
33,000	Entergy Mississippi, Inc., 2.85%, 06/01/2028	30,785
26,000	FirstEnergy Corp., Series C, 4.85%, 07/15/2047	27,300
	Florida Power & Light Co.,
50,000	5.40%, 09/01/2035	58,955
30,000	5.95%, 02/01/2038	38,880
200,000	Fortis, Inc., (Canada), 3.06%, 10/04/2026	185,231
18,000	Great Plains Energy, Inc., 4.85%, 06/01/2021	18,632
100,000	Hydro-Quebec, (Canada), Series IO, 8.05%, 07/07/2024	125,748

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
100,000	ITC Holdings Corp., 2.70%, 11/15/2022 (e)	96,999
30,000	Jersey Central Power & Light Co., 6.15%, 06/01/2037	37,123
	Kansas City Power & Light Co.,
24,000	3.15%, 03/15/2023	23,690
50,000	4.20%, 03/15/2048	51,391
50,000	5.30%, 10/01/2041	56,907
56,000	Massachusetts Electric Co., 4.00%, 08/15/2046 (e)	55,513
	MidAmerican Energy Co.,
93,000	3.10%, 05/01/2027	90,289
59,000	3.50%, 10/15/2024	59,855
45,000	New England Power Co., (United Kingdom), 3.80%, 12/05/2047 (e)	43,548
27,000	NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	26,220
	Niagara Mohawk Power Corp.,
19,000	3.51%, 10/01/2024 (e)	19,044
40,000	4.88%, 08/15/2019 (e)	41,040
65,000	Northern States Power Co., 6.25%, 06/01/2036	84,536
50,000	NSTAR Electric Co., 2.70%, 06/01/2026	46,908
40,000	Ohio Power Co., 6.05%, 05/01/2018	40,108
	Oncor Electric Delivery Co. LLC,
30,000	6.80%, 09/01/2018	30,475
25,000	7.00%, 09/01/2022	28,861
	Pacific Gas & Electric Co.,
43,000	2.95%, 03/01/2026	40,150
16,000	3.50%, 06/15/2025	15,605
24,000	4.50%, 12/15/2041	24,014
100,000	6.05%, 03/01/2034	119,053
19,000	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	17,869
75,000	Potomac Electric Power Co., 6.50%, 11/15/2037	100,255
	PPL Capital Funding, Inc.,
30,000	3.40%, 06/01/2023	29,806
51,000	4.00%, 09/15/2047	49,098
35,000	Progress Energy, Inc., 4.40%, 01/15/2021	35,956
18,000	Public Service Co. of Colorado, 3.20%, 11/15/2020	18,139
175,000	Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/2037	227,559
	Public Service Electric & Gas Co.,
83,000	3.00%, 05/15/2025	81,098
28,000	5.38%, 11/01/2039	33,233
30,000	South Carolina Electric & Gas Co., 6.05%, 01/15/2038	35,671
	Southern California Edison Co.,
10,857	1.85%, 02/01/2022	10,692
53,000	Series C, 3.50%, 10/01/2023	53,553
80,000	Series B, 3.65%, 03/01/2028	80,119
80,000	Series 05-B, 5.55%, 01/15/2036	95,634
200,000	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	199,676
50,000	Toledo Edison Co. (The), 6.15%, 05/15/2037	62,108
36,000	Union Electric Co., 2.95%, 06/15/2027	34,406
	Virginia Electric & Power Co.,
120,000	5.40%, 04/30/2018	120,221
70,000	6.35%, 11/30/2037	91,373
60,000	Series A, 3.80%, 04/01/2028	60,706
	Xcel Energy, Inc.,
74,000	3.30%, 06/01/2025	72,590
20,000	6.50%, 07/01/2036	25,893

		4,666,285

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
50,000	3.00%, 06/15/2027	48,212
50,000	4.13%, 10/15/2044	51,678
22,000	Boston Gas Co., 4.49%, 02/15/2042 (e)	23,617
80,000	Brooklyn Union Gas Co. (The), 4.27%, 03/15/2048 (e)	82,691
25,000	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	25,788
49,000	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	48,520
	Southern Natural Gas Co. LLC,
26,000	4.80%, 03/15/2047 (e)	27,351
53,000	8.00%, 03/01/2032	69,314
44,000	Southwest Gas Corp., 3.80%, 09/29/2046	42,804

		419,975

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
50,000	3.40%, 03/15/2022	50,027
38,000	4.25%, 06/15/2022	39,108
29,000	5.75%, 10/01/2041	29,794
100,000	6.25%, 10/01/2039	108,914
37,000	PSEG Power LLC, 4.15%, 09/15/2021	37,866
50,000	Southern Power Co., 5.15%, 09/15/2041	53,669
25,000	Tri-State Generation & Transmission Association, Inc., 4.25%, 06/01/2046	24,177

		343,555

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — 0.4%
	CMS Energy Corp.,
47,000	2.95%, 02/15/2027	43,953
110,000	3.88%, 03/01/2024	111,401
	Consolidated Edison Co. of New York, Inc.,
38,000	5.70%, 06/15/2040	46,916
108,000	Series C, 4.30%, 12/01/2056	111,931
19,000	Consumers Energy Co., 3.25%, 08/15/2046	16,971
50,000	Delmarva Power & Light Co., 4.15%, 05/15/2045	51,579
60,000	Dominion Energy, Inc., Series B, 2.75%, 01/15/2022	58,435
30,000	DTE Energy Co., Series B, 3.30%, 06/15/2022	29,982
50,000	New York State Electric & Gas Corp., 3.25%, 12/01/2026 (e)	48,697
130,000	NiSource Finance Corp., 6.25%, 12/15/2040	163,522
70,000	San Diego Gas & Electric Co., 5.35%, 05/15/2035	81,574
	Sempra Energy,
47,000	3.55%, 06/15/2024	46,698
62,000	4.05%, 12/01/2023	63,619
	Southern Co. Gas Capital Corp.,
19,000	2.45%, 10/01/2023	18,033
17,000	3.25%, 06/15/2026	16,293
37,000	3.50%, 09/15/2021	37,204
21,000	3.95%, 10/01/2046	19,887
42,000	4.40%, 06/01/2043	42,088
96,000	5.88%, 03/15/2041	115,390
43,000	WEC Energy Group, Inc., 3.55%, 06/15/2025	42,751

		1,166,924

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
34,000	3.40%, 03/01/2025	34,044
52,000	4.00%, 12/01/2046	52,169

		86,213

	Total Utilities	6,682,952

	Total Corporate Bonds (Cost $78,659,316)	78,215,950

Foreign Government Securities — 0.3%
100,000	Republic of Colombia, (Colombia), 7.38%, 09/18/2037	129,150
7,000	Republic of Peru, (Peru), 5.63%, 11/18/2050	8,339
	United Mexican States, (Mexico),
200,000	3.60%, 01/30/2025	197,400
280,000	3.75%, 01/11/2028	270,620
200,000	4.13%, 01/21/2026	203,100
58,000	4.35%, 01/15/2047	53,070
48,000	5.55%, 01/21/2045	51,984

	Total Foreign Government Securities (Cost $931,810)	913,663

Mortgage-Backed Securities — 14.0%
	FHLMC,
32,894	ARM, 3.28%, 01/01/2027 (z)	34,103
33,716	ARM, 3.44%, 03/01/2035 (z)	34,939
6,578	ARM, 3.49%, 04/01/2030 (z)	6,873
31,948	ARM, 3.50%, 04/01/2034 (z)	33,510
21,160	ARM, 3.54%, 01/01/2037 (z)	22,083
	FHLMC Gold Pools, 15 Year, Single Family,
386	4.50%, 08/01/2018	389
143	6.50%, 02/01/2019	143
	FHLMC Gold Pools, 30 Year, Single Family,
292,086	4.50%, 05/01/2047	305,828
44,544	5.50%, 10/01/2033	50,034
87,972	6.00%, 04/01/2026—02/01/2039	97,924
81,829	6.50%, 02/01/2029—11/01/2034	92,570
46,247	7.00%, 04/01/2035	52,875
2,359	8.50%, 07/01/2028	2,679
	FHLMC Gold Pools, Other,
1,223,142	3.50%, 04/01/2033—06/01/2042	1,238,002
594,371	4.00%, 06/01/2042—01/01/2046	615,295
37,225	7.00%, 07/01/2029	40,377
	FHLMC, 30 Year, Single Family,
1,573	10.00%, 01/01/2020—09/01/2020	1,586
	FNMA,
489,000	ARM, 2.37%, 12/01/2025 (z)	487,899
27	ARM, 2.64%, 03/01/2019 (z)	27
132,293	ARM, 3.06%, 01/01/2035 (z)	136,736
27,525	ARM, 3.19%, 07/01/2033 (z)	29,041
52,543	ARM, 3.21%, 08/01/2034 (z)	55,478
44,259	ARM, 3.36%, 10/01/2034 (z)	46,747
44,084	ARM, 3.43%, 01/01/2034 (z)	46,135
38,239	ARM, 3.43%, 05/01/2035 (z)	40,020
38,176	ARM, 3.66%, 04/01/2033 (z)	40,129
966	ARM, 3.99%, 03/01/2029 (z)	997
	FNMA, 15 Year, Single Family,
5,124	3.50%, 05/01/2019	5,227
26,575	4.50%, 03/01/2023—05/01/2023	27,324
97	5.00%, 06/01/2018	98
9,025	5.50%, 04/01/2022	9,073
8,002	6.00%, 07/01/2019—09/01/2022	8,159
4,318	6.50%, 08/01/2020	4,387

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
	FNMA, 20 Year, Single Family,
15,550	4.50%, 01/01/2025	16,282
117,208	5.00%, 11/01/2023	125,273
17,349	6.50%, 03/01/2019—12/01/2022	19,359
	FNMA, 30 Year, FHA/VA,
12,528	8.50%, 10/01/2026—06/01/2030	12,897
21,702	9.00%, 04/01/2025	23,424
	FNMA, 30 Year, Single Family,
144,636	3.00%, 09/01/2031	141,131
1,477,516	4.00%, 06/01/2047	1,526,006
11,775	4.50%, 04/01/2038—05/01/2039	12,394
36,028	5.00%, 09/01/2035	38,871
11,697	5.50%, 02/01/2038—06/01/2038	12,769
41,508	6.00%, 01/01/2029—03/01/2033	46,210
131,653	6.50%, 09/01/2025—11/01/2036	147,663
673	7.00%, 08/01/2032	683
8,768	7.50%, 03/01/2030	9,094
50,331	8.00%, 03/01/2027—11/01/2028	56,409
	FNMA, Other,
1,000,000	2.01%, 06/01/2020	984,672
273,271	2.34%, 12/01/2022	266,889
996,897	2.40%, 12/01/2022—02/01/2023	976,142
500,000	2.45%, 11/01/2022	489,949
500,000	2.50%, 04/01/2023	489,227
1,000,000	2.52%, 05/01/2023	983,251
500,000	2.57%, 08/01/2028	472,685
900,000	2.59%, 06/01/2028	855,710
500,000	2.63%, 03/01/2026	486,295
1,100,000	2.93%, 10/01/2029	1,059,501
1,400,000	2.99%, 08/01/2029	1,357,824
1,000,000	3.02%, 07/01/2023	1,003,003
650,000	3.03%, 04/01/2030	632,236
900,000	3.04%, 07/01/2029	873,328
2,967,609	3.06%, 07/01/2029	2,924,175
500,000	3.08%, 04/01/2030	491,517
1,000,000	3.10%, 09/01/2025	1,003,209
994,521	3.12%, 11/01/2026	981,109
1,500,000	3.20%, 06/01/2029	1,491,393
2,500,000	3.21%, 03/01/2029	2,487,438
1,500,000	3.28%, 02/01/2029	1,502,271
1,925,000	3.29%, 08/01/2026	1,947,227
1,000,000	3.34%, 02/01/2027	1,018,524
2,994,277	3.50%, 05/01/2043—10/01/2046	3,014,902
661,580	3.69%, 10/01/2029	684,533
300,000	3.77%, 12/01/2025	313,316
2,000,000	3.98%, 08/01/2025	2,113,417
1,074,513	4.00%, 07/01/2042—09/01/2042	1,109,199
67,887	5.50%, 09/01/2033—04/01/2038	73,989
19,366	6.00%, 09/01/2028	21,516
79,873	6.50%, 10/01/2035	83,042
	GNMA I, 30 Year, Single Family,
2,661,513	5.50%, 06/15/2038—09/15/2038	3,003,598
90,434	6.00%, 05/15/2037—10/15/2038	100,629
34,876	6.50%, 03/15/2028—12/15/2038	39,325
16,133	7.00%, 12/15/2025—06/15/2033	18,008
7,358	7.50%, 05/15/2023—09/15/2028	7,825
5,567	8.00%, 10/15/2027	6,033
943	9.00%, 11/15/2024	992
12,954	9.50%, 10/15/2024	13,681
	GNMA II,
176,281	ARM, 3.25%, 07/20/2034—09/20/2034 (z)	181,619
	GNMA II, 30 Year, Single Family,
1,367	7.50%, 12/20/2026	1,531
30,369	8.00%, 11/20/2026—01/20/2027	34,730
1,235	8.50%, 05/20/2025	1,331
143,031	GNMA II, Other, 3.75%, 12/20/2032	145,051

	Total Mortgage-Backed Securities (Cost $42,351,274)	41,500,994

Municipal Bonds — 0.1% (t)
	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.60%, 03/15/2040	36,398
130,000	Port Authority of New York & New Jersey, Consolidated, 164th Series, Series 164, Rev., 5.65%, 11/01/2040	165,034

		201,432

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.80%, 06/01/2111	106,947

	Total Municipal Bonds (Cost $256,175)	308,379

U.S. Government Agency Securities — 8.5%
30,000	FHLMC, 0.75%, 04/09/2018	29,994
2,000,000	Financing Corp. STRIPS, 16.33%, 11/02/2018 (n)	1,975,504
5,770,000	FNMA, 5.68%, 10/09/2019 (n)	5,565,115
630,000	FNMA STRIPS, 14.82%, 03/23/2028 (n)	455,290
	Resolution Funding Corp. STRIPS,
5,230,000	1.25%, 10/15/2019 (n)	5,048,841
65,000	1.43%, 01/15/2021 (n)	60,631
8,000,000	1.98%, 10/15/2020 (n)	7,513,764
15,000	2.72%, 10/15/2027 (n)	11,193
20,000	2.92%, 01/15/2026 (n)	15,894

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
4,100,000	12.95%, 07/15/2020 (n)	3,874,696
	Tennessee Valley Authority,
161,000	4.25%, 09/15/2065	186,070
33,000	4.63%, 09/15/2060	40,662
70,000	5.25%, 09/15/2039	91,751
70,000	5.88%, 04/01/2036	95,508

	Total U.S. Government Agency Securities (Cost $24,508,874)	24,964,913

U.S. Treasury Obligations — 23.2%
	U.S. Treasury Bonds,
1,920,000	2.88%, 05/15/2043	1,888,690
1,000,000	3.00%, 11/15/2045	1,003,497
1,215,000	3.63%, 08/15/2043	1,357,516
1,390,000	3.75%, 11/15/2043	1,584,587
100,000	3.88%, 08/15/2040	115,630
105,000	4.25%, 05/15/2039	127,556
1,815,000	4.38%, 02/15/2038	2,229,772
1,415,000	4.38%, 11/15/2039	1,749,159
450,000	5.00%, 05/15/2037	592,282
4,300,000	5.25%, 11/15/2028	5,279,243
50,000	6.25%, 05/15/2030	67,793
338,000	8.00%, 11/15/2021	402,535
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.50%, 01/15/2029	136,601
300,000	3.63%, 04/15/2028	588,804
170,000	U.S. Treasury Inflation Indexed Notes, 1.38%, 07/15/2018	197,373
	U.S. Treasury Notes,
200,000	0.75%, 02/15/2019	197,656
150,000	1.25%, 10/31/2018	149,361
125,000	1.25%, 11/30/2018	124,370
200,000	1.38%, 12/31/2018	198,961
700,000	1.38%, 08/31/2023	656,655
400,000	1.50%, 08/31/2018	399,331
525,000	1.50%, 02/28/2023	499,083
1,000,000	1.63%, 08/31/2022	961,867
1,000,000	1.75%, 02/28/2022	972,193
150,000	1.75%, 09/30/2022	144,946
2,145,000	1.75%, 05/15/2023	2,058,910
100,000	2.00%, 10/31/2021	98,370
1,000,000	2.00%, 02/15/2025	956,288
700,000	2.00%, 08/15/2025	666,669
200,000	2.13%, 08/31/2020	198,908
500,000	2.13%, 08/15/2021	494,470
300,000	2.13%, 12/31/2021	296,172
500,000	2.13%, 05/15/2025	481,219
115,000	2.25%, 04/30/2021	114,440
500,000	2.25%, 11/15/2025	483,662
600,000	2.50%, 08/15/2023	596,944
200,000	2.63%, 11/15/2020	201,218
1,542,000	3.13%, 05/15/2019	1,557,887
600,000	3.13%, 05/15/2021	612,355
450,000	3.50%, 05/15/2020	460,785
650,000	3.63%, 02/15/2021	672,127
	U.S. Treasury STRIPS Bonds,
2,120,000	1.74%, 08/15/2020 (n)	2,004,376
370,000	1.79%, 02/15/2020 (n)	355,064
1,790,000	1.98%, 05/15/2021 (n)	1,658,994
1,800,000	2.12%, 08/15/2021 (n)	1,657,223
1,890,000	2.18%, 08/15/2023 (n)	1,638,838
4,028,000	2.39%, 05/15/2020 (n)	3,840,791
500,000	2.41%, 11/15/2023 (n)	430,284
710,000	2.49%, 02/15/2021 (n)	663,089
2,420,000	2.57%, 05/15/2023 (n)	2,114,288
760,000	2.62%, 05/15/2022 (n)	684,378
970,000	2.69%, 02/15/2022 (n)	879,742
2,200,000	2.73%, 05/15/2034 (n)	1,369,585
500,000	2.74%, 11/15/2022 (n)	443,969
140,000	2.85%, 05/15/2028 (n)	104,902
2,690,000	2.91%, 02/15/2023 (n)	2,367,947
300,000	2.98%, 08/15/2032 (n)	197,067
27,000	3.00%, 02/15/2028 (n)	20,385
200,000	3.01%, 08/15/2022 (n)	178,843
110,000	3.17%, 11/15/2024 (n)	91,943
760,000	3.17%, 11/15/2031 (n)	511,699
65,000	3.19%, 02/15/2035 (n)	39,548
250,000	3.20%, 08/15/2027 (n)	191,812
50,000	3.21%, 11/15/2034 (n)	30,652
615,000	3.22%, 11/15/2021 (n)	562,206
23,000	3.40%, 08/15/2026 (n)	18,200
2,250,000	3.45%, 05/15/2032 (n)	1,490,886
250,000	3.45%, 05/15/2035 (n)	151,003
250,000	3.49%, 11/15/2026 (n)	196,298
50,000	3.61%, 02/15/2025 (n)	41,417
700,000	3.64%, 02/15/2027 (n)	545,769
350,000	3.64%, 02/15/2032 (n)	233,672
400,000	3.66%, 02/15/2033 (n)	259,037
1,175,000	3.74%, 05/15/2033 (n)	754,773
775,000	3.75%, 02/15/2034 (n)	485,793
200,000	3.76%, 11/15/2029 (n)	143,219
275,000	3.77%, 05/15/2031 (n)	188,284
300,000	3.82%, 08/15/2030 (n)	209,882
300,000	3.83%, 11/15/2030 (n)	208,220
300,000	3.83%, 08/15/2029 (n)	216,590

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
710,000	3.84%, 11/15/2027 (n)	540,474
658,000	3.96%, 02/15/2029 (n)	481,228
800,000	4.06%, 11/15/2032 (n)	521,441
1,025,000	4.17%, 11/15/2033 (n)	648,592
550,000	4.17%, 02/15/2031 (n)	378,980
300,000	4.53%, 05/15/2030 (n)	211,320
100,000	4.82%, 05/15/2026 (n)	79,798
975,000	5.08%, 02/15/2030 (n)	692,960
100,000	6.00%, 08/15/2033 (n)	63,745
100,000	6.69%, 11/15/2028 (n)	73,802
125,000	6.75%, 05/15/2027 (n)	96,668
50,000	6.91%, 08/15/2028 (n)	37,173
	U.S. Treasury STRIPS Notes,
1,000,000	1.60%, 11/15/2019 (n)	964,224
5,235,000	1.68%, 02/15/2020 (n)	5,016,486
120,000	1.75%, 05/15/2019 (n)	117,114

	Total U.S. Treasury Obligations (Cost $68,978,791)	68,680,558

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
1,992,041	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.75%, (b) (l) (Cost $1,992,165)	1,991,841

	Total Investments — 99.9% (Cost $296,035,071)	295,299,415
	Other Assets in Excess of Liabilities — 0.1%	273,858

	NET ASSETS — 100.0%	$295,573,273

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2018.
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	—	Intercontinental Exchange.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2018. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2018.
USD	—	United States Dollar
VA	—	Veterans Administration

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(n)	—	The rate shown is the effective yield as of March 31, 2018.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2018.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2018.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$25,772,494	$8,445,320		$34,217,814
Collateralized Mortgage Obligations	—	29,189,739	1,946,397		31,136,136
Commercial Mortgage-Backed Securities	—	11,210,273	2,158,894		13,369,167
Corporate Bonds
Consumer Discretionary	—	4,912,900	—		4,912,900
Consumer Staples	—	4,116,850	—		4,116,850
Energy	—	7,814,370	—		7,814,370
Financials	—	31,797,253	—	(a)	31,797,253
Health Care	—	4,021,192	—		4,021,192
Industrials	—	4,373,409	—		4,373,409
Information Technology	—	4,938,530	—		4,938,530
Materials	—	2,176,728	—		2,176,728
Real Estate	—	3,873,036	—		3,873,036
Telecommunication Services	—	3,508,730	—		3,508,730
Utilities	—	6,682,952	—		6,682,952

Total Corporate Bonds	—	78,215,950	—	(a)	78,215,950

Foreign Government Securities	—	913,663	—		913,663
Mortgage-Backed Securities	—	41,500,994	—		41,500,994
Municipal Bonds	—	308,379	—		308,379
U.S. Government Agency Securities	—	24,964,913	—		24,964,913
U.S. Treasury Obligations	—	68,680,558	—		68,680,558
Short-Term Investment
Investment Company	1,991,841	—	—		1,991,841

Total Investments in Securities	$1,991,841	$280,756,963	$12,550,611		$295,299,415

(a) Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended March 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018
Investments in Securities
Asset-Backed Securities	$8,402,501		$—	$(27,915)	$(186)	$998,750	$(303,800)	$609,809	$(1,233,839)	$8,445,320
Collateralized Mortgage Obligations	2,014,990		—	(61,820)	4,292	—	(11,065)	—	—	1,946,397
Commercial Mortgage-Backed Securities	1,389,232		—	(29,993)	225	—	—	799,430	—	2,158,894
Corporate Bonds — Financials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$11,806,723		$—	$(119,728)	$4,331	$998,750	$(314,865)	$1,409,239	$(1,233,839)	$12,550,611

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to $(119,422).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,041,655		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (4.52%)
				Constant Default Rate	0.00% - 5.47% (0.26%)
				Yield (Discount Rate of Cash Flows)	2.50% - 5.51% (3.40%)

Asset-Backed Securities	6,041,655

	480,732		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (10.83%)
				Constant Default Rate	0.00% - 8.95% (3.22%)
				Yield (Discount Rate of Cash Flows)	0.00% - 43.53% (6.70%)

Collateralized Mortgage Obligations	480,732

	1,608,658		Discounted Cash Flow	Constant Prepayment Rate	0.00% -100.00% (0.02%)
				Yield (Discount Rate of Cash Flows)	2.26% - 5.04% (4.10%)

Commercial Mortgage-Backed Securities	1,608,658

	—	(a)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)
Corporate Bonds	—	(a)

Total	$8,131,045

(a)	Value is zero.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2018, the value of these investments was $4,419,566. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 98.8%
Asset-Backed Securities — 1.9%
	United States — 1.9%
37,007	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.61%, 03/25/2027 (bb)	36,837
56,001	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1, 2.77%, 04/25/2034 (z) (bb)	55,918
	Asset-Backed Securities Corp. Home Equity Loan Trust,
77,704	Series 2004-HE3, Class M2, 3.55%, 06/25/2034 (z) (bb)	75,548
81,237	Series 2003-HE6, Class M2, 4.35%, 11/25/2033 (z) (bb)	82,267
	Bear Stearns Asset-Backed Securities Trust,
48,116	Series 2003-2, Class M1, 3.67%, 03/25/2043 (z) (bb)	47,946
26,022	Series 2004-HE5, Class M2, 3.75%, 07/25/2034 (z) (bb)	25,939
	Countrywide Asset-Backed Certificates,
97,966	Series 2006-19, Class 2A2, 2.03%, 03/25/2037 (z) (bb)	97,032
46,464	Series 2004-2, Class M1, 2.62%, 05/25/2034 (z) (bb)	46,397
	CWABS, Inc. Asset-Backed Certificates Trust,
55,346	Series 2004-1, Class M2, 2.70%, 03/25/2034 (z) (bb)	54,950
82,347	Series 2004-5, Class M3, 3.60%, 07/25/2034 (z) (bb)	82,158
51,467	Series 2004-5, Class M5, 4.20%, 05/25/2034 (z)	49,773
38,676	Home Equity Asset Trust, Series 2007-2, Class 2A2, 2.06%, 07/25/2037 (z) (bb)	38,575
102,386	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B, Class 2A3, 2.06%, 06/25/2036 (z) (bb)	99,508
104,361	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 2.77%, 10/25/2034 (z)	104,481
57,898	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 2.89%, 10/25/2033 (z) (bb)	57,345
50,024	Saxon Asset Securities Trust, Series 2003-3, Class M1, 2.85%, 12/25/2033 (z) (bb)	48,259
25,320	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 2.85%, 10/25/2033 (z) (bb)	25,243
	Structured Asset Securities Corp. Mortgage Loan Trust,
110,555	Series 2006-BC6, Class A4, 2.04%, 01/25/2037 (z)	108,052
56,368	Series 2007-WF2, Class A1, 2.87%, 08/25/2037 (z) (bb)	56,623
81,257	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, 2.02%, 01/25/2037 (z) (bb)	80,622

	Total Asset-Backed Securities (Cost $1,198,034)	1,273,473

Collateralized Mortgage Obligations — 11.5%
	United States — 11.5%
43,502	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 4.17%, 06/25/2045 (z)	44,811
29,875	Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.64%, 02/20/2036 (z)	29,615
32,033	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, 3.70%, 02/25/2035 (z)	31,679
55,760	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 3.69%, 05/25/2035 (z)	56,543
	FHLMC REMIC
93,986	Series 3632, Class PK, 5.00%, 02/15/2040	100,493
130,264	Series 3778, Class JA, 3.50%, 04/15/2040	132,637
53,618	Series 3788, Class FA, 2.31%, 01/15/2041 (z)	53,880
94,759	Series 3923, Class GD, 2.00%, 05/15/2040	92,088
167,425	Series 3935, Class GA, 3.00%, 10/15/2026	168,321
146,164	Series 3972, Class PJ, 3.00%, 11/15/2031	146,459
36,351	Series 4005, Class PA, 2.00%, 10/15/2041	34,574
98,664	Series 4062, Class BA, 3.50%, 06/15/2038	99,488
116,932	Series 4118, Class PD, 1.50%, 05/15/2042	110,511
286,164	Series 4135, Class AD, 2.00%, 06/15/2042	274,411
119,725	Series 4323, Class VA, 4.00%, 03/15/2027	124,382
387,978	Series 4329, Class KA, 3.00%, 01/15/2040	388,071
116,623	Series 4364, Class A, 3.00%, 08/15/2040	116,580

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States — continued
118,410	Series 4366, Class KA, 3.00%, 03/15/2041	117,927
119,562	Series 4467, Class AB, 3.00%, 07/15/2041	119,224
115,663	Series 4494, Class KA, 3.75%, 10/15/2042	118,742
99,013	Series 4496, Class CA, 2.00%, 07/15/2031	96,290
323,470	Series 4510, Class HB, 2.00%, 03/15/2040	313,312
121,753	Series 4639, Class AC, 3.00%, 05/15/2040	121,806
120,569	Series 4669, Class VJ, 4.00%, 05/15/2028	125,393
168,830	Series 4768, Class DA, 4.00%, 06/15/2043	173,379
	FHLMC STRIPS
130,006	Series 242, Class F29, 2.03%, 11/15/2036 (z)	130,310
83,887	Series 311, Class F1, 2.33%, 08/15/2043 (z)	84,465
169,709	Series 317, Class F3, 2.30%, 11/15/2043 (z)	171,584
42,124	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, 3.77%, 02/25/2035 (z)	42,113
	FNMA REMIC
77,081	Series 2001-68, Class FD, 2.37%, 12/25/2031 (z)	77,420
113,688	Series 2010-142, Class FM, 2.34%, 12/25/2040 (z)	113,882
155,001	Series 2011-104, Class TB, 2.50%, 10/25/2026	153,800
47,712	Series 2012-87, Class CA, 2.00%, 06/25/2039	46,148
169,051	Series 2012-122, Class FM, 2.27%, 11/25/2042 (z)	170,155
117,389	Series 2013-58, Class KJ, 3.00%, 02/25/2043	117,024
279,593	Series 2013-101, Class FE, 2.47%, 10/25/2043 (z)	283,438
138,101	Series 2014-33, Class AH, 3.00%, 06/25/2029	138,823
201,723	Series 2015-3, Class PC, 3.50%, 09/25/2044	203,456
117,152	Series 2015-15, Class GH, 2.50%, 03/25/2041	114,648
69,629	Series 2015-54, Class FA, 2.22%, 07/25/2045 (z)	69,394
156,993	Series 2016-8, Class FA, 2.32%, 03/25/2046 (z)	157,826
66,039	Series 2016-40, Class FA, 2.52%, 07/25/2046 (z)	67,267
116,276	Series 2016-40, Class PA, 3.00%, 07/25/2045	115,710
66,571	Series 2016-63, Class AF, 2.37%, 09/25/2046 (z)	67,185
117,904	Series 2016-103, Class LA, 3.00%, 05/25/2044	116,908
224,396	Series 2017-4, Class AH, 3.00%, 05/25/2041	224,184
473,114	Series 2017-49, Class JA, 4.00%, 07/25/2053	489,996
120,819	Series 2017-50, Class CB, 2.00%, 04/25/2041	118,090
210,523	Series 2017-50, Class FB, 2.27%, 07/25/2047 (z)	211,644
	GNMA
128,136	Series 2008-35, Class FH, 2.42%, 04/20/2038 (z)	129,764
131,125	Series 2014-117, Class FP, 2.12%, 06/20/2043 (z)	131,150
99,305	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, 2.31%, 05/25/2035 (z)	98,305
107,993	Impac CMB Trust, Series 2004-7, Class 1A2, 2.79%, 11/25/2034 (z)	104,945
27,931	JP Morgan Mortgage Trust, Series 2005-A3, Class 4A1, 3.68%, 06/25/2035 (z)	28,262
12,231	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/2036	11,775
27,564	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, 5.17%, 01/25/2037 (z)	26,612
28,851	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, 3.53%, 07/25/2034 (z)	28,448
65,942	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 2.15%, 12/25/2035 (z)	64,534
19,386	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.00%, 08/25/2019	19,301
	WaMu Mortgage Pass-Through Certificates Trust
27,389	Series 2005-AR3, Class A1, 3.64%, 03/25/2035 (z)	26,905

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States — continued
47,446	Series 2005-AR5, Class A6, 3.07%, 05/25/2035 (z)	47,814
41,735	Series 2005-AR10, Class 1A3, 3.32%, 09/25/2035 (z)	42,195
	Wells Fargo Mortgage-Backed Securities Trust
94,202	Series 2004-W, Class A1, 3.71%, 11/25/2034 (z)	94,995
36,042	Series 2004-Z, Class 2A2, 3.74%, 12/25/2034 (z)	36,680
46,480	Series 2004-EE, Class 2A2, 3.48%, 12/25/2034 (z)	47,741
24,097	Series 2005-16, Class A8, 5.75%, 01/25/2036	25,665
18,106	Series 2005-AR2, Class 2A1, 3.91%, 03/25/2035 (z)	18,289
34,819	Series 2005-AR2, Class 2A2, 3.91%, 03/25/2035 (z)	35,495
49,794	Series 2005-AR3, Class 1A1, 3.52%, 03/25/2035 (z)	51,177
29,763	Series 2005-AR4, Class 2A2, 3.93%, 04/25/2035 (z)	29,915
60,159	Series 2006-AR3, Class A3, 4.02%, 03/25/2036 (z)	59,828

	Total Collateralized Mortgage Obligations (Cost $7,843,791)	7,835,881

SHARES
Common Stocks — 48.1%
	Australia — 1.3%
8,363	Australia & New Zealand Banking Group Ltd.	174,062
8,885	BHP Billiton Ltd.	196,940
1,161	Commonwealth Bank of Australia	64,925
417	CSL Ltd.	50,240
10,513	Dexus	75,701
15,888	Goodman Group	103,306
1,424	Macquarie Group Ltd.	113,546
724	National Australia Bank Ltd.	15,983
2,404	Wesfarmers Ltd.	77,036
1,138	Westpac Banking Corp.	25,206

		896,945

	Austria — 0.1%
1,404	Erste Group Bank AG (a)	70,584

	Belgium — 0.3%
1,849	Anheuser-Busch InBev SA/NV	203,292

	Canada — 0.3%
615	Canadian Pacific Railway Ltd.	108,547
64	Fairfax Financial Holdings Ltd.	32,576
1,291	Gildan Activewear, Inc.	37,297

		178,420

	China — 0.1%
18,000	BOC Hong Kong Holdings Ltd.	88,304

	Denmark — 0.2%
675	Chr Hansen Holding A/S	58,419
1,716	Novo Nordisk A/S, Class B	84,403

		142,822

	Finland — 0.4%
1,093	Cargotec OYJ, Class B	58,229
16,133	Nokia OYJ	89,088
10,536	Outokumpu OYJ	71,853
2,622	Wartsila OYJ Abp	57,934

		277,104

	France — 3.0%
1,699	Air Liquide SA	208,497
1,501	Airbus SE	173,752
6,469	AXA SA	171,966
2,988	BNP Paribas SA	221,592
698	Capgemini SE	87,093
1,031	Pernod Ricard SA	171,577
1,404	Renault SA	170,372
2,204	Sanofi	176,849
2,344	Schneider Electric SE	206,416
970	Sodexo SA	97,629
4,235	TOTAL SA	242,749
319	Vinci SA	31,420
2,427	Vivendi SA	62,944

		2,022,856

	Germany — 2.6%
415	adidas AG	100,968
112	Allianz SE (Registered)	25,318
598	BASF SE	60,648
1,698	Bayer AG (Registered)	191,422
1,823	Brenntag AG	108,527
2,545	Daimler AG (Registered) (a)	216,834
1,977	Deutsche Bank AG (Registered)	27,580
819	Deutsche Boerse AG	111,960

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Germany — continued
3,370	Deutsche Post AG (Registered)	147,604
6,442	Deutsche Telekom AG (Registered)	105,396
323	HeidelbergCement AG	31,732
1,044	Henkel AG & Co. KGaA (Preference)	137,237
3,548	Infineon Technologies AG	95,417
180	Linde AG (a)	38,036
2,179	SAP SE	228,755
920	Siemens AG (Registered)	117,390

		1,744,824

	Hong Kong — 0.5%
19,400	AIA Group Ltd.	165,844
8,552	CK Asset Holdings Ltd.	72,171
10,552	CK Hutchison Holdings Ltd.	126,785
1,941	I-CABLE Communications Ltd. (a)	50

		364,850

	Ireland — 0.2%
1,010	Ryanair Holdings plc, ADR (a)	124,078

	Israel — 0.0% (g)
1,626	Teva Pharmaceutical Industries Ltd., ADR	27,788

	Italy — 0.7%
6,006	Assicurazioni Generali SpA	115,449
32,278	Enel SpA	197,516
71,150	Telecom Italia SpA (a)	67,556
3,965	UniCredit SpA (a)	82,873

		463,394

	Japan — 6.1%
1,200	Asahi Group Holdings Ltd.	63,911
3,500	Bridgestone Corp.	152,098
400	Central Japan Railway Co.	75,673
5,400	Daicel Corp.	58,971
1,300	Daikin Industries Ltd.	143,372
3,900	DMG Mori Co. Ltd.	72,865
900	Electric Power Development Co. Ltd.	22,685
7,000	Hitachi Ltd.	50,708
5,000	Honda Motor Co. Ltd.	171,984
2,500	Japan Airlines Co. Ltd.	100,606
3,400	Japan Tobacco, Inc.	97,969
1,800	Kao Corp.	135,011
1,700	KDDI Corp.	43,401
100	Keyence Corp.	62,065
2,200	Kyowa Hakko Kirin Co. Ltd.	48,319
2,500	Kyushu Electric Power Co., Inc.	29,792
2,600	Mabuchi Motor Co. Ltd.	128,039
6,200	Marui Group Co. Ltd.	126,325
6,100	Mitsubishi Corp.	164,073
31,200	Mitsubishi UFJ Financial Group, Inc.	204,374
4,600	NGK Spark Plug Co. Ltd.	110,801
200	Nidec Corp.	30,807
100	Nintendo Co. Ltd.	44,039
2,600	Nippon Telegraph & Telephone Corp.	119,731
1,700	Nomura Research Institute Ltd.	80,523
1,600	Olympus Corp.	60,749
1,800	Otsuka Corp.	90,672
2,600	Otsuka Holdings Co. Ltd.	130,214
10,100	Panasonic Corp.	144,374
3,300	Renesas Electronics Corp. (a)	33,185
3,500	Seven & i Holdings Co. Ltd.	150,125
1,200	Sony Corp.	58,035
5,300	Sumitomo Electric Industries Ltd.	80,866
3,700	Sumitomo Mitsui Financial Group, Inc.	155,017
6,300	T&D Holdings, Inc.	99,972
2,400	Tokio Marine Holdings, Inc.	106,799
1,500	Tokyo Gas Co. Ltd.	39,775
6,600	Tokyu Corp.	102,841
11,800	Toray Industries, Inc.	111,618
4,200	Toyota Motor Corp.	269,395
1,400	West Japan Railway Co.	97,772
3,600	Yamato Holdings Co. Ltd.	90,283

		4,159,834

	Luxembourg — 0.1%
2,748	ArcelorMittal	87,283

	Netherlands — 1.5%
977	Akzo Nobel NV	92,310
697	ASML Holding NV	138,211
848	Heineken NV	91,206
11,675	ING Groep NV	197,018
2,410	Koninklijke Philips NV	92,284
5,637	Royal Dutch Shell plc, Class A	178,346
6,336	Royal Dutch Shell plc, Class B	203,882

		993,257

	Singapore — 0.2%
6,700	DBS Group Holdings Ltd.	141,520

	Spain — 0.9%
14,243	Banco Santander SA	93,226

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Spain — continued
20,427	Bankia SA (a)	91,635
26,543	Iberdrola SA	195,181
3,545	Industria de Diseno Textil SA	111,450
2,499	Repsol SA	44,421
6,864	Telefonica SA	68,001

		603,914

	Sweden — 0.2%
9,583	Svenska Handelsbanken AB, Class A	119,949

	Switzerland — 2.3%
1,117	Cie Financiere Richemont SA (Registered)	100,376
5,041	Credit Suisse Group AG (Registered) (a)	84,664
1,946	Ferguson plc	146,358
272	LafargeHolcim Ltd. (Registered) (a)	14,842
2,240	LafargeHolcim Ltd. (Registered) (a)	122,740
4,928	Nestle SA (Registered)	389,517
2,311	Novartis AG (Registered)	186,916
1,219	Roche Holding AG	279,635
1,156	Swiss Re AG	117,989
5,768	UBS Group AG (Registered) (a)	101,626
137	Zurich Insurance Group AG (a)	45,191

		1,589,854

	United Kingdom — 3.6%
7,386	3i Group plc	89,148
639	AstraZeneca plc	43,926
14,251	Aviva plc	99,459
5,457	Barratt Developments plc	40,607
23,247	BP plc	156,803
4,806	British American Tobacco plc	277,820
4,758	Burberry Group plc	113,414
465	Diageo plc	15,726
10,010	Dixons Carphone plc	26,175
8,312	GlaxoSmithKline plc	161,428
20,048	HSBC Holdings plc	188,265
1,404	InterContinental Hotels Group plc	84,117
35,649	ITV plc	72,163
92,778	Lloyds Banking Group plc	84,393
7,643	Prudential plc	190,989
2,631	Rio Tinto Ltd.	149,052
558	Rio Tinto plc	28,315
14,026	Standard Chartered plc	140,574
23,138	Taylor Wimpey plc	59,944
1,012	TechnipFMC plc	29,488
1,789	Unilever NV—CVA	100,981
82,142	Vodafone Group plc	224,743
600	Whitbread plc	31,144
4,525	WPP plc	71,910

		2,480,584

	United States — 23.5%
1,560	Acadia Healthcare Co., Inc. (a)	61,121
462	Adobe Systems, Inc. (a)	99,829
465	AdvanSix, Inc. (a)	16,173
232	Aetna, Inc.	39,208
43	Alleghany Corp.	26,421
374	Allergan plc	62,940
1,935	Ally Financial, Inc.	52,535
137	Alphabet, Inc., Class A (a)	142,088
382	Alphabet, Inc., Class C (a) (j)	394,144
257	Amazon.com, Inc. (a) (j)	371,966
1,026	American Electric Power Co., Inc.	70,373
2,014	American Homes 4 Rent, Class A	40,441
1,737	American International Group, Inc.	94,528
452	AmerisourceBergen Corp.	38,967
704	Amphenol Corp., Class A	60,636
327	Analog Devices, Inc.	29,800
545	Apache Corp.	20,972
2,274	Apple, Inc. (j)	381,532
1,264	Applied Materials, Inc.	70,291
214	Arista Networks, Inc. (a)	54,634
522	Arrow Electronics, Inc. (a)	40,204
107	AutoZone, Inc. (a)	69,410
2,333	Ball Corp.	92,643
7,320	Bank of America Corp.	219,527
1,170	Berkshire Hathaway, Inc., Class B (a)	233,392
430	Best Buy Co., Inc.	30,096
116	BlackRock, Inc.	62,840
218	Boeing Co. (The)	71,478
39	Booking Holdings, Inc. (a)	81,135
1,020	Brinker International, Inc.	36,822
2,837	Brixmor Property Group, Inc.	43,264
444	Broadcom Ltd.	104,629
1,525	Capital One Financial Corp.	146,125
554	Carlisle Cos., Inc. (j)	57,843
873	Cavium, Inc. (a)	69,299
2,600	CBRE Group, Inc., Class A (a)	122,772
887	CBS Corp. (Non-Voting), Class B	45,583
3,749	Charles Schwab Corp. (The)	195,773

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States — continued
179	Charter Communications, Inc., Class A (a)	55,708
409	Chubb Ltd.	55,939
128	Cigna Corp.	21,471
1,734	Cisco Systems, Inc.	74,371
1,270	Citigroup, Inc.	85,725
1,513	Citizens Financial Group, Inc.	63,516
1,140	Clear Channel Outdoor Holdings, Inc., Class A	5,586
742	CNO Financial Group, Inc.	16,079
1,792	Coca-Cola Co. (The)	77,827
552	Columbia Sportswear Co.	42,189
709	Comcast Corp., Class A	24,227
707	Comerica, Inc.	67,823
1,308	CommScope Holding Co., Inc. (a)	52,281
619	Concho Resources, Inc. (a)	93,054
1,096	ConocoPhillips	64,982
211	Constellation Brands, Inc., Class A	48,091
1,346	Copart, Inc. (a)	68,552
2,096	Corning, Inc.	58,436
2,235	Coty, Inc., Class A	40,900
410	CVS Health Corp.	25,506
919	Deere & Co.	142,739
3,127	Delta Air Lines, Inc.	171,391
235	DENTSPLY SIRONA, Inc.	11,823
300	DexCom, Inc. (a)	22,248
906	Dick’s Sporting Goods, Inc.	31,755
2,331	DISH Network Corp., Class A (a)	88,322
568	Dover Corp.	55,789
630	Dr Pepper Snapple Group, Inc.	74,579
500	Dropbox, Inc., Class A (a)	15,625
384	Duke Energy Corp.	29,748
674	Eagle Materials, Inc.	69,456
1,178	East West Bancorp, Inc.	73,672
376	EastGroup Properties, Inc.	31,080
546	Edison International	34,758
862	Electronic Arts, Inc. (a)	104,509
453	Emerson Electric Co.	30,940
509	Energizer Holdings, Inc.	30,326
2,925	Entercom Communications Corp., Class A (j)	28,226
532	EOG Resources, Inc.	56,004
985	EQT Corp.	46,797
419	Estee Lauder Cos., Inc. (The), Class A	62,733
586	Eversource Energy	34,527
1,846	Evolent Health, Inc., Class A (a)	26,305
773	Exact Sciences Corp. (a)	31,175
1,240	Exelixis, Inc. (a)	27,466
301	Expedia, Inc.	33,233
1,170	Extended Stay America, Inc.	23,131
1,677	Exxon Mobil Corp. (j)	125,121
925	Facebook, Inc., Class A (a)	147,806
687	Fastenal Co.	37,503
218	Federal Realty Investment Trust	25,312
1,594	Fifth Third Bancorp	50,609
712	First Republic Bank	65,938
2,134	Fiserv, Inc. (a)	152,176
1,074	Fortune Brands Home & Security, Inc.	63,248
917	Gap, Inc. (The)	28,610
534	Gartner, Inc. (a)	62,809
355	Genuine Parts Co.	31,893
954	Global Payments, Inc.	106,390
1,386	GoDaddy, Inc., Class A (a)	85,128
2,300	Graphic Packaging Holding Co.	35,305
517	Guidewire Software, Inc. (a)	41,789
1,231	Hartford Financial Services Group, Inc. (The)	63,421
454	HCA Healthcare, Inc.	44,038
2,203	Hewlett Packard Enterprise Co.	38,641
1,013	Hilton Grand Vacations, Inc. (a)	43,579
1,567	Hilton Worldwide Holdings, Inc.	123,417
230	Home Depot, Inc. (The)	40,995
521	Honeywell International, Inc.	75,290
262	Huntsman Corp.	7,663
536	Illinois Tool Works, Inc.	83,970
303	Illumina, Inc. (a)	71,635
453	Intercept Pharmaceuticals, Inc. (a)	27,869
148	Intuitive Surgical, Inc. (a)	61,099
1,060	Invesco Ltd.	33,931
434	Jazz Pharmaceuticals plc (a)	65,530
337	John Bean Technologies Corp.	38,216
833	Johnson & Johnson	106,749
965	KapStone Paper and Packaging Corp.	33,109
2,538	Kimco Realty Corp.	36,547
4,193	Kinder Morgan, Inc.	63,147
1,030	Kohl’s Corp.	67,475
504	Kraft Heinz Co. (The)	31,394
1,789	Kroger Co. (The)	42,829

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States — continued
1,719	La Quinta Holdings, Inc. (a)	32,506
447	Lennox International, Inc.	91,353
1,846	LKQ Corp. (a)	70,056
2,347	Loews Corp. (j)	116,716
597	M&T Bank Corp.	110,063
989	Marathon Petroleum Corp.	72,306
217	Marsh & McLennan Cos., Inc.	17,922
289	Martin Marietta Materials, Inc.	59,910
1,343	Mastercard, Inc., Class A (j)	235,240
1,613	Merck & Co., Inc.	87,860
3,200	Microsoft Corp. (j)	292,064
584	Mid-America Apartment Communities, Inc.	53,284
233	Middleby Corp. (The) (a)	28,843
567	Mohawk Industries, Inc. (a) (j)	131,669
702	Molson Coors Brewing Co., Class B	52,882
748	Monster Beverage Corp. (a)	42,793
1,003	Morgan Stanley	54,122
473	Murphy USA, Inc. (a)	34,434
567	Nasdaq, Inc.	48,887
384	Netflix, Inc. (a)	113,414
713	Nexstar Media Group, Inc., Class A	47,414
1,048	NextEra Energy, Inc.	171,170
945	Nordstrom, Inc.	45,747
452	Northern Trust Corp.	46,615
263	Northrop Grumman Corp.	91,819
468	NVIDIA Corp.	108,384
844	Occidental Petroleum Corp.	54,826
606	Old Dominion Freight Line, Inc.	89,064
1,112	Oshkosh Corp.	85,924
1,981	Outfront Media, Inc.	37,124
464	Palo Alto Networks, Inc. (a)	84,225
722	Parker-Hannifin Corp.	123,484
1,953	PayPal Holdings, Inc. (a)	148,174
921	PBF Energy, Inc., Class A	31,222
102	PepsiCo, Inc.	11,133
4,539	Pfizer, Inc.	161,089
633	Phillips 66	60,717
789	PNC Financial Services Group, Inc. (The)	119,328
708	Post Holdings, Inc. (a)	53,638
748	Procter & Gamble Co. (The)	59,301
1,117	Progressive Corp. (The)	68,059
236	Prudential Financial, Inc.	24,438
290	Public Storage	58,113
650	QUALCOMM, Inc.	36,017
1,426	Rayonier, Inc.	50,167
375	Red Hat, Inc. (a)	56,066
1,076	Revance Therapeutics, Inc. (a)	33,141
631	S&P Global, Inc.	120,559
176	Sage Therapeutics, Inc. (a)	28,348
1,085	salesforce.com, Inc. (a)	126,185
117	Sempra Energy	13,013
515	ServiceNow, Inc. (a)	85,207
3,339	Shire plc	166,181
1,162	Southwest Airlines Co.	66,559
529	Spark Therapeutics, Inc. (a)	35,226
749	Splunk, Inc. (a)	73,694
613	Square, Inc., Class A (a)	30,160
584	Stanley Black & Decker, Inc.	89,469
1,336	SunTrust Banks, Inc.	90,901
949	T. Rowe Price Group, Inc.	102,464
381	Take-Two Interactive Software, Inc. (a)	37,254
713	Teladoc, Inc. (a)	28,734
126	Tesla, Inc. (a)	33,532
905	Texas Instruments, Inc.	94,020
5,565	TherapeuticsMD, Inc. (a)	27,102
663	Thermo Fisher Scientific, Inc.	136,883
336	Tiffany & Co.	32,814
2,189	Time Warner, Inc.	207,036
507	Travelers Cos., Inc. (The)	70,402
102	Ulta Beauty, Inc. (a)	20,836
1,290	Union Pacific Corp.	173,415
554	United Technologies Corp.	69,704
2,071	UnitedHealth Group, Inc. (j)	443,194
721	Unum Group	34,327
1,325	US Bancorp	66,913
636	Veeva Systems, Inc., Class A (a)	46,441
1,041	Verizon Communications, Inc.	49,781
529	Vertex Pharmaceuticals, Inc. (a)	86,216
1,632	Visa, Inc., Class A	195,220
619	WABCO Holdings, Inc. (a)	82,866
717	Walgreens Boots Alliance, Inc.	46,942
311	Walt Disney Co. (The)	31,237
2,727	Waste Connections, Inc.	195,664
476	Wayfair, Inc., Class A (a)	32,144
3,747	Wells Fargo & Co.	196,380
990	WestRock Co.	63,528

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States — continued
813	Weyerhaeuser Co.	28,455
1,071	Worldpay, Inc. (a)	88,079
276	WW Grainger, Inc.	77,907
1,472	Xcel Energy, Inc.	66,947

		16,036,897

	Total Common Stocks (Cost $28,286,155)	32,818,353

PRINCIPAL AMOUNT
Corporate Bonds — 0.6%
	Germany — 0.3%
80,000	Kreditanstalt fuer Wiederaufbau, 2.63%, 04/12/2021	79,951
115,000	Landwirtschaftliche Rentenbank, 2.38%, 02/21/2020 (e)	114,854

		194,805

	Netherlands — 0.3%
	Bank Nederlandse Gemeenten NV,
200,000	2.50%, 02/16/2021 (e)	199,055
AUD 15,000	Reg. S, 4.75%, 03/06/2023	12,511

		211,566

	Total Corporate Bonds (Cost $407,126)	406,371

Foreign Government Securities — 8.7%
	Australia — 0.1%
	Australia Government Bond,
AUD 19,000	Reg. S, 1.75%, 11/21/2020	14,476
AUD 42,000	Reg. S, 2.75%, 11/21/2028	32,627
AUD 15,000	Reg. S, 3.25%, 04/21/2025	12,074
AUD 12,000	Reg. S, 3.75%, 04/21/2037	10,225
AUD 5,000	Reg. S, 3.00%, 03/21/2047	3,693

		73,095

	Belgium — 0.2%
	Belgium Government Bond,
EUR 25,000	Reg. S, 0.80%, 06/22/2027 (e)	31,199
EUR 15,000	Reg. S, 3.00%, 06/22/2034 (e)	23,530
EUR 6,000	Reg. S, 3.75%, 09/28/2020 (e)	8,156
EUR 13,000	Reg. S, 4.25%, 09/28/2022	19,154
EUR 10,000	Reg. S, 0.50%, 10/22/2024 (e)	12,487
EUR 3,000	Reg. S, 1.60%, 06/22/2047 (e)	3,746
EUR 17,000	Reg. S, 1.90%, 06/22/2038 (e)	23,074
EUR 2,000	Reg. S, 2.15%, 06/22/2066 (e)	2,747

		124,093

	Canada — 0.3%
CAD 339,000	Canada Government Bond,1.00%, 06/01/2027	239,288

	Denmark — 0.0% (g)
	Denmark Government Bond,
DKK 44,000	0.50%, 11/15/2027	7,237
DKK 21,000	1.50%, 11/15/2023	3,752
DKK 21,000	3.00%, 11/15/2021	3,883
DKK 39,000	4.50%, 11/15/2039	10,789

		25,661

	France — 1.0%
100,000	Caisse d’Amortissement de la Dette Sociale, Reg. S, 1.88%, 07/28/2020	98,336
	France Government Bond,
EUR 66,000	Reg. S, 0.00%, 05/25/2022	81,708
EUR 70,000	Reg. S, 0.25%, 11/25/2020	87,607
EUR 54,000	Reg. S, 0.25%, 11/25/2026	64,954
EUR 17,000	Reg. S, 0.50%, 11/25/2019	21,288
EUR 42,000	Reg. S, 1.00%, 05/25/2027	53,571
EUR 64,000	Reg. S, 1.75%, 11/25/2024	86,622
EUR 8,000	Reg. S, 1.75%, 05/25/2066 (e)	9,946
EUR 14,000	Reg. S, 2.00%, 05/25/2048 (e)	19,025
EUR 34,000	Reg. S, 3.25%, 05/25/2045	58,424
EUR 36,000	Reg. S, 4.75%, 04/25/2035	69,507

		650,988

	Germany — 0.3%
	Federal Republic of Germany,
EUR 100,000	Reg. S, 0.50%, 08/15/2027	123,736
EUR 31,000	Reg. S, 1.00%, 08/15/2024	40,387
EUR 9,000	Reg. S, 2.50%, 07/04/2044	14,616
EUR 7,040	Reg. S, 3.25%, 07/04/2042	12,753
EUR 7,280	Reg. S, 4.00%, 01/04/2037	13,726

		205,218

	Italy — 1.5%
	Italy Government Bond,
EUR 150,000	0.25%, 05/15/2018	184,695
EUR 200,000	0.30%, 10/15/2018	246,997
EUR 74,000	0.45%, 06/01/2021	92,212
EUR 43,000	0.65%, 11/01/2020	53,952

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Foreign Government Securities — continued
	Italy — continued
EUR 30,000	1.05%, 12/01/2019	37,748
EUR 18,000	1.45%, 09/15/2022	23,066
EUR 15,000	1.60%, 06/01/2026	18,617
EUR 62,000	2.50%, 12/01/2024	82,876
EUR 35,799	Reg. S, 0.10%, 05/15/2022 (e)	45,783
EUR 64,000	Reg. S, 2.45%, 09/01/2033 (e)	80,350
EUR 5,000	Reg. S, 2.70%, 03/01/2047 (e)	6,081
EUR 2,000	Reg. S, 2.80%, 03/01/2067 (e)	2,332
EUR 16,140	Reg. S, 3.10%, 09/15/2026	24,740
EUR 43,000	Reg. S, 4.75%, 09/01/2028 (e)	67,449
EUR 24,000	Reg. S, 4.75%, 09/01/2044 (e)	40,327

		1,007,225

	Japan — 3.5%
EUR 100,000	Japan Finance Organization for Municipalities, Reg. S, 0.88%, 09/22/2021	125,502
	Japan Government Bond,
JPY 6,700,000	0.10%, 10/15/2019	63,192
JPY 6,700,000	0.10%, 01/15/2020	63,230
JPY13,750,000	0.10%, 09/20/2020	129,927
JPY 2,150,000	0.10%, 09/20/2022	20,390
JPY10,900,000	0.10%, 12/20/2022	103,455
JPY18,700,000	0.10%, 06/20/2026	177,424
JPY11,150,000	0.10%, 12/20/2026	105,695
JPY15,850,000	0.20%, 12/20/2018	149,323
JPY12,950,000	0.30%, 12/20/2024	124,676
JPY10,200,000	0.60%, 12/20/2037	97,273
JPY11,250,000	0.70%, 03/20/2037	109,817
JPY 9,650,000	0.80%, 09/20/2022	94,375
JPY 9,200,000	0.80%, 12/20/2047	87,713
JPY 3,650,000	0.90%, 03/20/2057	34,476
JPY14,100,000	1.30%, 12/20/2018	133,879
JPY 8,800,000	1.40%, 09/20/2045	97,100
JPY 100,000	1.40%, 12/20/2045	1,103
JPY29,900,000	1.50%, 09/20/2018	283,151
JPY11,950,000	1.50%, 03/20/2034	132,803
JPY11,050,000	1.70%, 12/20/2032	125,316
JPY11,400,000	1.80%, 06/20/2018	107,581

		2,367,401

	Qatar — 0.2%
100,000	Qatar Government Bond, Reg. S, 5.25%, 01/20/2020	103,750

	Spain — 0.8%
	Spain Government Bond,
EUR 123,000	0.25%, 04/30/2018	151,398
EUR 35,000	0.45%, 10/31/2022	43,791
EUR 56,000	Reg. S, 1.45%, 10/31/2027 (e)	71,148
EUR 51,000	Reg. S, 1.60%, 04/30/2025 (e)	66,902
EUR 53,000	Reg. S, 2.70%, 10/31/2048 (e)	71,520
EUR 7,000	Reg. S, 2.90%, 10/31/2046 (e)	9,933
EUR 4,000	Reg. S, 3.45%, 07/30/2066 (e)	6,219
EUR 53,000	Reg. S, 4.00%, 04/30/2020 (e)	71,083
EUR 19,000	Reg. S, 4.20%, 01/31/2037 (e)	32,349
EUR 14,000	Reg. S, 5.15%, 10/31/2044 (e)	27,895

		552,238

	Sweden — 0.0% (g)
	Sweden Government Bond,
SEK 15,000	2.25%, 06/01/2032	2,085
SEK 60,000	2.50%, 05/12/2025	8,287
SEK 35,000	3.50%, 06/01/2022	4,836
SEK 15,000	3.50%, 03/30/2039	2,506
SEK 55,000	5.00%, 12/01/2020	7,553

		25,267

	United Kingdom — 0.8%
	U.K. Treasury Bonds,
GBP 40,000	Reg. S, 0.50%, 07/22/2022	54,956
GBP 25,000	Reg. S, 1.50%, 01/22/2021	35,682
GBP 44,000	Reg. S, 1.50%, 07/22/2026	62,789
GBP 42,000	Reg. S, 1.50%, 07/22/2047	56,126
GBP 42,000	Reg. S, 1.75%, 09/07/2037	59,458
GBP 32,000	Reg. S, 1.75%, 07/22/2057	47,512
GBP 31,000	Reg. S, 2.75%, 09/07/2024	47,820
GBP 38,000	Reg. S, 4.25%, 03/07/2036	74,724
GBP 21,000	Reg. S, 4.25%, 12/07/2046	46,300
GBP 27,000	Reg. S, 4.75%, 03/07/2020	40,775

		526,142

	Total Foreign Government Securities (Cost $5,781,905)	5,900,366

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Investment Companies — 17.5% (b)
111,313	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	3,352,755
412,253	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	3,413,453
718,094	JPMorgan High Yield Fund, Class R6 Shares	5,198,999

	Total Investment Companies (Cost $10,935,171)	11,965,207

PRINCIPAL AMOUNT
Mortgage-Backed Securities — 0.3%
	United States — 0.3%
45,542	FHLMC Gold Pools, 15 Year, Single Family, 4.00%, 04/01/2026	46,951
139,900	FNMA, 15 Year, Single Family, 4.00%, 11/01/2026	145,752

	Total Mortgage-Backed Securities (Cost $190,918)	192,703

NUMBER OF CONTRACTS
Options Purchased — 0.7%
	Call Options Purchased — 0.7%
	Japan — 0.1%
18	TOPIX Index, expiring 06/08/2018 at JPY 1,750.00, European Style (a) Notional Amount: JPY 306,720,000 Exchange Traded	71,221

	United States — 0.6%
1,312	iShares MSCI Emerging Markets Fund, expiring 06/15/2018 at USD 49.00, American Style (a) Notional Amount: USD 6,334,336 Exchange Traded	221,728
586	iShares MSCI Emerging Markets Fund, expiring 06/15/2018 at USD 50.00, American Style (a) Notional Amount: USD 2,829,208 Exchange Traded	70,906
24	S&P 500 Index, expiring 06/15/2018 at USD 2,725.00, European Style (a) Notional Amount: USD 6,338,088 Exchange Traded	94,680

		387,314

	Total Options Purchased (Cost $709,111)	458,535

Supranational — 0.1%
AUD 30,000	European Investment Bank, 0.50%, 06/21/2023	20,223
	Inter-American Development Bank,
CAD 63,000	0.50%, 05/23/2023	44,008
CAD 16,000	4.40%, 01/26/2026	13,858

	Total Supranational (Cost $79,654)	78,089

NUMBER OF RIGHTS
Rights — 0.0% (g)
	United States — 0.0% (g)
902	Media General, Inc., CVR (a) (bb) (Cost $–)	44

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 2.7%
	U.S. Treasury Bonds,
28,000	2.25%, 08/15/2046	24,064
244,400	3.63%, 08/15/2043	273,068
149,300	3.75%, 08/15/2041	169,817
97,000	4.38%, 11/15/2039	119,907
	U.S. Treasury Notes,
725,000	1.13%, 01/31/2019 (k)	719,223
19,000	1.25%, 03/31/2021	18,367
13,000	1.63%, 08/15/2022	12,515
197,000	2.00%, 02/15/2023	191,892
216,000	2.13%, 12/31/2022	211,763
109,500	2.13%, 05/15/2025	105,387

	Total U.S. Treasury Obligations (Cost $1,854,774)	1,846,003

Short-Term Investments— 6.7%
	Foreign Government Treasury Bills— 1.2%
	Canadian Treasury Bills, (Canada),
CAD 350,000	1.30%, 11/15/2018 (n)	269,367
CAD 391,000	1.34%, 10/18/2018 (n)	301,304
CAD 370,000	1.37%, 12/13/2018 (n)	284,357

	Total Foreign Government Treasury Bills (Cost $869,705)	855,028

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
	Investment Company — 5.5%
3,747,994	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $3,747,994)	3,747,994

	Total Short-Term Investments (Cost $4,617,699)	4,603,022

	Total Investments — 98.8% (Cost $61,904,338)	67,378,047
	Other Assets in Excess of Liabilities — 1.2%	798,727

	NET ASSETS — 100.0%	$68,176,774

Short Positions — 1.7%
Common Stocks — 1.7%
	Argentina — 0.1%
198	MercadoLibre, Inc.	70,565

	Canada — 0.1%
1,421	Canadian National Railway Co.	103,918

	United States — 1.5%
51	Allergan plc	8,583
380	Alliance Data Systems Corp.	80,887
365	American Campus Communities, Inc.	14,096
872	Cummins, Inc.	141,343
300	DENTSPLY SIRONA, Inc.	15,093
3,239	Harley-Davidson, Inc.	138,888
756	Kimberly-Clark Corp.	83,258
994	Kroger Co. (The)	23,796
125	Mohawk Industries, Inc. (a)	29,028
621	Molson Coors Brewing Co., Class B	46,780
3,967	Newell Brands, Inc.	101,079
108	Regency Centers Corp.	6,370
719	Scotts Miracle-Gro Co. (The)	61,654
4,219	Symantec Corp.	109,061
1,411	Take-Two Interactive Software, Inc. (a)	137,968

		997,884

	Total Securities Sold Short (Proceeds $1,231,342)	1,172,367

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, March 31, 2018

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Investment Companies	17.8%
Collateralized Mortgage Obligations	11.6
Foreign Government Securities	8.8
Banks	5.4
Pharmaceuticals	2.8
Insurance	2.6
Oil, Gas & Consumable Fuels	2.2
IT Services	1.9
Asset-Backed Securities	1.9
U.S. Treasury Notes	1.9
Capital Markets	1.8
Software	1.8
Machinery	1.4
Automobiles	1.3
Beverages	1.3
Electric Utilities	1.2
Internet Software & Services	1.2
Semiconductors & Semiconductor Equipment	1.2
Media	1.1
Others (each less than 1.0%)	24.0
Short-Term Investments	6.8

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Software	21.1%
Machinery	12.1
Automobiles	11.8
Household Durables	11.1
Road & Rail	8.9
Household Products	7.1
IT Services	6.9
Internet Software & Services	6.0
Chemicals	5.3
Beverages	4.0
Food & Staples Retailing	2.0
Equity Real Estate Investment Trusts (REITs)	1.7
Health Care Equipment & Supplies	1.3
Others (each less than 1.0%)	0.7

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	5	06/2018	USD	1,221,250	(611)
EURO STOXX 50 Index	3	06/2018	EUR	121,373	(421)
Euro-Schatz	1	06/2018	EUR	137,780	220
Foreign Exchange EUR/USD	24	06/2018	USD	3,707,550	(17,189)
Foreign Exchange JPY/USD	15	06/2018	USD	1,770,656	5,437
FTSE 100 Index	1	06/2018	GBP	98,295	838
Russell 2000 E-Mini Index	6	06/2018	USD	459,360	(20,807)
S&P 500 E-Mini Index	3	06/2018	USD	396,450	(21,891)
U.S. Treasury 10 Year Note	1	06/2018	USD	121,078	1,045
U.S. Treasury 5 Year Note	2	06/2018	USD	228,844	496
3 Month Sterling	7	12/2018	GBP	1,214,367	(752)

					(53,635)

Short Contracts
3 Month Sterling	(7)	06/2018	GBP	(1,216,454)	1,103
EURO STOXX 50 Index	(39)	06/2018	EUR	(1,577,853)	21,253
FTSE 100 Index	(9)	06/2018	GBP	(884,658)	12,176
Japan 10 Year Bond Mini	(2)	06/2018	JPY	(283,427)	(72)
TOPIX Index	(9)	06/2018	JPY	(1,461,637)	(28,082)
U.S. Treasury 2 Year Note	(2)	06/2018	USD	(425,219)	(410)
3 Month Eurodollar	(5)	12/2018	USD	(1,218,812)	(162)

					5,806

					(47,829)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of March 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	113,190	AUD	146,514	Australia & New Zealand Banking Group Ltd.	6/26/2018	633
USD	24,434	DKK	146,495	Merrill Lynch International	6/26/2018	97
USD	25,613	EUR	20,444	Deutsche Bank AG	6/26/2018	297
USD	14,543	EUR	11,706	Royal Bank of Canada	6/26/2018	46
USD	2,597,741	EUR	2,091,281	State Street Corp.	6/26/2018	8,022
USD	534,655	GBP	377,362	Australia & New Zealand Banking Group Ltd.	6/26/2018	3,301
USD	2,392,126	JPY	249,587,216	Royal Bank of Canada	6/26/2018	33,107
USD	11,428	JPY	1,194,045	TD Bank Financial Group	6/26/2018	143
USD	25,813	SEK	211,960	Deutsche Bank AG	6/26/2018	264

Total unrealized appreciation						45,910

USD	852,138	CAD	1,099,018	Goldman Sachs International	4/26/2018	(1,289)
JPY	14,635,889	USD	140,093	BNP Paribas	6/26/2018	(1,759)
USD	292,438	CAD	376,769	Merrill Lynch International	6/26/2018	(477)
USD	11,641	GBP	8,280	State Street Corp.	6/26/2018	(17)

Total unrealized depreciation						(3,542)

Net unrealized appreciation						42,368

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
DKK	—	Danish Krone
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
SEK	—	Swedish Krona
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
(a)	—	Non-income producing security.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(j)	—	All or a portion of the security is segregated for short sales. The total value of securities segregated as collateral is $1,794,160.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(n)	—	The rate shown is the effective yield as of March 31, 2018.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2018.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$262,306	$1,011,167	$1,273,473
Collateralized Mortgage Obligations
United States	—	7,835,881	—	7,835,881
Common Stocks
Australia	—	896,945	—	896,945
Austria	—	70,584	—	70,584
Belgium	—	203,292	—	203,292
Canada	178,420	—	—	178,420
China	—	88,304	—	88,304
Denmark	—	142,822	—	142,822
Finland	—	277,104	—	277,104
France	171,577	1,851,279	—	2,022,856
Germany	—	1,744,824	—	1,744,824
Hong Kong	—	364,850	—	364,850
Ireland	124,078	—	—	124,078
Israel	27,788	—	—	27,788
Italy	—	463,394	—	463,394
Japan	4,159,834	—	—	4,159,834
Luxembourg	—	87,283	—	87,283
Netherlands	—	993,257	—	993,257
Singapore	—	141,520	—	141,520
Spain	—	603,914	—	603,914
Sweden	—	119,949	—	119,949
Switzerland	—	1,589,854	—	1,589,854
United Kingdom	—	2,480,584	—	2,480,584
United States	15,870,716	166,181	—	16,036,897

Total Common Stocks	20,532,413	12,285,940	—	32,818,353

Corporate Bonds
Germany	—	194,805	—	194,805
Netherlands	—	211,566	—	211,566

Total Corporate Bonds	—	406,371	—	406,371

Foreign Government Securities	—	5,900,366	—	5,900,366
Investment Companies	11,965,207	—	—	11,965,207
Mortgage-Backed Securities	—	192,703	—	192,703
Options Purchased
Call Options Purchased	387,314	71,221	—	458,535
Supranational	—	78,089	—	78,089
Rights
United States	—	—	44	44
U.S. Treasury Obligations
United States	—	1,846,003	—	1,846,003

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Foreign Government Treasury Bills	$—	$855,028	$—	$855,028
Investment Company	3,747,994	—	—	3,747,994

Total Short-Term Investments	3,747,994	855,028	—	4,603,022

Total Investments in Securities	$36,632,928	$29,733,908	$1,011,211	$67,378,047

Liabilities
Common Stocks
Argentina	$(70,565)	$—	$—	$(70,565)
Canada	(103,918)	—	—	(103,918)
United States	(997,884)	—	—	(997,884)

Total Liabilities in Securities Sold Short	$(1,172,367)	$—	$—	$(1,172,367)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$45,910	$—	$45,910
Futures Contracts	8,301	34,267	—	42,568

Total Appreciation in Other Financial Instruments	$8,301	$80,177	$—	$88,478

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,542)	$—	$(3,542)
Futures Contracts	(61,894)	(28,503)	—	(90,397)

Total Depreciation in Other Financial Instruments	$(61,894)	$(32,045)	$—	$(93,939)

Transfers from level 2 to level 1 in the amount of $3,311,489 are due to the non-application of the fair value factors to certain securities during the period ended March 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018
Investments in Securities
Asset-Backed Securities — United States	$1,064,482	$—	$(3,289)	$833	$—	$(50,859)	$—	$—	$1,011,167
Rights — United States	44	—	—	—	—	—	—	—	44

	$1,064,526	$—	$(3,289)	$833	$—	$(50,859)	$—	$—	$1,011,211

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to $(3,289).

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,011,167	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (6.18%)
			Constant Default Rate	2.50% - 6.90% (4.76%)
			Yield (Discount Rate of Cash Flows)	2.69% - 6.93% (4.02%)
Asset-Backed Securities	1,011,167

	44	Pending Distribution Amount	Expected Recovery	$0.049 ($0.049)

Rights	44

Total	$1,011,211

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Portfolio used instruments including futures, forward foreign currency exchange contracts and options, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Portfolio to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against the counterparty (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Portfolio.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Portfolio purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Portfolio for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Portfolio will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Portfolio’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Portfolio’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Portfolio used index, treasury or other financial futures contracts to effectively manage and hedge interest rate risk associated, to gain or reduce exposure to positive and negative price fluctuations or a particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in appreciation or depreciation.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Portfolio may be exposed to foreign currency risks associated with some or all of the portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Portfolio’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 4.5%
	United States — 4.5%
209,973	ABFC Trust, Series 2003-OPT1, Class M1, 2.91%, 02/25/2033 (z) (bb)	208,788
58,693	Series 2004-OPT5, Class A1, 2.57%, 06/25/2034 (z) (bb)	57,248
106,428	ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1, 2.85%, 11/25/2033 (z)	104,564
	Ameriquest Mortgage Securities, Inc. Asset-Backed Securities,
57,143	Series 2003-10, Class M1, 2.92%, 12/25/2033 (z) (bb)	56,384
70,406	Series 2003-10, Class M2, 4.42%, 12/25/2033 (z) (bb)	69,134
22,204	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.61%, 03/25/2027 (bb)	22,102
85,512	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class M2, 4.35%, 11/25/2033 (z) (bb)	86,597
26,022	Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M2, 3.75%, 07/25/2034 (z) (bb)	25,939
	Countrywide Asset-Backed Certificates,
27,878	Series 2004-2, Class M1, 2.62%, 05/25/2034 (z) (bb)	27,838
97,966	Series 2006-19, Class 2A2, 2.03%, 03/25/2037 (z) (bb)	97,032
	CWABS, Inc. Asset-Backed Certificates Trust,
82,347	Series 2004-5, Class M3, 3.60%, 07/25/2034 (z) (bb)	82,158
51,467	Series 2004-5, Class M5, 4.20%, 05/25/2034 (z)	49,774
	Fremont Home Loan Trust,
80,007	Series 2003-A, Class M1, 2.85%, 08/25/2033 (z) (bb)	77,282
73,069	Series 2004-1, Class M4, 3.30%, 02/25/2034 (z) (bb)	73,421
194,876	GSAMP Trust, Series 2003-SEA, Class A1, 2.27%, 02/25/2033 (z) (bb)	191,840
	Home Equity Asset Trust,
90,644	Series 2005-7, Class M1, 2.32%, 01/25/2036 (z) (bb)	90,961
38,676	Series 2007-2, Class 2A2, 2.06%, 07/25/2037 (z) (bb)	38,575
64,638	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B, Class 2A3, 2.06%, 06/25/2036 (z) (bb)	62,821
30,999	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M1, 2.77%, 09/25/2034 (z) (bb)	30,475
	Morgan Stanley ABS Capital I, Inc. Trust,
34,739	Series 2003-NC10, Class M1, 2.89%, 10/25/2033 (z) (bb)	34,407
183,557	Series 2003-SD1, Class M1, 4.12%, 03/25/2033 (z) (bb)	178,724
82,095	Series 2004-HE3, Class M1, 2.73%, 03/25/2034 (z) (bb)	79,881
59,309	Series 2004-NC7, Class M2, 2.80%, 07/25/2034 (z) (bb)	59,796
	RAMP Trust,
250,000	Series 2005-RS6, Class M4, 2.85%, 06/25/2035 (z) (bb)	250,195
200,000	Series 2006-RZ3, Class M1, 2.22%, 08/25/2036 (z) (bb)	195,232
36,658	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 2.37%, 12/25/2033 (z)	36,042
115,479	Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP2, Class M3, 3.90%, 08/25/2034 (z) (bb)	108,956
18,086	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 2.85%, 10/25/2033 (z) (bb)	18,031
110,555	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4, 2.04%, 01/25/2037 (z)	108,052
69,881	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, 2.02%, 01/25/2037 (z) (bb)	69,335

	Total Asset-Backed Securities (Cost $2,498,635)	2,591,584

Collateralized Mortgage Obligations — 3.6%
	United States — 3.6%
43,503	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 4.17%, 06/25/2045 (z)	44,811
29,875	Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.64%, 02/20/2036 (z)	29,615
19,131	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, 3.70%, 02/25/2035 (z)	18,920
55,760	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 3.69%, 05/25/2035 (z)	56,543
	Bear Stearns ARM Trust
124,456	Series 2004-9, Class 22A1, 3.89%, 11/25/2034 (z)	125,060

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — continued
	United States — continued
30,963	Series 2006-1, Class A1, 3.67%, 02/25/2036 (z)	31,081
68,888	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 3.41%, 09/25/2035 (z)	69,738
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M2, 4.15%, 09/25/2030 (z)	250,175
19,953	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, 3.77%, 02/25/2035 (z)	19,948
184,357	FNMA, Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 2.42%, 01/25/2030 (z)	184,269
59,570	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, 2.31%, 05/25/2035 (z)	58,970
	Impac CMB Trust
72,928	Series 2004-6, Class 1A2, 2.65%, 10/25/2034 (z)	71,379
107,993	Series 2004-7, Class 1A2, 2.79%, 11/25/2034 (z)	104,945
260,759	Series 2005-4, Class 1A1A, 2.41%, 05/25/2035 (z)	260,038
176,257	Series 2005-8, Class 1AM, 2.57%, 02/25/2036 (z)	161,153
12,066	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/2036	11,616
31,034	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.63%, 04/21/2034 (z)	31,790
16,538	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, 5.17%, 01/25/2037 (z)	15,967
39,034	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, 3.53%, 07/25/2034 (z)	38,488
65,942	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 2.15%, 12/25/2035 (z)	64,534
11,632	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.00%, 08/25/2019	11,581
	WaMu Mortgage Pass-Through Certificates Trust
27,389	Series 2005-AR3, Class A1, 3.64%, 03/25/2035 (z)	26,905
47,446	Series 2005-AR5, Class A6, 3.07%, 05/25/2035 (z)	47,815
	Wells Fargo Mortgage-Backed Securities Trust
56,521	Series 2004-W, Class A1, 3.71%, 11/25/2034 (z)	56,997
36,042	Series 2004-Z, Class 2A2, 3.74%, 12/25/2034 (z)	36,680
46,480	Series 2004-EE, Class 2A2, 3.48%, 12/25/2034 (z)	47,741
14,458	Series 2005-16, Class A8, 5.75%, 01/25/2036	15,399
27,367	Series 2005-AR1, Class 1A1, 3.84%, 02/25/2035 (z)	27,928
24,373	Series 2005-AR2, Class 2A2, 3.91%, 03/25/2035 (z)	24,846
49,794	Series 2005-AR3, Class 1A1, 3.52%, 03/25/2035 (z)	51,177
38,120	Series 2005-AR3, Class 2A1, 3.54%, 03/25/2035 (z)	38,662
43,871	Series 2006-AR2, Class 2A3, 3.75%, 03/25/2036 (z)	44,229
36,198	Series 2006-AR3, Class A3, 4.02%, 03/25/2036 (z)	35,998

	Total Collateralized Mortgage Obligations (Cost $2,065,371)	2,114,998

Commercial Mortgage-Backed Security — 0.1%
	United States — 0.1%
57,751	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, 5.45%, 09/15/2039 (z) (Cost $56,128)	45,755

SHARES
Common Stocks — 35.2%
	Australia — 0.6%
2,654	Australia & New Zealand Banking Group Ltd.	55,238
2,670	BHP Billiton plc	52,768
18,312	Goodman Group	119,067
33,483	Mirvac Group	55,645
30,202	Scentre Group	89,123

		371,841

	Austria — 0.0% (g)
393	OMV AG	22,923

	Belgium — 0.2%
405	Ageas	20,900
304	KBC Group NV	26,472
419	Proximus SADP	13,027
296	Warehouses De Pauw CVA	36,814

		97,213

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Brazil — 0.9%
22,523	Ambev SA (Preference)	165,165
13,154	BB Seguridade Participacoes SA	116,740
7,600	Cielo SA	47,675
5,866	Engie Brasil Energia SA	69,508
8,160	Itau Unibanco Holding SA (Preference)	126,820

		525,908

	Canada — 0.2%
1,724	Allied Properties REIT	54,275
2,163	TransCanada Corp.	89,452

		143,727

	Chile — 0.2%
3,151	Banco Santander Chile, ADR	105,590

	China — 0.9%
57,000	China Construction Bank Corp., Class H	58,539
45,000	China Construction Bank Corp., Class H	47,002
8,000	China Mobile Ltd.	73,323
16,600	China Pacific Insurance Group Co. Ltd., Class H	75,326
62,000	China Resources Power Holdings Co. Ltd.	113,674
65,000	CNOOC Ltd.	96,245
20,000	Guangdong Investment Ltd.	31,685

		495,794

	Colombia — 0.0% (g)
335	Millicom International Cellular SA, SDR	22,926

	Czech Republic — 0.3%
2,398	Komercni banka A/S	109,374
15,665	Moneta Money Bank A/S, Reg. S (e)	64,887

		174,261

	Denmark — 0.2%
684	Danske Bank A/S	25,629
1,357	Novo Nordisk A/S, Class B	66,745
1,327	Tryg A/S	30,918

		123,292

	Finland — 0.8%
769	Elisa OYJ	34,781
1,600	Fortum OYJ	34,373
484	Konecranes OYJ	21,009
380	Neste OYJ	26,450
510	Nokian Renkaat OYJ	23,161
808	Sampo OYJ, Class A	45,016
1,604	Stora Enso OYJ, Class R	29,492
6,534	UPM-Kymmene OYJ (a)	242,241

		456,523

	France — 3.3%
305	Amundi SA, Reg. S (e)	24,494
4,824	AXA SA	128,236
1,699	BNP Paribas SA	125,999
369	Bouygues SA	18,501
489	Capgemini SE	61,015
463	Cie de Saint-Gobain	24,449
792	Cie Generale des Etablissements Michelin SCA	117,250
1,153	CNP Assurances	29,107
2,132	Credit Agricole SA	34,762
2,683	Engie SA	44,802
695	Fonciere Des Regions	76,671
116	Gecina SA	20,130
252	ICADE	24,465
343	LVMH Moet Hennessy Louis Vuitton SE	105,703
4,238	Natixis SA	34,774
2,783	Orange SA	47,305
861	Peugeot SA	20,732
222	Renault SA	26,939
1,428	Sanofi	114,583
1,642	Schneider Electric SE	144,597
4,570	TOTAL SA	261,951
785	Unibail-Rodamco SE	179,313
1,470	Veolia Environnement SA	34,923
1,923	Vinci SA	189,406

		1,890,107

	Germany — 1.7%
981	Allianz SE (Registered)	221,762
4,386	Aroundtown SA	33,977
568	BASF SE	57,605
311	Bayerische Motoren Werke AG	33,828
2,186	Daimler AG (Registered) (a)	186,247
8,004	Deutsche Telekom AG (Registered)	130,951
742	Deutsche Wohnen SE	34,622
2,480	E.ON SE	27,558
608	Evonik Industries AG	21,440
250	Hannover Rueck SE	34,108
444	METRO AG	7,855
117	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	27,207
784	ProSiebenSat.1 Media SE	27,155
1,107	RWE AG (a)	27,363
800	Schaeffler AG (Preference)	12,355
4,885	Telefonica Deutschland Holding AG	22,954

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Germany — continued
1,628	TUI AG	34,910
233	Volkswagen AG (Preference)	46,440
508	Vonovia SE	25,192

		1,013,529

	Hong Kong — 0.5%
4,400	Hang Seng Bank Ltd.	102,232
53,000	HKT Trust & HKT Ltd.	66,822
45,000	New World Development Co. Ltd.	64,136
46,500	WH Group Ltd., Reg. S (e)	49,824
5,000	Wharf Real Estate Investment Co. Ltd. (a)	32,682

		315,696

	Hungary — 0.2%
2,674	OTP Bank plc	120,148

	India — 0.2%
6,462	Infosys Ltd., ADR	115,347

	Indonesia — 0.2%
4,567	Telekomunikasi Indonesia Persero Tbk. PT, ADR	120,660

	Ireland — 0.1%
3,563	AIB Group plc	21,447
3,636	Bank of Ireland Group plc	31,862

		53,309

	Italy — 0.7%
2,007	Assicurazioni Generali SpA	38,579
631	Atlantia SpA	19,552
24,726	Enel SpA	151,303
3,034	Eni SpA	53,445
15,483	Intesa Sanpaolo SpA	56,374
1,522	Mediobanca Banca di Credito Finanziario SpA	17,893
3,399	Poste Italiane SpA, Reg. S (e)	31,048
5,650	Snam SpA	25,972
3,055	Terna Rete Elettrica Nazionale SpA	17,853

		412,019

	Japan — 0.7%
1,200	Bridgestone Corp.	52,148
128	Invesco Office J-Reit, Inc.	18,213
1,300	Japan Airlines Co. Ltd.	52,315
63	Japan Hotel REIT Investment Corp.	44,820
2	Kenedix Office Investment Corp.	12,274
8	Kenedix Retail REIT Corp.	17,352
20	Nippon Prologis REIT, Inc.	43,043
1,500	Nippon Telegraph & Telephone Corp.	69,076
1,700	Tokio Marine Holdings, Inc.	75,650

		384,891

	Macau — 0.1%
13,600	Sands China Ltd.	73,907

	Mexico — 0.5%
12,896	Bolsa Mexicana de Valores SAB de CV	24,643
50,593	Fibra Uno Administracion SA de CV	76,140
57,811	Kimberly-Clark de Mexico SAB de CV, Class A	108,244
34,689	Wal-Mart de Mexico SAB de CV	88,268

		297,295

	Netherlands — 1.2%
1,048	ABN AMRO Group NV, Reg. S, CVA (e)	31,601
5,402	Aegon NV	36,446
255	Akzo Nobel NV	24,093
841	Eurocommercial Properties NV, CVA	34,727
6,595	ING Groep NV	111,292
5,648	Koninklijke Ahold Delhaize NV	133,835
6,733	Koninklijke KPN NV	20,246
742	NN Group NV	32,967
275	Randstad Holding NV	18,112
1,262	Royal Dutch Shell plc, Class A	40,204
5,267	Royal Dutch Shell plc, Class B	169,484
731	Vastned Retail NV	34,870

		687,877

	Norway — 0.4%
2,049	DNB ASA	40,360
1,574	Gjensidige Forsikring ASA	28,949
1,945	Statoil ASA	46,034
4,559	Telenor ASA	103,677

		219,020

	Portugal — 0.0% (g)
1,074	Galp Energia SGPS SA	20,254

	Russia — 0.9%
28,650	Alrosa PJSC	45,840
2,305	MMC Norilsk Nickel PJSC, ADR	42,782
66,833	Moscow Exchange MICEX-RTS PJSC	135,991
1,487	PhosAgro PJSC, Reg. S, GDR	21,621
31,910	Sberbank of Russia PJSC	141,242
4,979	Sberbank of Russia PJSC, ADR	92,859
1,552	Severstal PJSC, Reg. S, GDR	23,466

		503,801

	Singapore — 0.2%
8,420	Ascendas REIT	16,960
3,800	City Developments Ltd.	37,864

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Singapore — continued
3,600	DBS Group Holdings Ltd.	76,041

		130,865

	South Africa — 0.8%
12,162	AVI Ltd.	113,846
1,675	Barclays Africa Group Ltd.	26,827
2,260	Bid Corp. Ltd.	49,042
15,998	FirstRand Ltd.	90,401
2,800	Investec plc	21,639
648	Mondi plc	17,417
2,608	SPAR Group Ltd. (The)	44,623
5,663	Vodacom Group Ltd.	73,220

		437,015

	South Korea — 0.5%
580	ING Life Insurance Korea Ltd., Reg. S (e)	24,296
647	Kangwon Land, Inc.	17,118
984	KT&G Corp.	92,316
50	Samsung Electronics Co. Ltd.	115,442
170	Samsung Fire & Marine Insurance Co. Ltd.	43,142
1,137	SK Telecom Co. Ltd., ADR	27,481

		319,795

	Spain — 0.8%
1,715	Abertis Infraestructuras SA	38,447
468	ACS Actividades de Construccion y Servicios SA	18,259
95	Aena SME SA, Reg. S (e)	19,156
4,723	Banco Bilbao Vizcaya Argentaria SA	37,404
10,788	Banco de Sabadell SA	22,066
9,794	Banco Santander SA	64,106
1,663	Bankinter SA	17,121
1,172	Enagas SA	32,095
22,101	Iberdrola SA	162,517
1,245	Red Electrica Corp. SA	25,700
2,312	Repsol SA	41,097

		477,968

	Sweden — 0.6%
713	Boliden AB	25,089
510	Electrolux AB, Series B	16,106
486	ICA Gruppen AB	17,230
37	Kinnevik AB, Class B	1,337
724	Lundin Petroleum AB (a)	18,290
3,922	Nordea Bank AB	41,965
3,161	Skandinaviska Enskilda Banken AB, Class A	33,211
861	SKF AB, Class B	17,639
2,867	Svenska Handelsbanken AB, Class A	35,886
1,600	Swedbank AB, Class A	35,953
453	Swedish Match AB	20,529
2,796	Tele2 AB, Class B	33,670
1,884	Volvo AB, Class B	34,486

		331,391

	Switzerland — 2.0%
2,155	Credit Suisse Group AG (Registered) (a)	36,193
1,766	Ferguson plc	132,821
9,243	Glencore plc (a)	45,931
1,447	LafargeHolcim Ltd. (Registered) (a)	79,288
4,424	Novartis AG (Registered)	357,817
441	Roche Holding AG	101,164
1,936	Swiss Re AG	197,601
2,523	UBS Group AG (Registered) (a)	44,452
488	Zurich Insurance Group AG (a)	160,973

		1,156,240

	Taiwan — 1.7%
7,000	Asustek Computer, Inc.	65,902
7,000	Chicony Electronics Co. Ltd.	18,030
11,000	Delta Electronics, Inc.	49,045
7,000	MediaTek, Inc.	81,627
49,000	Mega Financial Holding Co. Ltd.	42,182
16,000	Novatek Microelectronics Corp.	72,435
7,000	President Chain Store Corp.	71,064
29,000	Quanta Computer, Inc.	58,483
26,000	Taiwan Mobile Co. Ltd.	97,644
7,212	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	315,597
46,000	Vanguard International Semiconductor Corp.	105,546

		977,555

	Thailand — 0.4%
4,400	Siam Cement PCL (The), NVDR	70,355
24,600	Siam Commercial Bank PCL (The)	112,104
17,200	Thai Oil PCL	50,467

		232,926

	Turkey — 0.2%
1,141	Ford Otomotiv Sanayi A/S	18,017
6,420	Tofas Turk Otomobil Fabrikasi A/S	44,001
1,709	Tupras Turkiye Petrol Rafinerileri A/S	46,956

		108,974

	United Arab Emirates — 0.2%
15,550	Emaar Development PJSC (a)	22,861
26,776	First Abu Dhabi Bank PJSC	85,291

		108,152

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	United Kingdom — 4.2%
1,537	3i Group plc	18,551
1,776	Anglo American plc	41,371
1,148	AstraZeneca plc	78,915
5,539	Aviva plc	38,657
3,310	Barratt Developments plc	24,631
625	Berkeley Group Holdings plc	33,225
14,428	BP plc	97,318
1,514	British American Tobacco plc	87,520
8,426	British Land Co. plc (The)	75,955
1,734	Diageo plc	58,643
30,181	Direct Line Insurance Group plc	161,604
799	easyJet plc	18,011
4,690	GlaxoSmithKline plc	91,085
5,473	Hammerson plc	41,257
13,499	HSBC Holdings plc	126,765
8000	HSBC Holdings plc	75,620
925	IMI plc	14,031
2,164	International Consolidated Airlines Group SA	18,736
5,484	J Sainsbury plc	18,396
11,593	Legal & General Group plc	42,004
70,249	Lloyds Banking Group plc	63,900
4,491	NewRiver REIT plc	18,146
376	Next plc	25,135
7,206	Old Mutual plc	24,247
3,484	Persimmon plc	123,655
1,783	Prudential plc	44,555
5,486	Rio Tinto plc	278,382
3,846	Royal Mail plc	29,190
7,372	Safestore Holdings plc	50,836
345	Schroders plc	15,480
6,497	Segro plc	54,831
795	Smiths Group plc	16,911
1,040	St James’s Place plc	15,856
42,480	Taylor Wimpey plc	110,053
12,646	Tritax Big Box REIT plc	25,622
2,200	Unilever NV, CVA	124,180
84,485	Vodafone Group plc	231,154

		2,414,428

	United States — 8.6%
100	AbbVie, Inc.	9,465
1,820	Altria Group, Inc.	113,422
232	American Tower Corp.	33,719
839	Analog Devices, Inc.	76,458
1,983	AT&T, Inc.	70,694
828	AvalonBay Communities, Inc.	136,173
1,870	Avaya Holdings Corp. (a)	41,888
3,097	Brandywine Realty Trust	49,180
2,994	Brixmor Property Group, Inc.	45,659
1,143	Camden Property Trust	96,218
1,818	Cisco Systems, Inc.	77,974
1,288	Citigroup, Inc.	86,940
3,629	Coca-Cola Co. (The)	157,607
2,040	Comcast Corp., Class A	69,707
1,500	Digital Realty Trust, Inc.	158,070
2,123	DowDuPont, Inc.	135,256
1,861	Eaton Corp. plc	148,713
717	Equity LifeStyle Properties, Inc.	62,931
552	Equity Residential	34,014
1,501	Gramercy Property Trust	32,617
3,717	HCP, Inc.	86,346
1,257	Healthcare Trust of America, Inc., Class A	33,248
1,355	Highwoods Properties, Inc.	59,376
496	Home Depot, Inc. (The)	88,407
2,553	Intel Corp.	132,960
1,294	International Business Machines Corp.	198,538
1,426	Iron Mountain, Inc.	46,858
317	Johnson & Johnson	40,624
1,476	Liberty Property Trust	58,641
1,433	Merck & Co., Inc.	78,056
687	Microchip Technology, Inc.	62,764
841	Microsoft Corp.	76,758
821	Mid-America Apartment Communities, Inc.	74,908
1,541	Morgan Stanley	83,152
1,044	National Health Investors, Inc.	70,251
1,280	NextEra Energy, Inc.	209,062
2,488	Occidental Petroleum Corp.	161,620
664	PepsiCo, Inc.	72,476
7,127	Pfizer, Inc.	252,937
3,109	Philip Morris International, Inc.	309,035
2,701	Prologis, Inc.	170,136
794	Public Storage	159,110
572	Realty Income Corp.	29,590
509	Regency Centers Corp.	30,021
1,287	Senior Housing Properties Trust	20,154
710	Simon Property Group, Inc.	109,589
1,315	STORE Capital Corp.	32,638
636	Sunstone Hotel Investors, Inc.	9,680
1,353	Texas Instruments, Inc.	140,563
716	Union Pacific Corp.	96,252

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	United States — continued
357	UnitedHealth Group, Inc.	76,398
2,753	Vornado Realty Trust	185,277
2,377	Xcel Energy, Inc.	108,106

		5,000,236

	Total Common Stocks (Cost $18,840,807)	20,463,403

PRINCIPAL AMOUNT($)
Convertible Bonds — 0.0% (g)
	United States — 0.0% (g)
	Liberty Interactive LLC,
1,996	3.75%, 02/15/2030	1,367
3,000	4.00%, 11/15/2029	2,115

	Total Convertible Bonds (Cost $3,226)	3,482

Corporate Bonds — 34.3%
	Australia — 0.4%
200,000	Australia & New Zealand Banking Group Ltd., (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	212,500
	FMG Resources August 2006 Pty. Ltd.,
16,000	4.75%, 05/15/2022 (e)	15,800
12,000	5.13%, 05/15/2024 (e)	11,835

		240,135

	Brazil — 0.3%
	JBS USA LUX SA,
50,000	5.75%, 06/15/2025 (e)	47,375
34,000	6.75%, 02/15/2028 (e)	32,640
84,000	7.25%, 06/01/2021 (e)	84,525

		164,540

	Canada — 2.0%
39,000	1011778 BC ULC, 4.25%, 05/15/2024 (e)	37,245
41,000	Athabasca Oil Corp., 9.88%, 02/24/2022 (e)	41,051
15,000	ATS Automation Tooling Systems, Inc., 6.50%, 06/15/2023 (e)	15,675
	Bombardier, Inc.,
30,000	6.00%, 10/15/2022 (e)	29,737
29,000	7.50%, 12/01/2024 (e)	30,015
70,000	7.50%, 03/15/2025 (e)	71,838
16,000	8.75%, 12/01/2021 (e)	17,540
13,000	Cott Holdings, Inc., 5.50%, 04/01/2025 (e)	12,837
95,000	Emera, Inc., Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/2076 (aa)	102,600
	Enbridge, Inc.,
55,000	(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/2077 (aa)	52,112
40,000	(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/2078 (aa)	39,566
15,000	Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/2077 (aa)	14,775
115,000	Garda World Security Corp., 8.75%, 05/15/2025 (e)	120,462
25,000	Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/2024 (e)	26,578
15,000	Hudbay Minerals, Inc., 7.25%, 01/15/2023 (e)	15,563
9,000	Jupiter Resources, Inc., 8.50%, 10/01/2022 (e)	4,140
12,000	Kronos Acquisition Holdings, Inc., 9.00%, 08/15/2023 (e)	11,400
	Mattamy Group Corp.,
15,000	6.50%, 10/01/2025 (e)	15,150
20,000	6.88%, 12/15/2023 (e)	20,550
	MEG Energy Corp.,
27,000	6.38%, 01/30/2023 (e)	22,545
20,000	6.50%, 01/15/2025 (e)	19,400
7,000	7.00%, 03/31/2024 (e)	5,775
	NOVA Chemicals Corp.,
11,000	4.88%, 06/01/2024 (e)	10,533
22,000	5.00%, 05/01/2025 (e)	21,113
5,000	5.25%, 08/01/2023 (e)	5,031
6,000	5.25%, 06/01/2027 (e)	5,700
30,000	Open Text Corp., 5.88%, 06/01/2026 (e)	30,854
9,000	Precision Drilling Corp., 7.13%, 01/15/2026 (e)	8,910
5,000	Quebecor Media, Inc., 5.75%, 01/15/2023	5,125
54,000	Seven Generations Energy Ltd., 5.38%, 09/30/2025 (e)	51,570
	Teck Resources Ltd.,
5,000	4.75%, 01/15/2022	5,062
5,000	5.40%, 02/01/2043	4,763
30,000	6.00%, 08/15/2040	30,900
40,000	6.13%, 10/01/2035	42,400
125,000	Transcanada Trust, (ICE LIBOR USD 3 Month + 3.21%), 5.30%, 03/15/2077 (aa)	123,438
8,000	Trinidad Drilling Ltd., 6.63%, 02/15/2025 (e)	7,460

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	Canada — continued
	Videotron Ltd.,
18,000	5.00%, 07/15/2022	18,270
32,000	5.13%, 04/15/2027 (e)	31,360

		1,129,043

	Finland — 0.1%
47,000	Nokia OYJ, 6.63%, 05/15/2039	50,172

	France — 0.3%
200,000	Altice France SA, 6.00%, 05/15/2022 (e)	195,500

	Ireland — 0.1%
15,000	Avolon Holdings Funding Ltd., 5.50%, 01/15/2023 (e)	14,817
	Park Aerospace Holdings Ltd.,
16,000	4.50%, 03/15/2023 (e)	15,160
16,000	5.25%, 08/15/2022 (e)	15,675
17,000	5.50%, 02/15/2024 (e)	16,490

		62,142

	Italy — 0.1%
	Telecom Italia Capital SA,
12,000	6.00%, 09/30/2034	12,447
50,000	6.38%, 11/15/2033	54,250
6,000	7.20%, 07/18/2036	7,035
2,000	7.72%, 06/04/2038	2,445

		76,177

	Luxembourg — 0.4%
	ArcelorMittal,
3,000	5.75%, 03/01/2021	3,161
40,000	6.13%, 06/01/2025	43,500
26,000	6.50%, 02/25/2022	28,145
10,000	7.00%, 03/01/2041	11,625
8,000	7.25%, 10/15/2039	9,460
	Intelsat Jackson Holdings SA,
30,000	5.50%, 08/01/2023	24,300
20,000	7.25%, 10/15/2020	18,500
35,000	7.50%, 04/01/2021	31,675
45,000	8.00%, 02/15/2024 (e)	47,307
35,000	9.75%, 07/15/2025 (e)	32,681

		250,354

	Mexico — 0.4%
200,000	Cemex SAB de CV, 5.70%, 01/11/2025 (e)	205,100

	Switzerland — 0.4%
200,000	Credit Suisse Group AG, (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (e) (x) (y) (aa)	205,250

	United Arab Emirates — 0.1%
	DAE Funding LLC,
10,000	4.50%, 08/01/2022 (e)	9,491
11,000	5.00%, 08/01/2024 (e)	10,409
56,000	Shelf Drilling Holdings Ltd., 8.25%, 02/15/2025 (e)	56,140

		76,040

	United Kingdom — 0.7%
200,000	HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 06/01/2021 (x) (y) (aa)	211,250
	Noble Holding International Ltd.,
9,000	6.20%, 08/01/2040	5,940
5,000	7.75%, 01/15/2024	4,638
23,000	7.88%, 02/01/2026 (e)	22,655
	Royal Bank of Scotland Group plc,
15,000	6.10%, 06/10/2023	15,919
157,000	6.13%, 12/15/2022	166,560

		426,962

	United States — 29.0%
45,000	Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	46,800
19,000	ACE Cash Express, Inc., 12.00%, 12/15/2022 (e)	21,185
75,000	ADT Corp. (The), 4.13%, 06/15/2023	70,500
	AECOM,
10,000	5.13%, 03/15/2027	9,663
65,000	5.88%, 10/15/2024	68,006
	AES Corp.,
10,000	5.50%, 04/15/2025	10,337
20,000	6.00%, 05/15/2026	21,050
35,000	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	34,037
34,000	Aircastle Ltd., 5.13%, 03/15/2021	34,850
10,000	Airxcel, Inc., 8.50%, 02/15/2022 (e)	10,812
	AK Steel Corp.,
5,000	6.38%, 10/15/2025	4,712
20,000	7.00%, 03/15/2027	19,550
	Albertsons Cos. LLC,
2,000	5.75%, 03/15/2025	1,706
130,000	6.63%, 06/15/2024	116,512
25,000	Aleris International, Inc., 7.88%, 11/01/2020	24,625
66,000	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	66,000
40,000	Allison Transmission, Inc., 4.75%, 10/01/2027 (e)	37,700
75,000	Allstate Corp. (The), Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 08/15/2053 (aa)	78,562

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Ally Financial, Inc.,
25,000	4.63%, 05/19/2022	25,375
103,000	4.63%, 03/30/2025	101,712
19,000	8.00%, 11/01/2031	23,180
	AMC Entertainment Holdings, Inc.,
21,000	5.75%, 06/15/2025	20,685
11,000	5.88%, 11/15/2026	10,807
8,000	6.13%, 05/15/2027	7,860
40,000	AMC Networks, Inc., 4.75%, 12/15/2022	40,300
	American Axle & Manufacturing, Inc.,
46,000	6.25%, 04/01/2025	45,885
12,000	6.25%, 03/15/2026	11,906
67,000	6.50%, 04/01/2027	67,000
70,000	American Express Co., Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.90%, 03/15/2020 (x) (y) (aa)	70,350
27,000	American Greetings Corp., 7.88%, 02/15/2025 (e)	27,202
35,000	American International Group, Inc., Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 04/01/2048 (aa)	35,455
15,000	American Woodmark Corp., 4.88%, 03/15/2026 (e)	14,644
	AmeriGas Partners LP,
5,000	5.63%, 05/20/2024	4,968
35,000	5.75%, 05/20/2027	33,469
20,000	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	19,950
	Antero Resources Corp.,
86,000	5.13%, 12/01/2022	86,645
40,000	5.38%, 11/01/2021	40,700
9,000	5.63%, 06/01/2023	9,180
14,000	Aramark Services, Inc., 5.00%, 02/01/2028 (e)	13,702
	Arconic, Inc.,
57,000	5.13%, 10/01/2024	57,997
34,000	5.95%, 02/01/2037	35,190
85,000	Avaya, Inc., 7.00%, 04/01/2019 (d) (bb)	9
	Avis Budget Car Rental LLC,
15,000	5.25%, 03/15/2025 (e)	14,325
5,000	5.50%, 04/01/2023	4,950
15,000	B&G Foods, Inc., 5.25%, 04/01/2025	13,969
	Ball Corp.,
37,000	4.00%, 11/15/2023	36,075
7,000	4.88%, 03/15/2026	7,018
	Bank of America Corp.,
60,000	Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.13%, 06/17/2019 (x) (y) (aa)	60,690
65,000	Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	68,906
60,000	Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (x) (y) (aa)	64,506
65,000	Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	68,413
65,000	Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 03/15/2028 (x) (y) (aa)	65,410
	Bank of New York Mellon Corp. (The),
65,000	Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 06/20/2023 (x) (y) (aa)	62,644
90,000	Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 06/20/2020 (x) (y) (aa)	92,149
	Berry Global, Inc.,
10,000	4.50%, 02/15/2026 (e)	9,462
50,000	5.13%, 07/15/2023	50,564
10,000	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	11,750
17,000	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	16,575
	Boyd Gaming Corp.,
10,000	6.38%, 04/01/2026	10,470
30,000	6.88%, 05/15/2023	31,650
20,000	Boyne USA, Inc., 7.25%, 05/01/2025 (e) (w)	20,525
14,000	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	12,985
	Bristow Group, Inc.,
10,000	6.25%, 10/15/2022	8,100
9,000	8.75%, 03/01/2023 (e)	9,090
45,000	Buckeye Partners LP, (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/2078 (aa)	44,463
98,000	Cablevision Systems Corp., 8.00%, 04/15/2020	103,329
14,000	California Resources Corp., 8.00%, 12/15/2022 (e)	10,990
19,000	Callon Petroleum Co., 6.13%, 10/01/2024	19,433
70,000	Calpine Corp., 5.25%, 06/01/2026 (e)	67,550
36,000	Camelot Finance SA, 7.88%, 10/15/2024 (e)	37,575
100,000	Capital One Financial Corp., Series E, (ICE LIBOR USD 3 Month + 3.80%), 5.55%, 06/01/2020 (x) (y) (aa)	102,375
74,000	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	74,000
5,000	Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026 (e)	4,875
11,000	CB Escrow Corp., 8.00%, 10/15/2025 (e)	10,244
26,000	CCM Merger, Inc., 6.00%, 03/15/2022 (e)	26,260

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	CCO Holdings LLC,
28,000	5.00%, 02/01/2028 (e)	26,250
13,000	5.13%, 05/01/2027 (e)	12,342
5,000	5.50%, 05/01/2026 (e)	4,894
25,000	5.75%, 09/01/2023	25,375
119,000	5.75%, 01/15/2024	120,785
75,000	5.75%, 02/15/2026 (e)	74,626
35,000	5.88%, 05/01/2027 (e)	35,000
26,000	CDW LLC, 5.00%, 09/01/2023	26,360
5,000	Cedar Fair LP, 5.38%, 04/15/2027 (e)	4,950
	Centene Corp.,
40,000	4.75%, 05/15/2022	40,500
40,000	4.75%, 01/15/2025	39,000
	CenturyLink, Inc.,
10,000	Series S, 6.45%, 06/15/2021	10,200
5,000	Series T, 5.80%, 03/15/2022	4,881
3,000	Series W, 6.75%, 12/01/2023	2,918
2,000	Series Y, 7.50%, 04/01/2024	2,015
90,000	Cequel Communications Holdings I LLC, 5.13%, 12/15/2021 (e)	89,887
	CF Industries, Inc.,
16,000	4.50%, 12/01/2026 (e)	16,225
17,000	5.15%, 03/15/2034	16,193
40,000	Charles Schwab Corp. (The), Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/01/2027 (x) (y) (aa)	39,087
20,000	Chemours Co. (The), 7.00%, 05/15/2025	21,600
	Cheniere Corpus Christi Holdings LLC,
5,000	5.13%, 06/30/2027	4,962
40,000	5.88%, 03/31/2025	41,850
13,000	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	12,821
	Chesapeake Energy Corp.,
7,000	5.75%, 03/15/2023	6,309
17,000	8.00%, 01/15/2025 (e)	16,447
27,000	8.00%, 06/15/2027 (e)	25,785
30,000	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	26,850
20,000	Cinemark USA, Inc., 4.88%, 06/01/2023	19,746
	CIT Group, Inc.,
5,000	5.00%, 08/15/2022	5,119
25,000	5.00%, 08/01/2023	25,586
11,000	5.25%, 03/07/2025	11,262
4,000	5.38%, 05/15/2020	4,125
7,000	6.13%, 03/09/2028	7,263
18,000	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	17,842
	Citigroup, Inc.,
5,000	(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 01/30/2023 (x) (y) (aa)	5,147
40,000	Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 05/15/2023 (x) (y) (aa)	39,750
190,000	Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 05/15/2024 (x) (y) (aa)	198,312
35,000	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	36,138
20,000	Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	20,560
25,000	Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (x) (y) (aa)	26,303
25,000	Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 08/15/2026 (x) (y) (aa)	26,406
	Clear Channel Worldwide Holdings, Inc.,
70,000	Series B, 6.50%, 11/15/2022	71,225
45,000	Series B, 7.63%, 03/15/2020	44,944
44,000	Clearwater Paper Corp., 4.50%, 02/01/2023	42,240
35,000	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	34,475
19,000	CNO Financial Group, Inc., 5.25%, 05/30/2025	19,142
7,000	CNX Midstream Partners LP, 6.50%, 03/15/2026 (e)	6,904
	Commercial Metals Co.,
14,000	4.88%, 05/15/2023	13,928
6,000	5.38%, 07/15/2027	5,910
	CommScope Technologies LLC,
15,000	5.00%, 03/15/2027 (e)	14,250
41,000	6.00%, 06/15/2025 (e)	42,660
5,000	CommScope, Inc., 5.50%, 06/15/2024 (e)	5,106
	Community Health Systems, Inc.,
25,000	5.13%, 08/01/2021	23,250
22,000	6.25%, 03/31/2023	20,268
30,000	6.88%, 02/01/2022	17,362
35,000	7.13%, 07/15/2020	28,481
	Continental Resources, Inc.,
6,000	3.80%, 06/01/2024	5,775
12,000	4.50%, 04/15/2023	12,135
64,000	4.90%, 06/01/2044	61,280
55,000	5.00%, 09/15/2022	55,756
8,000	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	7,958
	Covanta Holding Corp.,
5,000	5.88%, 03/01/2024	4,900
14,000	5.88%, 07/01/2025	13,580

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Crestwood Midstream Partners LP,
19,000	5.75%, 04/01/2025	18,834
5,000	6.25%, 04/01/2023	5,037
	Crown Americas LLC,
27,000	4.50%, 01/15/2023	26,798
11,000	4.75%, 02/01/2026 (e)	10,642
	CSC Holdings LLC,
57,000	5.25%, 06/01/2024	54,221
27,000	6.75%, 11/15/2021	28,114
	CSI Compressco LP,
11,000	7.25%, 08/15/2022	10,340
10,000	7.50%, 04/01/2025 (e)	10,100
5,000	Cumberland Farms, Inc., 6.75%, 05/01/2025 (e)	5,200
	CURO Financial Technologies Corp.,
13,000	12.00%, 03/01/2022 (e)	14,431
2,000	12.00%, 03/01/2022 (e)	2,185
84,000	CVR Partners LP, 9.25%, 06/15/2023 (e)	89,435
25,000	CyrusOne LP, 5.38%, 03/15/2027	24,937
30,000	Dana Financing Luxembourg SARL, 5.75%, 04/15/2025 (e)	30,562
	DaVita, Inc.,
35,000	5.13%, 07/15/2024	34,169
13,000	5.75%, 08/15/2022	13,343
	DCP Midstream Operating LP,
38,000	3.88%, 03/15/2023	36,670
5,000	4.95%, 04/01/2022	5,025
20,000	6.75%, 09/15/2037 (e)	22,000
29,000	Dean Foods Co., 6.50%, 03/15/2023 (e)	27,586
33,000	Delek Logistics Partners LP, 6.75%, 05/15/2025 (e)	33,330
94,000	Dell International LLC, 7.13%, 06/15/2024 (e)	100,345
14,000	Denbury Resources, Inc., 9.00%, 05/15/2021 (e)	14,350
12,000	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	12,030
11,000	Diamondback Energy, Inc., 4.75%, 11/01/2024	10,876
44,000	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	46,310
45,000	Discover Financial Services, Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027 (x) (y) (aa)	43,987
	DISH DBS Corp.,
48,000	5.00%, 03/15/2023	43,320
4,000	5.88%, 07/15/2022	3,820
23,000	5.88%, 11/15/2024	20,498
105,000	6.75%, 06/01/2021	106,050
35,000	7.75%, 07/01/2026	32,944
24,000	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	24,600
40,000	Dollar Tree, Inc., 5.75%, 03/01/2023	41,810
33,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023 (e)	33,825
	Dynegy, Inc.,
20,000	5.88%, 06/01/2023	20,504
60,000	7.63%, 11/01/2024	64,725
17,000	8.13%, 01/30/2026 (e)	18,764
51,000	Eldorado Resorts, Inc., 6.00%, 04/01/2025	51,765
144,000	Embarq Corp., 8.00%, 06/01/2036	135,720
86,000	Endo Finance LLC, 5.75%, 01/15/2022 (e)	70,520
	Energy Transfer Equity LP,
21,000	4.25%, 03/15/2023	20,423
5,000	5.50%, 06/01/2027	5,012
30,000	5.88%, 01/15/2024	30,975
	Energy Transfer Partners LP,
50,000	Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 02/15/2023 (x) (y) (aa)	47,812
35,000	Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.62%, 02/15/2028 (x) (y) (aa)	33,294
30,000	EnLink Midstream Partners LP, Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (x) (y) (aa)	27,975
	Ensco plc,
4,000	4.50%, 10/01/2024	3,210
23,000	5.20%, 03/15/2025	18,716
2,000	5.75%, 10/01/2044	1,365
8,000	7.75%, 02/01/2026	7,340
13,000	Entegris, Inc., 4.63%, 02/10/2026 (e)	12,676
100,000	Enterprise Products Operating LLC, Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/2077 (aa)	97,250
100,000	Envision Healthcare Corp., 5.63%, 07/15/2022	100,450
	EP Energy LLC,
22,000	8.00%, 11/29/2024 (e)	22,110
26,000	8.00%, 02/15/2025 (e)	17,355
8,000	9.38%, 05/01/2024 (e)	5,690
	Equinix, Inc.,
51,000	5.75%, 01/01/2025	53,040
15,000	5.88%, 01/15/2026	15,637
35,000	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	34,048

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
6,000	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	5,580
40,000	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	40,450
20,000	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	20,225
55,000	Fifth Third Bancorp, (ICE LIBOR USD 3 Month + 3.03%), 5.10%, 06/30/2023 (x) (y) (aa)	54,175
	First Data Corp.,
63,000	5.75%, 01/15/2024 (e)	63,394
42,000	7.00%, 12/01/2023 (e)	44,152
5,000	FirstCash, Inc., 5.38%, 06/01/2024 (e)	5,080
	Freeport-McMoRan, Inc.,
45,000	3.88%, 03/15/2023	43,488
42,000	4.00%, 11/14/2021	41,790
15,000	4.55%, 11/14/2024	14,737
20,000	5.45%, 03/15/2043	18,394
	Frontier Communications Corp.,
10,000	8.50%, 04/01/2026 (e)	9,700
15,000	10.50%, 09/15/2022	12,545
44,000	11.00%, 09/15/2025	32,972
12,000	FTI Consulting, Inc., 6.00%, 11/15/2022	12,330
32,000	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	31,340
13,000	Gartner, Inc., 5.13%, 04/01/2025 (e)	13,000
19,000	Gates Global LLC, 6.00%, 07/15/2022 (e)	19,309
5,000	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	5,504
247,000	General Electric Co., Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 01/21/2021 (x) (y) (aa)	244,530
40,000	General Motors Financial Co., Inc., Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 09/30/2027 (x) (y) (aa)	39,300
	Genesis Energy LP,
5,000	5.63%, 06/15/2024	4,712
10,000	6.00%, 05/15/2023	9,850
5,000	6.25%, 05/15/2026	4,763
15,000	6.75%, 08/01/2022	15,394
41,000	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	45,510
	GenOn Energy, Inc.,
10,000	9.50%, 10/15/2018 (d)	8,000
65,000	9.88%, 10/15/2020 (d)	52,325
30,000	Global Partners LP, 7.00%, 06/15/2023	30,225
	GLP Capital LP,
12,000	4.88%, 11/01/2020	12,218
20,000	5.38%, 11/01/2023	20,719
43,000	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	43,322
	Goldman Sachs Group, Inc. (The),
40,000	Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 05/10/2019 (x) (y) (aa)	40,750
170,000	Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	174,519
80,000	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	77,800
	Goodyear Tire & Rubber Co. (The),
46,000	4.88%, 03/15/2027	44,251
47,000	5.00%, 05/31/2026	45,707
	Gray Television, Inc.,
30,000	5.13%, 10/15/2024 (e)	29,025
20,000	5.88%, 07/15/2026 (e)	19,450
	Gulfport Energy Corp.,
60,000	6.00%, 10/15/2024	56,925
2,000	6.38%, 05/15/2025	1,925
12,000	6.38%, 01/15/2026	11,400
15,000	H&E Equipment Services, Inc., 5.63%, 09/01/2025	15,131
40,000	Hanesbrands, Inc., 4.88%, 05/15/2026 (e)	38,800
35,000	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e)	31,850
20,000	Harland Clarke Holdings Corp., 8.38%, 08/15/2022 (e)	20,350
23,000	HCA Healthcare, Inc., 6.25%, 02/15/2021	24,150
	HCA, Inc.,
12,000	4.25%, 10/15/2019	12,090
55,000	5.38%, 02/01/2025	55,137
19,000	5.50%, 06/15/2047	18,359
22,000	5.88%, 03/15/2022	23,182
95,000	5.88%, 05/01/2023	98,325
57,000	7.50%, 02/15/2022	62,629
15,000	HD Supply, Inc., 5.75%, 04/15/2024 (e)	15,802
30,000	Hecla Mining Co., 6.88%, 05/01/2021	30,562
	Hertz Corp. (The),
10,000	5.50%, 10/15/2024 (e)	8,450
10,000	7.38%, 01/15/2021	9,912
45,000	Hexion, Inc., 6.63%, 04/15/2020	41,962
83,000	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	81,755
10,000	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	9,700
10,000	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024	10,625

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Hilton Worldwide Finance LLC,
16,000	4.63%, 04/01/2025	15,980
4,000	4.88%, 04/01/2027	3,955
20,000	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	20,400
	Hologic, Inc.,
14,000	4.38%, 10/15/2025 (e)	13,510
6,000	4.63%, 02/01/2028 (e)	5,760
	Hughes Satellite Systems Corp.,
35,000	5.25%, 08/01/2026	34,300
20,000	6.63%, 08/01/2026	20,000
20,000	Huntington Bancshares, Inc., Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 04/15/2023 (x) (y) (aa)	20,100
8,000	Huntsman International LLC, 5.13%, 11/15/2022	8,260
	Icahn Enterprises LP,
39,000	6.00%, 08/01/2020	39,780
18,000	6.25%, 02/01/2022	18,315
22,000	6.38%, 12/15/2025	22,110
90,000	iHeartCommunications, Inc., 9.00%, 12/15/2019 (d)	70,988
20,000	IHS Markit Ltd., 5.00%, 11/01/2022 (e)	20,750
30,000	Infor Software Parent LLC, 7.13%, (cash), 05/01/2021 (e) (v)	30,300
50,000	Infor US, Inc., 6.50%, 05/15/2022	50,875
22,000	Informatica LLC, 7.13%, 07/15/2023 (e)	21,945
10,000	Ingevity Corp., 4.50%, 02/01/2026 (e)	9,625
30,000	IRB Holding Corp., 6.75%, 02/15/2026 (e)	29,403
	Iron Mountain, Inc.,
16,000	4.88%, 09/15/2027 (e)	14,840
14,000	5.25%, 03/15/2028 (e)	13,177
33,000	5.75%, 08/15/2024	31,969
16,000	Itron, Inc., 5.00%, 01/15/2026 (e)	15,765
30,000	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	30,975
15,000	Jaguar Holding Co. II, 6.38%, 08/01/2023 (e)	15,169
7,000	JC Penney Corp., Inc., 8.63%, 03/15/2025 (e)	6,580
10,000	Kaiser Aluminum Corp., 5.88%, 05/15/2024	10,350
11,000	Kennedy-Wilson, Inc., 5.88%, 04/01/2024 (e)	10,904
30,000	KeyCorp, Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 09/15/2026 (x) (y) (aa)	29,550
31,000	KFC Holding Co., 4.75%, 06/01/2027 (e)	29,876
8,000	Koppers, Inc., 6.00%, 02/15/2025 (e)	8,174
	L Brands, Inc.,
13,000	5.25%, 02/01/2028	12,253
30,000	5.63%, 10/15/2023	31,350
15,000	6.75%, 07/01/2036	14,400
	Ladder Capital Finance Holdings LLLP,
14,000	5.25%, 03/15/2022 (e)	14,000
8,000	5.25%, 10/01/2025 (e)	7,580
	Lennar Corp.,
15,000	4.50%, 04/30/2024	14,700
5,000	4.75%, 11/15/2022	5,031
5,000	4.75%, 05/30/2025	4,925
40,000	4.75%, 11/29/2027 (e)	38,300
9,000	5.25%, 06/01/2026 (e)	8,888
30,000	5.88%, 11/15/2024 (e)	31,050
	Level 3 Financing, Inc.,
25,000	5.13%, 05/01/2023	24,531
10,000	5.25%, 03/15/2026	9,425
56,000	5.38%, 05/01/2025	54,320
	Live Nation Entertainment, Inc.,
15,000	4.88%, 11/01/2024 (e)	14,625
5,000	5.63%, 03/15/2026 (e)	5,062
20,000	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	19,744
30,000	Mallinckrodt International Finance SA, 5.75%, 08/01/2022 (e)	25,650
30,000	Martin Midstream Partners LP, 7.25%, 02/15/2021	30,000
28,000	MasTec, Inc., 4.88%, 03/15/2023	27,720
3,000	Match Group, Inc., 5.00%, 12/15/2027 (e)	2,955
	Mattel, Inc.,
8,000	3.15%, 03/15/2023	6,780
7,000	6.75%, 12/31/2025 (e)	6,844
35,000	Mediacom Broadband LLC, 6.38%, 04/01/2023	36,116
	MetLife, Inc.,
95,000	Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 06/15/2020 (x) (y) (aa)	97,113
60,000	Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 03/15/2028 (x) (y) (aa)	61,050
	MGM Resorts International,
30,000	6.00%, 03/15/2023	31,500
22,000	6.63%, 12/15/2021	23,733
43,000	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	44,451
9,000	Molina Healthcare, Inc., 4.88%, 06/15/2025 (e)	8,392

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Morgan Stanley,
230,000	Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 07/15/2019 (x) (y) (aa)	234,083
14,000	Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 07/15/2020 (x) (y) (aa)	14,434
37,000	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	38,202
15,000	MSCI, Inc., 5.25%, 11/15/2024 (e)	15,315
	Nabors Industries, Inc.,
2,000	5.10%, 09/15/2023	1,880
17,000	5.50%, 01/15/2023	16,620
11,000	5.75%, 02/01/2025 (e)	10,381
30,000	Nationstar Mortgage LLC, 6.50%, 06/01/2022	30,712
49,000	Navistar International Corp., 6.63%, 11/01/2025 (e)	49,000
35,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	22,138
	Netflix, Inc.,
15,000	4.88%, 04/15/2028 (e)	14,424
7,000	5.75%, 03/01/2024	7,280
15,000	5.88%, 02/15/2025	15,713
	New Albertsons LP,
15,000	6.63%, 06/01/2028	11,550
10,000	7.45%, 08/01/2029	8,000
80,000	8.00%, 05/01/2031	65,800
2,000	8.70%, 05/01/2030	1,765
29,000	New Home Co., Inc. (The), 7.25%, 04/01/2022	30,088
	NextEra Energy Operating Partners LP,
24,000	4.25%, 09/15/2024 (e)	23,280
8,000	4.50%, 09/15/2027 (e)	7,540
10,000	NGPL PipeCo LLC, 4.88%, 08/15/2027 (e)	9,850
20,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/2025 (e)	19,725
33,000	Nielsen Finance LLC, 4.50%, 10/01/2020	33,035
34,000	Northern Trust Corp., Series D, (ICE LIBOR USD 3 Month + 3.20%), 4.60%, 10/01/2026 (x) (y) (aa)	33,490
	Novelis Corp.,
15,000	5.88%, 09/30/2026 (e)	14,775
40,000	6.25%, 08/15/2024 (e)	41,000
	NRG Energy, Inc.,
12,000	5.75%, 01/15/2028 (e)	11,730
40,000	7.25%, 05/15/2026	42,400
16,000	NRG Yield Operating LLC, 5.38%, 08/15/2024	16,060
35,000	Nuance Communications, Inc., 5.63%, 12/15/2026	34,388
20,000	NuStar Logistics LP, 5.63%, 04/28/2027	19,400
10,000	NVA Holdings, Inc., 6.88%, 04/01/2026 (e)	10,075
28,000	Oasis Petroleum, Inc., 6.50%, 11/01/2021	28,420
9,000	OI European Group BV, 4.00%, 03/15/2023 (e)	8,573
17,000	Olin Corp., 5.13%, 09/15/2027	16,766
	Outfront Media Capital LLC,
25,000	5.63%, 02/15/2024	25,065
25,000	5.88%, 03/15/2025	25,344
14,000	Owens Corning, 4.30%, 07/15/2047	12,767
40,000	Owens-Brockway Glass Container, Inc., 6.38%, 08/15/2025 (e)	42,100
7,000	Parker Drilling Co., 6.75%, 07/15/2022	5,425
5,000	Parsley Energy LLC, 5.38%, 01/15/2025 (e)	4,988
15,000	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	15,281
	PBF Holding Co. LLC,
12,000	7.00%, 11/15/2023	12,420
25,000	7.25%, 06/15/2025	25,969
10,000	PBF Logistics LP, 6.88%, 05/15/2023	10,125
	Peabody Energy Corp.,
15,000	6.00%, 03/31/2022 (e)	15,300
15,000	6.38%, 03/31/2025 (e)	15,563
32,000	Penske Automotive Group, Inc., 5.50%, 05/15/2026	31,440
	PetSmart, Inc.,
16,000	5.88%, 06/01/2025 (e)	11,560
15,000	7.13%, 03/15/2023 (e)	8,512
10,000	8.88%, 06/01/2025 (e)	5,700
	Pilgrim’s Pride Corp.,
11,000	5.75%, 03/15/2025 (e)	10,684
17,000	5.88%, 09/30/2027 (e)	15,980
60,000	Plains All American Pipeline LP, Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (x) (y) (aa)	57,900
23,000	Plantronics, Inc., 5.50%, 05/31/2023 (e)	22,800
21,000	Polaris Intermediate Corp., 8.50%, (cash), 12/01/2022 (e) (v)	21,420
	Post Holdings, Inc.,
30,000	5.00%, 08/15/2026 (e)	28,500
40,000	5.50%, 03/01/2025 (e)	39,400
20,000	5.75%, 03/01/2027 (e)	19,750
15,000	PQ Corp., 5.75%, 12/15/2025 (e)	14,850
75,000	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	81,281

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
25,000	Progressive Corp. (The), Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 03/15/2023 (x) (y) (aa)	25,281
	Prudential Financial, Inc.,
29,000	(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 05/15/2045 (aa)	29,689
130,000	(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 06/15/2043 (aa)	136,201
	QEP Resources, Inc.,
10,000	5.25%, 05/01/2023	9,625
19,000	5.38%, 10/01/2022	18,976
6,000	5.63%, 03/01/2026	5,663
8,000	6.88%, 03/01/2021	8,480
26,000	Qorvo, Inc., 7.00%, 12/01/2025	28,232
69,000	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	68,828
20,000	Quintiles IMS, Inc., 4.88%, 05/15/2023 (e)	20,375
33,000	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	32,587
	Radian Group, Inc.,
10,000	4.50%, 10/01/2024	9,775
8,000	7.00%, 03/15/2021	8,650
	Range Resources Corp.,
15,000	4.88%, 05/15/2025	13,912
5,000	5.00%, 08/15/2022	4,838
5,000	5.00%, 03/15/2023	4,794
6,000	RBS Global, Inc., 4.88%, 12/15/2025 (e)	5,820
33,000	Revlon Consumer Products Corp., 6.25%, 08/01/2024	20,336
	Reynolds Group Issuer, Inc.,
25,000	5.13%, 07/15/2023 (e)	25,242
43,610	5.75%, 10/15/2020	44,155
	Rowan Cos., Inc.,
2,000	4.75%, 01/15/2024	1,665
7,000	4.88%, 06/01/2022	6,370
12,000	7.38%, 06/15/2025	11,250
23,000	RSP Permian, Inc., 6.63%, 10/01/2022	24,035
12,000	Sanchez Energy Corp., 7.75%, 06/15/2021	11,040
23,000	SBA Communications Corp., 4.00%, 10/01/2022 (e)	22,023
	Scientific Games International, Inc.,
25,000	5.00%, 10/15/2025 (e)	24,313
36,000	10.00%, 12/01/2022	38,767
24,000	Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	23,790
35,000	Sealed Air Corp., 5.13%, 12/01/2024 (e)	35,609
	SemGroup Corp.,
20,000	5.63%, 11/15/2023	18,900
15,000	6.38%, 03/15/2025	14,325
13,000	7.25%, 03/15/2026	12,968
50,000	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	50,000
	Sensata Technologies BV,
15,000	4.88%, 10/15/2023 (e)	15,023
30,000	5.00%, 10/01/2025 (e)	29,550
25,000	Service Corp. International, 5.38%, 05/15/2024	25,976
50,000	Sinclair Television Group, Inc., 5.88%, 03/15/2026 (e)	49,500
	Sirius XM Radio, Inc.,
23,000	5.00%, 08/01/2027 (e)	21,620
50,000	5.38%, 04/15/2025 (e)	49,625
10,000	5.38%, 07/15/2026 (e)	9,875
10,000	6.00%, 07/15/2024 (e)	10,300
22,000	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	21,423
14,000	SM Energy Co., 5.00%, 01/15/2024	12,985
30,000	Solera LLC, 10.50%, 03/01/2024 (e)	33,375
6,000	Sonic Automotive, Inc., 6.13%, 03/15/2027	5,790
25,000	Sotheby’s, 4.88%, 12/15/2025 (e)	23,748
32,000	Southwestern Energy Co., 6.70%, 01/23/2025	31,040
35,000	Spectrum Brands, Inc., 5.75%, 07/15/2025	35,700
	Springleaf Finance Corp.,
27,000	5.63%, 03/15/2023	26,527
5,000	6.13%, 05/15/2022	5,083
10,000	6.88%, 03/15/2025	10,038
40,000	7.75%, 10/01/2021	43,300
64,000	Sprint Capital Corp., 8.75%, 03/15/2032	66,880
	Sprint Communications, Inc.,
100,000	6.00%, 11/15/2022	98,125
37,000	7.00%, 03/01/2020 (e)	38,850
	Sprint Corp.,
31,000	7.13%, 06/15/2024	30,225
14,000	7.63%, 02/15/2025	13,773
12,000	7.63%, 03/01/2026	11,715
146,000	7.88%, 09/15/2023	149,102
	Standard Industries, Inc.,
22,000	4.75%, 01/15/2028 (e)	20,701
10,000	5.00%, 02/15/2027 (e)	9,707
30,000	6.00%, 10/15/2025 (e)	30,750
75,000	Staples, Inc., 8.50%, 09/15/2025 (e)	69,375

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
80,000	State Street Corp., Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 09/15/2020 (x) (y) (aa)	82,200
42,000	Station Casinos LLC, 5.00%, 10/01/2025 (e)	39,900
	Steel Dynamics, Inc.,
20,000	4.13%, 09/15/2025	19,050
15,000	5.00%, 12/15/2026	15,000
23,000	5.25%, 04/15/2023	23,288
60,000	Summit Materials LLC, 5.13%, 06/01/2025 (e)	58,200
25,000	Summit Midstream Holdings LLC, 5.75%, 04/15/2025	23,813
	Sunoco LP,
18,000	4.88%, 01/15/2023 (e)	17,347
8,000	5.50%, 02/15/2026 (e)	7,720
3,000	5.88%, 03/15/2028 (e)	2,899
	SunTrust Banks, Inc.,
50,000	(ICE LIBOR USD 3 Month + 3.86%), 5.63%, 12/15/2019 (x) (y) (aa)	51,438
40,000	Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 06/15/2022 (x) (y) (aa)	39,750
40,000	Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (x) (y) (aa)	38,326
	SUPERVALU, Inc.,
65,000	6.75%, 06/01/2021	64,188
90,000	7.75%, 11/15/2022	86,625
29,000	Symantec Corp., 5.00%, 04/15/2025 (e)	29,239
	Talen Energy Supply LLC,
15,000	6.50%, 06/01/2025	10,575
25,000	9.50%, 07/15/2022 (e)	24,250
	Tallgrass Energy Partners LP,
15,000	5.50%, 09/15/2024 (e)	15,262
5,000	5.50%, 01/15/2028 (e)	5,044
	Targa Resources Partners LP,
5,000	4.25%, 11/15/2023	4,800
5,000	5.00%, 01/15/2028 (e)	4,769
50,000	5.13%, 02/01/2025	49,750
10,000	5.38%, 02/01/2027	9,962
43,000	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	36,877
35,000	TEGNA, Inc., 6.38%, 10/15/2023	36,354
53,000	Teleflex, Inc., 5.25%, 06/15/2024	54,193
	Tempur Sealy International, Inc.,
40,000	5.50%, 06/15/2026	38,500
8,000	5.63%, 10/15/2023	8,026
	Tenet Healthcare Corp.,
16,000	4.38%, 10/01/2021	15,720
25,000	4.63%, 07/15/2024 (e)	24,031
37,000	5.13%, 05/01/2025 (e)	35,566
73,000	6.00%, 10/01/2020	75,464
43,000	6.75%, 06/15/2023	42,086
10,000	7.00%, 08/01/2025 (e)	9,838
45,000	8.13%, 04/01/2022	46,913
30,000	Tennant Co., 5.63%, 05/01/2025	30,600
28,000	Terex Corp., 5.63%, 02/01/2025 (e)	28,035
15,000	Terraform Global Operating LLC, 6.13%, 03/01/2026 (e)	15,113
	TerraForm Power Operating LLC,
15,000	4.25%, 01/31/2023 (e)	14,419
19,000	5.00%, 01/31/2028 (e)	18,026
20,000	SUB, 6.63%, 06/15/2025 (e)	21,500
38,000	Tesla, Inc., 5.30%, 08/15/2025 (e)	33,155
	T-Mobile USA, Inc.,
10,000	4.50%, 02/01/2026	9,600
10,000	4.75%, 02/01/2028	9,613
120,000	6.38%, 03/01/2025	125,400
	Toll Brothers Finance Corp.,
15,000	4.35%, 02/15/2028	14,063
5,000	4.88%, 11/15/2025	4,937
11,000	5.88%, 02/15/2022	11,660
	TransDigm, Inc.,
37,000	6.00%, 07/15/2022	37,740
12,000	6.50%, 07/15/2024	12,300
33,000	6.50%, 05/15/2025	33,330
9,000	TransMontaigne Partners LP, 6.13%, 02/15/2026	9,023
33,300	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	33,883
	Transocean, Inc.,
7,000	5.80%, 10/15/2022	6,720
39,000	6.80%, 03/15/2038	30,420
30,000	7.50%, 01/15/2026 (e)	29,550
25,000	7.50%, 04/15/2031	22,031
33,000	9.00%, 07/15/2023 (e)	35,104
18,000	9.35%, 12/15/2041	17,820
10,000	Travelport Corporate Finance plc, 6.00%, 03/15/2026 (e)	10,038
9,000	TriMas Corp., 4.88%, 10/15/2025 (e)	8,708
23,000	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	22,598
8,000	Tronox Finance plc, 5.75%, 10/01/2025 (e)	7,780

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
14,000	Tronox, Inc., 6.50%, 04/15/2026 (e)	14,000
51,000	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	52,530
	Ultra Resources, Inc.,
74,000	6.88%, 04/15/2022 (e)	64,380
33,000	7.13%, 04/15/2025 (e)	27,060
45,000	Unit Corp., 6.63%, 05/15/2021	45,000
33,000	United Continental Holdings, Inc., 5.00%, 02/01/2024	32,629
	United Rentals North America, Inc.,
15,000	4.63%, 10/15/2025	14,588
142,000	4.88%, 01/15/2028	137,030
10,000	5.50%, 07/15/2025	10,237
5,000	5.50%, 05/15/2027	5,038
25,000	5.88%, 09/15/2026	26,000
	United States Steel Corp.,
27,000	6.25%, 03/15/2026	26,899
3,000	6.88%, 08/15/2025	3,082
5,000	Uniti Group LP, 6.00%, 04/15/2023 (e)	4,812
10,000	Univar USA, Inc., 6.75%, 07/15/2023 (e)	10,313
	Univision Communications, Inc.,
15,000	5.13%, 05/15/2023 (e)	14,289
17,000	5.13%, 02/15/2025 (e)	15,853
25,000	US Concrete, Inc., 6.38%, 06/01/2024	25,938
8,000	USA Compression Partners LP, 6.88%, 04/01/2026 (e)	8,120
6,000	USIS Merger Sub, Inc., 6.88%, 05/01/2025 (e)	6,000
	Valeant Pharmaceuticals International,
8,000	6.75%, 08/15/2021 (e)	8,020
68,000	7.25%, 07/15/2022 (e)	68,000
16,000	9.25%, 04/01/2026 (e)	15,940
	Valeant Pharmaceuticals International, Inc.,
23,000	5.50%, 11/01/2025 (e)	22,391
172,000	5.88%, 05/15/2023 (e)	152,650
36,000	6.50%, 03/15/2022 (e)	37,170
63,000	9.00%, 12/15/2025 (e)	62,606
14,000	Valvoline, Inc., 4.38%, 08/15/2025	13,598
16,000	Venator Finance SARL, 5.75%, 07/15/2025 (e)	15,960
10,000	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	10,350
74,000	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	77,330
	Viacom, Inc.,
8,000	4.38%, 03/15/2043	7,157
30,000	(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/2057 (aa)	30,038
27,000	(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/2057 (aa)	27,405
10,000	ViaSat, Inc., 5.63%, 09/15/2025 (e)	9,628
21,000	VOC Escrow Ltd., 5.00%, 02/15/2028 (e)	19,950
90,000	Voya Financial, Inc., (ICE LIBOR USD 3 Month + 3.58%), 5.65%, 05/15/2053 (aa)	91,800
7,000	Wabash National Corp., 5.50%, 10/01/2025 (e)	6,825
	Weatherford International Ltd.,
16,000	4.50%, 04/15/2022	13,280
9,000	6.50%, 08/01/2036	6,413
4,000	6.75%, 09/15/2040	2,840
9,000	7.00%, 03/15/2038	6,525
4,000	9.88%, 02/15/2024	3,650
23,000	WellCare Health Plans, Inc., 5.25%, 04/01/2025	23,086
130,000	Wells Fargo & Co., Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 06/15/2024 (x) (y) (aa)	133,913
20,000	WESCO Distribution, Inc., 5.38%, 06/15/2024	20,075
4,000	West Street Merger Sub, Inc., 6.38%, 09/01/2025 (e)	3,810
33,000	Western Digital Corp., 4.75%, 02/15/2026	32,927
	Whiting Petroleum Corp.,
30,000	5.75%, 03/15/2021	30,299
2,000	6.25%, 04/01/2023	2,025
14,000	6.63%, 01/15/2026 (e)	14,105
	Williams Cos., Inc. (The),
5,000	3.70%, 01/15/2023	4,862
44,000	4.55%, 06/24/2024	44,307
34,000	Windstream Services LLC, 8.75%, 12/15/2024 (e)	20,145
	WMG Acquisition Corp.,
15,000	4.88%, 11/01/2024 (e)	14,888
40,000	5.00%, 08/01/2023 (e)	40,050
17,000	5.50%, 04/15/2026 (e)	17,085
13,000	Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/2026 (e) (w)	13,000
	Wyndham Worldwide Corp.,
2,000	4.15%, 04/01/2024	1,994
6,000	4.50%, 04/01/2027	5,956
2,000	5.10%, 10/01/2025	2,067
	XPO Logistics, Inc.,
10,000	6.13%, 09/01/2023 (e)	10,325
17,000	6.50%, 06/15/2022 (e)	17,531

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Zayo Group LLC,
29,000	5.75%, 01/15/2027 (e)	28,311
25,000	6.38%, 05/15/2025	25,875

		16,849,427

	Total Corporate Bonds (Cost $20,178,300)	19,930,842

SHARES
Investment Companies — 12.0% (b)
490,071	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,003,877
175,091	JPMorgan Equity Income Fund, Class R6 Shares	2,967,795

	Total Investment Companies (Cost $6,745,818)	6,971,672

PRINCIPAL AMOUNT($)
Loan Assignments — 0.2% (cc)
	Canada — 0.0% (g)
4,988	MacDonald, Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.63%, 10/04/2024 (aa)	4,990

	United States — 0.2%
13,000	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 5.44%, 10/02/2024 (aa)	13,081
99,750	Securus Technologies Holdings, Inc., 1st Lien, Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.38%, 11/01/2024 (aa)	100,811

		113,892

	Total Loan Assignments (Cost $117,593)	118,882

PRINCIPAL AMOUNT($)
Mortgage-Backed Securities — 3.2%
	FHLMC Gold Pools, 30 Year, Single Family,
123,232	3.00%, 04/01/2047	120,194
397,713	3.50%, 04/01/2047—01/01/2048	399,355
83,661	4.00%, 08/01/2046—08/01/2047	86,547
	FNMA, 20 Year, Single Family,
69,702	3.50%, 02/01/2038	70,835
29,189	4.00%, 11/01/2037	30,359
	FNMA, 30 Year, Single Family,
378,861	3.00%, 07/01/2046 - 03/01/2047	369,521
691,395	3.50%, 10/01/2046 - 03/01/2048	695,416
73,413	4.00%, 12/01/2044 - 02/01/2045	75,872

	Total Mortgage-Backed Securities (Cost $1,841,492)	1,848,099

SHARES
Preferred Stocks — 0.5%
	United States — 0.5%
2,000	BB&T Corp., Series G, 5.20%, 06/01/2018 ($25 par value) @	50,000
5,000	Dominion Energy, Inc., Series A, 5.25%, 07/30/2021 ($25 par value) @	121,200
1,000	Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 05/10/2023 ($25 par value) (aa) @	26,630
1,000	Morgan Stanley, Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 04/15/2027 ($25 par value) (aa) @	26,090
1,000	Southern Co. (The), 5.25%, 10/01/2021 ($25 par value) @	24,590
1,000	State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/2026 ($25 par value) (aa) @	26,790
1,000	Wells Fargo & Co., Series Q, (ICE LIBOR USD 3 Month + 3.09%), 5.85%, 09/15/2023 ($25 par value) (aa) @	26,290

	Total Preferred Stocks (Cost $298,740)	301,590

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
195,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $193,848)	193,446

NUMBER OF WARRANTS
Warrants — 0.8%
	Switzerland — 0.8%
24,463	Fuyao Glass Industry Group Co. Ltd, expiring 03/06/2019 (a)	93,482
8,100	Henan Shuanghui Investment & Development Co. Ltd., expiring 10/29/2018 (a)	32,875
20,100	Huayu Automotive Systems Co. Ltd., expiring 10/29/2018 (a)	75,785

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — continued
	Switzerland — continued
2,912	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., expiring 10/29/2018 (a)	50,026
9,924	Midea Group Co. Ltd., expiring 03/06/2019 (a)	87,417
17,485	SAIC Motor Corp., Ltd., expiring 02/11/2019 (Strike Price $1.00) (a)	91,744
6,930	Zhengzhou Yutong Bus Co. Ltd., , expiring 04/26/2019 (Strike Price $1.00) (a)	24,870

	Total Warrants (Cost $450,721)	456,199

SHARES
Short-Term Investment — 4.3%
	Investment Company — 4.3%
2,505,146	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $2,505,146)	2,505,146

	Total Investments — 99.0% (Cost $55,795,825)	57,545,098
	Other Assets in Excess of Liabilities — 1.0%	567,357

	NET ASSETS — 100.0%	$58,112,455

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2018

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	12.1%
Banks	7.5
Oil, Gas & Consumable Fuels	6.4
Equity Real Estate Investment Trusts (REITs)	5.7
Asset-Backed Securities	4.4
Insurance	3.9
Collateralized Mortgage Obligations	3.7
Capital Markets	3.6
Diversified Telecommunication Services	3.4
Mortgage-Backed Securities	3.2
Pharmaceuticals	2.8
Media	2.5
Health Care Providers & Services	2.0
Metals & Mining	1.9
Wireless Telecommunication Services	1.9
Semiconductors & Semiconductor Equipment	1.9
Electric Utilities	1.5
Hotels, Restaurants & Leisure	1.5
Food & Staples Retailing	1.4
Chemicals	1.2
IT Services	1.1
Tobacco	1.1
Household Durables	1.0
Auto Components	1.0
Independent Power and Renewable Electricity Producers	1.0
Others (each less than 1.0%)	17.9
Short-Term Investment	4.4

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1	06/2018	EUR	40,458	895
S&P 500 E-Mini Index	4	06/2018	USD	528,600	(358)

					537

Short Contracts
Foreign Exchange GBP/USD	(18)	06/2018	USD	(1,581,525)	(15,591)
MSCI Emerging Markets E-Mini Index	(15)	06/2018	USD	(890,850)	28,620
U.S. Treasury 5 Year Note	(23)	06/2018	USD	(2,631,703)	(6,267)

					6,762

					7,299

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GDR	—	Global Depositary Receipt
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non-Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2018.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2018.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2018.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at ww.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$298,432	$2,293,152	$2,591,584
Collateralized Mortgage Obligations
United States	—	2,114,998	—	2,114,998
Commercial Mortgage-Backed Securities
United States	—	45,755	—	45,755
Common Stocks
Australia	—	371,841	—	371,841
Austria	—	22,923	—	22,923
Belgium	—	97,213	—	97,213
Brazil	525,908	—	—	525,908
Canada	143,727	—	—	143,727
Chile	105,590	—	—	105,590
China	58,538	437,256	—	495,794
Colombia	—	22,926	—	22,926
Czech Republic	—	174,261	—	174,261
Denmark	—	123,292	—	123,292
Finland	—	456,523	—	456,523
France	—	1,890,107	—	1,890,107
Germany	—	1,013,529	—	1,013,529
Hong Kong	—	315,696	—	315,696
Hungary	—	120,148	—	120,148
India	115,347	—	—	115,347
Indonesia	120,660	—	—	120,660
Ireland	21,447	31,862	—	53,309
Italy	—	412,019	—	412,019
Japan	384,891	—	—	384,891
Macau	—	73,907	—	73,907
Mexico	297,295	—	—	297,295
Netherlands	—	687,877	—	687,877
Norway	—	219,020	—	219,020
Portugal	—	20,254	—	20,254
Russia	437,553	66,248	—	503,801
Singapore	—	130,865	—	130,865
South Africa	231,689	205,326	—	437,015
South Korea	319,795	—	—	319,795
Spain	—	477,968	—	477,968
Sweden	—	331,391	—	331,391
Switzerland	—	1,156,240	—	1,156,240
Taiwan	977,555	—	—	977,555
Thailand	232,926	—	—	232,926
Turkey	108,974	—	—	108,974
United Arab Emirates	108,152	—	—	108,152
United Kingdom	18,146	2,396,282	—	2,414,428
United States	5,000,236	—	—	5,000,236

Total Common Stocks	9,208,429	11,254,974	—	20,463,403

Convertible Bonds
United States	—	3,482	—	3,482
Corporate Bonds
Australia	—	240,135	—	240,135
Brazil	—	164,540	—	164,540
Canada	—	1,129,043	—	1,129,043
Finland	—	50,172	—	50,172
France	—	195,500	—	195,500
Ireland	—	62,142	—	62,142
Italy	—	76,177	—	76,177
Luxembourg	—	250,354	—	250,354
Mexico	—	205,100	—	205,100
Switzerland	—	205,250	—	205,250
United Arab Emirates	—	76,040	—	76,040

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$—	$426,962	$—	$426,962
United States	—	16,849,418	9	16,849,427

Total Corporate Bonds	—	19,930,833	9	19,930,842

Investment Companies
United States	6,971,672	—	—	6,971,672
Loan Assignments
Canada	—	4,990	—	4,990
United States	—	113,892	—	113,892

Total	—	118,882	—	118,882

Mortgage-Backed Securities
United States	—	1,848,099	—	1,848,099
Preferred Stocks
United States	301,590	—	—	301,590
U.S. Treasury Obligation
United States	—	193,446	—	193,446
Warrants
Switzerland	—	456,199	—	456,199
Short-Term Investment
Investment Company	2,505,146	—	—	2,505,146

Total Investments in Securities	$18,986,837	$36,265,100	$2,293,161	$57,545,098

Appreciation in Other Financial Instruments
Futures Contracts	$28,620	$895	$—	$29,515

Depreciation in Other Financial Instruments
Futures Contracts	$(22,216)	$—	$—	$(22,216)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $809,363 and from level 2 to level 1 in the amount of $1,172,785 are due to the application and non-application of the fair value factors to certain securities during the period ended March 31, 2018.

There were no significant transfers between level 2 and level 3 during the period ended March 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018
Investments in Securities
Asset-Backed Securities — United States	$1,966,076	$—	$(4,623)	$1,446	$403,943	$(73,690)	$—	$—	$2,293,152
Corporate Bonds — United States	27,609	—	—	—	—	—	—	(27,600)	9

Total	$1,993,685	$—	$(4,623)	$1,446	$403,943	$(73,690)	$—	$(27,600)	$2,293,161

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to $(4,623).

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,293,152	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (6.40%)
			Constant Default Rate	2.83% - 6.90% (4.41%)
			Yield (Discount Rate of Cash Flows)	2.69% - 6.93% (4.16%)

Asset-Backed Securities	2,293,152

	9	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Corporate Bonds	9

Total	$2,293,161

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%
	Consumer Discretionary — 16.1%
	Auto Components — 0.9%
94,290	BorgWarner, Inc.	4,736,187

	Distributors — 0.8%
47,789	Genuine Parts Co.	4,293,364

	Hotels, Restaurants & Leisure — 1.7%
90,836	Hilton Worldwide Holdings, Inc.	7,154,243
15,266	Marriott International, Inc., Class A	2,075,871

		9,230,114

	Household Durables — 2.5%
43,220	Mohawk Industries, Inc. (a)	10,036,549
148,769	Newell Brands, Inc.	3,790,634

		13,827,183

	Internet & Direct Marketing Retail — 1.1%
55,650	Expedia, Inc.	6,144,316

	Media — 1.3%
64,504	CBS Corp. (Non-Voting), Class B	3,314,860
92,010	DISH Network Corp., Class A (a)	3,486,259

		6,801,119

	Multiline Retail — 1.9%
104,190	Kohl’s Corp.	6,825,487
68,400	Nordstrom, Inc.	3,311,244

		10,136,731

	Specialty Retail — 3.8%
9,008	AutoZone, Inc. (a)	5,843,399
80,220	Best Buy Co., Inc.	5,614,598
152,250	Gap, Inc. (The)	4,750,200
42,350	Tiffany & Co.	4,135,901

		20,344,098

	Textiles, Apparel & Luxury Goods — 2.1%
46,900	PVH Corp.	7,102,067
39,850	Ralph Lauren Corp.	4,455,230

		11,557,297

	Total Consumer Discretionary	87,070,409

	Consumer Staples — 7.1%
	Beverages — 3.1%
23,480	Constellation Brands, Inc., Class A	5,351,562
71,601	Dr Pepper Snapple Group, Inc.	8,476,126
37,560	Molson Coors Brewing Co., Class B	2,829,395

		16,657,083

	Food & Staples Retailing — 0.9%
217,154	Kroger Co. (The)	5,198,666

	Food Products — 1.1%
61,170	Pinnacle Foods, Inc.	3,309,297
33,771	Post Holdings, Inc. (a)	2,558,491

		5,867,788

	Household Products — 0.5%
46,410	Energizer Holdings, Inc.	2,765,108

	Personal Products — 1.5%
242,710	Coty, Inc., Class A	4,441,593
76,790	Edgewell Personal Care Co. (a)	3,748,888

		8,190,481

	Total Consumer Staples	38,679,126

	Energy — 5.7%
	Oil, Gas & Consumable Fuels — 5.7%
177,513	Energen Corp. (a)	11,158,467
182,160	EQT Corp.	8,654,422
100,760	PBF Energy, Inc., Class A	3,415,764
313,580	Williams Cos., Inc. (The)	7,795,599

	Total Energy	31,024,252

	Financials — 22.3%
	Banks — 8.0%
119,530	Citizens Financial Group, Inc.	5,017,869
259,760	Fifth Third Bancorp	8,247,380
57,240	First Republic Bank	5,300,996
276,210	Huntington Bancshares, Inc.	4,170,771
55,918	M&T Bank Corp.	10,309,043
121,730	SunTrust Banks, Inc.	8,282,509
41,420	Zions Bancorp	2,184,077

		43,512,645

	Capital Markets — 5.6%
34,870	Ameriprise Financial, Inc.	5,158,668
161,410	Invesco Ltd.	5,166,734
61,100	Northern Trust Corp.	6,301,243
61,220	Raymond James Financial, Inc.	5,473,680
76,870	T. Rowe Price Group, Inc.	8,299,654

		30,399,979

	Consumer Finance — 1.0%
194,610	Ally Financial, Inc.	5,283,661

	Insurance — 7.7%
5,008	Alleghany Corp.	3,077,115
12,693	Chubb Ltd.	1,736,022
139,010	Hartford Financial Services Group, Inc. (The)	7,161,795
198,530	Loews Corp.	9,872,897
54,300	Marsh & McLennan Cos., Inc.	4,484,637
78,560	Progressive Corp. (The)	4,786,661
88,110	Unum Group	4,194,917
38,710	WR Berkley Corp.	2,814,217
62,460	XL Group Ltd., (Bermuda)	3,451,540

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
		41,579,801

	Total Financials	120,776,086

	Health Care — 6.3%
	Health Care Equipment & Supplies — 0.9%
46,630	Zimmer Biomet Holdings, Inc.	5,084,535

	Health Care Providers & Services — 5.4%
60,320	AmerisourceBergen Corp.	5,200,187
35,090	Cigna Corp.	5,885,997
52,610	Henry Schein, Inc. (a)	3,535,918
17,390	Humana, Inc.	4,674,954
29,010	Laboratory Corp. of America Holdings (a)	4,692,368
41,881	Universal Health Services, Inc., Class B	4,959,129

		28,948,553

	Total Health Care	34,033,088

	Industrials — 7.8%
	Building Products — 0.9%
82,360	Fortune Brands Home & Security, Inc.	4,850,181

	Electrical Equipment — 2.4%
31,920	Acuity Brands, Inc.	4,442,945
69,670	AMETEK, Inc.	5,292,830
26,820	Hubbell, Inc.	3,266,139

		13,001,914

	Industrial Conglomerates — 0.9%
45,390	Carlisle Cos., Inc.	4,739,170

	Machinery — 2.6%
42,410	IDEX Corp.	6,043,849
13,080	Middleby Corp. (The) (a)	1,619,173
43,650	Snap-on, Inc.	6,440,121

		14,103,143

	Trading Companies & Distributors — 1.0%
59,210	MSC Industrial Direct Co., Inc., Class A	5,430,149

	Total Industrials	42,124,557

	Information Technology — 8.7%
	Communications Equipment — 1.2%
163,700	CommScope Holding Co., Inc. (a)	6,543,089

	Electronic Equipment, Instruments & Components — 4.3%
68,190	Amphenol Corp., Class A	5,873,205
81,820	Arrow Electronics, Inc. (a)	6,301,777
88,830	CDW Corp.	6,245,637
91,860	Keysight Technologies, Inc. (a)	4,812,545

		23,233,164

	Internet Software & Services — 0.6%
76,220	Match Group, Inc. (a)	3,387,217

	IT Services — 1.0%
43,280	Jack Henry & Associates, Inc.	5,234,716

	Semiconductors & Semiconductor Equipment — 0.8%
46,910	Analog Devices, Inc.	4,274,908

	Software — 0.8%
55,200	Synopsys, Inc. (a)	4,594,848

	Total Information Technology	47,267,942

	Materials — 4.3%
	Chemicals — 0.8%
11,180	Sherwin-Williams Co. (The)	4,383,901

	Containers & Packaging — 3.5%
201,930	Ball Corp.	8,018,640
171,440	Silgan Holdings, Inc.	4,774,604
95,820	WestRock Co.	6,148,770

		18,942,014

	Total Materials	23,325,915

	Real Estate — 10.9%
	Equity Real Estate Investment Trusts (REITs) — 10.1%
61,520	American Campus Communities, Inc.	2,375,902
121,500	American Homes 4 Rent, Class A	2,439,720
31,370	AvalonBay Communities, Inc.	5,159,110
42,180	Boston Properties, Inc.	5,197,420
216,420	Brixmor Property Group, Inc.	3,300,405
14,010	Essex Property Trust, Inc.	3,371,927
35,200	Federal Realty Investment Trust	4,087,072
42,940	HCP, Inc.	997,496
56,702	JBG SMITH Properties	1,911,424
182,130	Kimco Realty Corp.	2,622,672
172,867	Outfront Media, Inc.	3,239,528
92,676	Park Hotels & Resorts, Inc.	2,504,106
118,665	Rayonier, Inc.	4,174,635
46,660	Regency Centers Corp.	2,752,007
71,184	Vornado Realty Trust	4,790,683
111,120	Weyerhaeuser Co.	3,889,200
26,870	WP Carey, Inc.	1,665,671

		54,478,978

	Real Estate Management & Development — 0.8%
95,220	CBRE Group, Inc., Class A (a)	4,496,288

	Total Real Estate	58,975,266

	Utilities — 8.0%
	Electric Utilities — 2.6%
63,660	Edison International	4,052,596
32,490	Westar Energy, Inc.	1,708,649
182,800	Xcel Energy, Inc.	8,313,744

		14,074,989

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Gas Utilities — 0.9%
93,310	National Fuel Gas Co.	4,800,799

	Multi-Utilities — 4.5%
55,690	CenterPoint Energy, Inc.	1,525,906
182,000	CMS Energy Corp.	8,242,780
60,650	Sempra Energy	6,745,493
127,510	WEC Energy Group, Inc.	7,994,877

		24,509,056

	Total Utilities	43,384,844

	Total Common Stocks (Cost 332,416,212)	526,661,485

Short-Term Investment — 2.2%
	Investment Company — 2.2%
11,716,039	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $11,716,039)	11,716,039

	Total Investments — 99.4% (Cost 344,132,251)	538,377,524
	Other Assets in Excess of Liabilities — 0.6%	3,104,001

	NET ASSETS — 100.0%	$541,481,525

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$538,377,524	$—	$—	$538,377,524

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Consumer Discretionary — 10.6%
	Auto Components — 1.4%
37,600	American Axle & Manufacturing Holdings, Inc. (a)	572,272
12,600	Cooper-Standard Holdings, Inc. (a)	1,547,406
12,400	Dana, Inc.	319,424
4,000	Modine Manufacturing Co. (a)	84,600
1,400	Stoneridge, Inc. (a)	38,640
3,800	Tower International, Inc.	105,450

		2,667,792

	Distributors — 0.1%
19,700	Funko, Inc., Class A (a)	161,737

	Diversified Consumer Services — 0.5%
1,400	Capella Education Co.	122,290
5,800	Grand Canyon Education, Inc. (a)	608,536
15,700	K12, Inc. (a)	222,626

		953,452

	Hotels, Restaurants & Leisure — 1.6%
60,000	Bloomin’ Brands, Inc.	1,456,800
5,300	Dine Brands Global, Inc.	347,574
300	Jack in the Box, Inc.	25,599
25,200	Pinnacle Entertainment, Inc. (a)	759,780
15,000	Ruth’s Hospitality Group, Inc.	366,750

		2,956,503

	Household Durables — 1.9%
40,400	Beazer Homes USA, Inc. (a)	644,380
1,400	Hamilton Beach Brands Holding Co., Class A	29,708
10,400	Helen of Troy Ltd. (a)	904,800
6,600	Hooker Furniture Corp.	242,220
4,200	KB Home	119,490
5,300	Libbey, Inc.	25,917
11,600	Lifetime Brands, Inc.	143,840
63,000	Taylor Morrison Home Corp., Class A (a)	1,466,640

		3,576,995

	Internet & Direct Marketing Retail — 0.4%
59,300	Groupon, Inc. (a)	257,362
9,400	Liberty TripAdvisor Holdings, Inc., Class A (a)	101,050
10,000	Overstock.com, Inc. (a)	362,500

		720,912

	Media — 1.2%
80,300	Gannett Co., Inc.	801,394
28,000	Gray Television, Inc. (a)	355,600
32,200	MDC Partners, Inc., Class A (a)	231,840
2,000	Nexstar Media Group, Inc., Class A	133,000
17,400	Sinclair Broadcast Group, Inc., Class A	544,620
8,900	Townsquare Media, Inc., Class A	70,577

		2,137,031

	Specialty Retail — 3.1%
20,300	Caleres, Inc.	682,080
7,800	Children’s Place, Inc. (The)	1,054,950
7,100	Conn’s, Inc. (a)	241,400
13,600	Express, Inc. (a)	97,376
8,000	Group 1 Automotive, Inc.	522,720
29,200	Hudson Ltd., (United Kingdom), Class A (a)	464,572
11,400	National Vision Holdings, Inc. (a)	368,334
307,045	Office Depot, Inc.	660,147
57,900	Pier 1 Imports, Inc.	186,438
1,700	RH (a)	161,976
48,100	Tailored Brands, Inc.	1,205,386

		5,645,379

	Textiles, Apparel & Luxury Goods — 0.4%
6,300	Deckers Outdoor Corp. (a)	567,189
6,800	Perry Ellis International, Inc. (a)	175,440

		742,629

	Total Consumer Discretionary	19,562,430

	Consumer Staples — 1.9%
	Food & Staples Retailing — 0.7%
21,600	Performance Food Group Co. (a)	644,760
28,280	SpartanNash Co.	486,699
7,900	US Foods Holding Corp. (a)	258,883

		1,390,342

	Food Products — 0.7%
25,600	Dean Foods Co.	220,672
20,500	Pilgrim’s Pride Corp. (a)	504,505
2,800	Pinnacle Foods, Inc.	151,480
2,400	Sanderson Farms, Inc.	285,648
1,800	TreeHouse Foods, Inc. (a)	68,886

		1,231,191

	Household Products — 0.4%
18,000	Central Garden & Pet Co., Class A (a)	712,980

	Personal Products — 0.1%
1,100	USANA Health Sciences, Inc. (a)	94,490

	Total Consumer Staples	3,429,003

	Energy — 4.0%
	Energy Equipment & Services — 1.0%
23,000	Archrock, Inc.	201,250
4,400	C&J Energy Services, Inc. (a)	113,608
18,900	Exterran Corp. (a)	504,630
14,300	FTS International, Inc. (a)	262,977
59,300	McDermott International, Inc. (a)	361,137

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
4,900	PHI, Inc. (Non-Voting) (a)	50,176
25,300	RigNet, Inc. (a)	344,080

		1,837,858

	Oil, Gas & Consumable Fuels — 3.0%
153,400	Abraxas Petroleum Corp. (a)	340,548
4,900	Arch Coal, Inc., Class A	450,212
35,800	Delek US Energy, Inc.	1,457,060
25,800	EP Energy Corp., Class A (a)	34,572
14,200	Jagged Peak Energy, Inc. (a)	200,646
1,300	NACCO Industries, Inc., Class A	42,705
21,000	Pacific Ethanol, Inc. (a)	63,000
33,100	Peabody Energy Corp.	1,208,150
37,200	Renewable Energy Group, Inc. (a)	476,160
400	REX American Resources Corp. (a)	29,120
28,500	SRC Energy, Inc. (a)	268,755
198,200	W&T Offshore, Inc. (a)	878,026
2,100	World Fuel Services Corp.	51,555

		5,500,509

	Total Energy	7,338,367

	Financials — 17.2%
	Banks — 10.1%
35,200	Bancorp, Inc. (The) (a)	380,160
3,200	Cadence BanCorp	87,136
5,900	Cathay General Bancorp	235,882
2,200	Central Valley Community Bancorp	43,032
1,264	Community Trust Bancorp, Inc.	57,133
2,880	Customers Bancorp, Inc. (a)	83,952
26,055	East West Bancorp, Inc.	1,629,480
1,300	Enterprise Financial Services Corp.	60,970
10,444	Fidelity Southern Corp.	240,943
13,700	Financial Institutions, Inc.	405,520
119,900	First BanCorp, (Puerto Rico) (a)	721,798
3,500	First Business Financial Services, Inc.	88,060
4,200	First Community Bancshares, Inc.	125,370
9,800	First Foundation, Inc. (a)	181,692
26,400	First Merchants Corp.	1,100,880
37,600	Fulton Financial Corp.	667,400
28,100	Hancock Holding Co.	1,452,770
24,825	Hanmi Financial Corp.	763,369
10,000	Hilltop Holdings, Inc.	234,600
44,492	Hope Bancorp, Inc.	809,309
900	Howard Bancorp, Inc. (a)	17,820
4,075	IBERIABANK Corp.	317,850
3,100	MainSource Financial Group, Inc.	126,015
2,171	NBT Bancorp, Inc.	77,027
2,900	Northeast Bancorp	59,450
3,600	Pacific Mercantile Bancorp (a)	34,380
19,533	PacWest Bancorp	967,469
40,000	Popular, Inc., (Puerto Rico)	1,664,800
7,700	Preferred Bank	494,340
1,460	Premier Financial Bancorp, Inc.	27,171
4,500	Shore Bancshares, Inc.	84,870
2,050	Sierra Bancorp	54,612
1,100	SVB Financial Group (a)	264,011
69,600	TCF Financial Corp.	1,587,576
1,477	Towne Bank	42,242
11,100	TriCo Bancshares	413,142
5,200	TriState Capital Holdings, Inc. (a)	120,900
4,400	Triumph Bancorp, Inc. (a)	181,280
13,100	United Community Banks, Inc.	414,615
19,700	Wintrust Financial Corp.	1,695,185
15,500	Zions Bancorp	817,315

		18,831,526

	Capital Markets — 1.2%
61,400	BGC Partners, Inc., Class A	825,830
31,700	BrightSphere Investment Group plc	499,592
6,000	Houlihan Lokey, Inc.	267,600
4,300	INTL. FCStone, Inc. (a)	183,524
3,100	Piper Jaffray Cos.	257,455
4,800	Pzena Investment Management, Inc., Class A	53,424
1,400	Stifel Financial Corp.	82,922

		2,170,347

	Consumer Finance — 1.7%
21,520	FirstCash, Inc.	1,748,500
22,100	Green Dot Corp., Class A (a)	1,417,936

		3,166,436

	Diversified Financial Services — 0.1%
3,600	Cannae Holdings, Inc. (a)	67,896
2,000	Marlin Business Services Corp.	56,700

		124,596

	Insurance — 2.5%
36,200	American Equity Investment Life Holding Co.	1,062,832
45,800	CNO Financial Group, Inc.	992,486
8,400	First American Financial Corp.	492,912
4,500	HCI Group, Inc.	171,720
7,100	Kinsale Capital Group, Inc.	364,443
2,600	National General Holdings Corp.	63,206
2,700	Selective Insurance Group, Inc.	163,890
11,800	Stewart Information Services Corp.	518,492
3,000	United Fire Group, Inc.	143,580

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
18,600	Universal Insurance Holdings, Inc.	593,340

		4,566,901

	Mortgage Real Estate Investment Trusts (REITs) — 0.4%
6,700	Capstead Mortgage Corp.	57,955
3,800	Invesco Mortgage Capital, Inc.	62,244
44,600	Redwood Trust, Inc.	689,962

		810,161

	Thrifts & Mortgage Finance — 1.2%
3,100	BankFinancial Corp.	52,638
5,100	Dime Community Bancshares, Inc.	93,840
6,900	HomeStreet, Inc. (a)	197,685
5,500	Meta Financial Group, Inc.	600,600
29,700	MGIC Investment Corp. (a)	386,100
8,700	OceanFirst Financial Corp.	232,725
6,500	PennyMac Financial Services, Inc., Class A (a)	147,225
6,300	Radian Group, Inc.	119,952
6,500	Walker & Dunlop, Inc.	386,230
1,300	Washington Federal, Inc.	44,980

		2,261,975

	Total Financials	31,931,942

	Health Care — 17.3%
	Biotechnology — 7.1%
6,900	Acorda Therapeutics, Inc. (a)	163,185
44,900	Aduro Biotech, Inc. (a)	417,570
25,100	Akebia Therapeutics, Inc. (a)	239,203
18,900	Allena Pharmaceuticals, Inc. (a)	208,278
42,400	Amicus Therapeutics, Inc. (a)	637,696
4,600	AnaptysBio, Inc. (a)	478,768
8,200	ARMO BioSciences, Inc. (a)	306,762
10,800	Audentes Therapeutics, Inc. (a)	324,540
69,600	Bellicum Pharmaceuticals, Inc. (a)	456,576
4,700	Bluebird Bio, Inc. (a)	802,525
3,800	Blueprint Medicines Corp. (a)	348,460
12,400	Cara Therapeutics, Inc. (a)	153,512
88,800	Catalyst Pharmaceuticals, Inc. (a)	212,232
36,000	Coherus Biosciences, Inc. (a)	397,800
13,900	Concert Pharmaceuticals, Inc. (a)	318,310
24,500	Dynavax Technologies Corp. (a)	486,325
6,500	Esperion Therapeutics, Inc. (a)	470,145
9,100	FibroGen, Inc. (a)	420,420
22,300	Heron Therapeutics, Inc. (a)	615,480
17,500	Homology Medicines, Inc. (a)	327,250
14,500	Jounce Therapeutics, Inc. (a)	324,075
5,100	Loxo Oncology, Inc. (a)	588,387
3,200	Madrigal Pharmaceuticals, Inc. (a)	373,728
14,400	Mersana Therapeutics, Inc. (a)	227,088
22,800	Ra Pharmaceuticals, Inc. (a)	121,068
2,000	Radius Health, Inc. (a)	71,880
14,800	Rhythm Pharmaceuticals, Inc. (a)	294,520
5,400	Sage Therapeutics, Inc. (a)	869,778
11,000	Sarepta Therapeutics, Inc. (a)	814,990
29,746	Selecta Biosciences, Inc. (a)	303,111
4,000	Spark Therapeutics, Inc. (a)	266,360
38,100	Synergy Pharmaceuticals, Inc. (a)	69,723
39,700	Syros Pharmaceuticals, Inc. (a)	515,306
2,500	TESARO, Inc. (a)	142,850
31,900	vTv Therapeutics, Inc., Class A (a)	129,833
8,100	Xencor, Inc. (a)	242,838

		13,140,572

	Health Care Equipment & Supplies — 4.2%
13,300	Cutera, Inc. (a)	668,325
700	Globus Medical, Inc., Class A (a)	34,874
27,900	Haemonetics Corp. (a)	2,041,164
4,500	Inogen, Inc. (a)	552,780
34,200	Integer Holdings Corp. (a)	1,934,010
48,300	Lantheus Holdings, Inc. (a)	767,970
16,700	Masimo Corp. (a)	1,468,765
19,100	OraSure Technologies, Inc. (a)	322,599
4,300	OrthoPediatrics Corp. (a)	64,758

		7,855,245

	Health Care Providers & Services — 4.0%
16,500	Addus HomeCare Corp. (a)	802,725
10,000	American Renal Associates Holdings, Inc. (a)	188,500
52,100	Cross Country Healthcare, Inc. (a)	578,831
45,000	Diplomat Pharmacy, Inc. (a)	906,750
16,100	Encompass Health Corp.	920,437
1,613	Envision Healthcare Corp. (a)	61,988
95,700	Kindred Healthcare, Inc. (a)	875,655
21,700	Molina Healthcare, Inc. (a)	1,761,606
18,100	Owens & Minor, Inc.	281,455
22,400	RadNet, Inc. (a)	322,560
7,775	Surgery Partners, Inc. (a)	133,341
2,700	WellCare Health Plans, Inc. (a)	522,801

		7,356,649

	Life Sciences Tools & Services — 0.1%
1,900	PRA Health Sciences, Inc. (a)	157,624

	Pharmaceuticals — 1.9%
18,000	Aclaris Therapeutics, Inc. (a)	315,360

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
5,900	Amphastar Pharmaceuticals, Inc. (a)	110,625
7,700	Assembly Biosciences, Inc. (a)	378,378
14,200	Catalent, Inc. (a)	583,052
6,900	Horizon Pharma plc (a)	97,980
2,100	Medicines Co. (The) (a)	69,174
10,400	Nektar Therapeutics (a)	1,105,104
8,000	resTORbio, Inc. (a)	76,640
4,200	Revance Therapeutics, Inc. (a)	129,360
72,000	TherapeuticsMD, Inc. (a)	350,640
9,000	WaVe Life Sciences Ltd. (a)	360,900

		3,577,213

	Total Health Care	32,087,303

	Industrials — 17.9%
	Aerospace & Defense — 1.4%
12,000	AAR Corp.	529,320
9,500	Engility Holdings, Inc. (a)	231,800
6,681	HEICO Corp., Class A	474,017
2,400	Moog, Inc., Class A (a)	197,784
28,800	Vectrus, Inc. (a)	1,072,512

		2,505,433

	Air Freight & Logistics — 0.2%
3,300	Atlas Air Worldwide Holdings, Inc. (a)	199,485
2,800	Park-Ohio Holdings Corp.	108,780

		308,265

	Airlines — 0.8%
7,300	Hawaiian Holdings, Inc.	282,510
22,600	SkyWest, Inc.	1,229,440

		1,511,950

	Building Products — 0.6%
1,900	American Woodmark Corp. (a)	187,055
1,600	JELD-WEN Holding, Inc. (a)	48,992
27,300	Universal Forest Products, Inc.	885,885

		1,121,932

	Commercial Services & Supplies — 2.0%
10,300	ABM Industries, Inc.	344,844
107,000	ACCO Brands Corp.	1,342,850
19,400	Essendant, Inc.	151,320
1,900	Herman Miller, Inc.	60,705
8,900	Kimball International, Inc., Class B	151,656
3,800	Knoll, Inc.	76,722
46,800	Quad/Graphics, Inc.	1,186,380
22,100	Steelcase, Inc., Class A	300,560
1,500	Viad Corp.	78,675
1,200	VSE Corp.	62,064

		3,755,776

	Construction & Engineering — 2.6%
17,275	EMCOR Group, Inc.	1,346,240
123,600	HC2 Holdings, Inc. (a)	650,136
82,000	KBR, Inc.	1,327,580
23,700	MasTec, Inc. (a)	1,115,085
12,700	Sterling Construction Co., Inc. (a)	145,542
9,618	Tutor Perini Corp. (a)	212,077

		4,796,660

	Electrical Equipment — 0.5%
15,400	Atkore International Group, Inc. (a)	305,690
4,400	EnerSys	305,228
5,700	Powell Industries, Inc.	152,988
2,500	Regal Beloit Corp.	183,375

		947,281

	Machinery — 3.6%
4,200	Barnes Group, Inc.	251,538
14,200	Columbus McKinnon Corp.	508,928
11,700	Federal Signal Corp.	257,634
38,000	Global Brass & Copper Holdings, Inc.	1,271,100
3,900	Greenbrier Cos., Inc. (The)	195,975
1,400	Hurco Cos., Inc.	64,260
2,900	Hyster-Yale Materials Handling, Inc.	202,797
5,500	Kadant, Inc.	519,750
2,400	Kennametal, Inc.	96,384
69,900	Meritor, Inc. (a)	1,437,144
3,800	NN, Inc.	91,200
3,400	SPX FLOW, Inc. (a)	167,246
1,000	Standex International Corp.	95,350
7,100	TriMas Corp. (a)	186,375
61,500	Wabash National Corp.	1,279,815
1,800	Watts Water Technologies, Inc., Class A	139,860

		6,765,356

	Marine — 0.2%
46,500	Costamare, Inc., (Monaco)	290,160

	Professional Services — 3.7%
18,700	Barrett Business Services, Inc.	1,549,856
3,600	CRA International, Inc.	188,244
6,600	ICF International, Inc.	385,770
26,600	Insperity, Inc.	1,850,030
1,400	Kelly Services, Inc., Class A	40,656
4,300	Korn/Ferry International	221,837
54,400	RPX Corp.	581,536
15,800	TriNet Group, Inc. (a)	731,856
49,400	TrueBlue, Inc. (a)	1,279,460

		6,829,245

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Road & Rail — 1.0%
49,400	ArcBest Corp.	1,583,270
3,200	Covenant Transportation Group, Inc., Class A (a)	95,456
7,300	Schneider National, Inc., Class B	190,238
1,900	Universal Logistics Holdings, Inc.	40,185
2,400	YRC Worldwide, Inc. (a)	21,192

		1,930,341

	Trading Companies & Distributors — 1.3%
6,300	Applied Industrial Technologies, Inc.	459,270
25,400	CAI International, Inc. (a)	540,004
8,700	GMS, Inc. (a)	265,872
47,200	MRC Global, Inc. (a)	775,968
9,800	Titan Machinery, Inc. (a)	230,888
2,200	Veritiv Corp. (a)	86,240

		2,358,242

	Total Industrials	33,120,641

	Information Technology — 16.7%
	Communications Equipment — 0.9%
11,300	Ciena Corp. (a)	292,670
131,900	Extreme Networks, Inc. (a)	1,460,133

		1,752,803

	Electronic Equipment, Instruments & Components — 3.9%
33,500	Benchmark Electronics, Inc.	999,975
52,800	Fitbit, Inc., Class A (a)	269,280
22,300	Insight Enterprises, Inc. (a)	778,939
3,200	Itron, Inc. (a)	228,960
47,900	KEMET Corp. (a)	868,427
20,525	Kimball Electronics, Inc. (a)	331,479
1,800	Littelfuse, Inc.	374,724
16,500	Methode Electronics, Inc.	645,150
2,000	Plexus Corp. (a)	119,460
42,900	Sanmina Corp. (a)	1,121,835
15,900	Tech Data Corp. (a)	1,353,567
6,900	Vishay Precision Group, Inc. (a)	214,935

		7,306,731

	Internet Software & Services — 2.9%
17,300	Alteryx, Inc., Class A (a)	590,622
29,400	Apptio, Inc., Class A (a)	833,196
40,300	Blucora, Inc. (a)	991,380
1,500	Cargurus, Inc. (a)	57,705
4,400	Coupa Software, Inc. (a)	200,728
6,700	Etsy, Inc. (a)	188,002
13,300	Five9, Inc. (a)	396,207
73,300	Limelight Networks, Inc. (a)	301,263
6,700	MongoDB, Inc. (a)	290,780
9,200	New Relic, Inc. (a)	681,904
7,800	Nutanix, Inc., Class A (a)	383,058
18,100	QuinStreet, Inc. (a)	231,137
1,600	SendGrid, Inc. (a)	45,024
26,600	Tintri, Inc. (a)	45,486
6,500	Web.com Group, Inc. (a)	117,650

		5,354,142

	IT Services — 2.2%
4,200	CACI International, Inc., Class A (a)	635,670
23,000	Everi Holdings, Inc. (a)	151,110
5,700	Switch, Inc., Class A	90,687
10,300	Sykes Enterprises, Inc. (a)	298,082
105,200	Travelport Worldwide Ltd.	1,718,968
58,700	Unisys Corp. (a)	631,025
9,400	Virtusa Corp. (a)	455,524

		3,981,066

	Semiconductors & Semiconductor Equipment — 3.2%
9,600	Advanced Energy Industries, Inc. (a)	613,440
20,750	Alpha & Omega Semiconductor Ltd. (a)	320,588
22,100	Cohu, Inc.	504,101
67,415	Cypress Semiconductor Corp.	1,143,358
17,000	Ichor Holdings Ltd. (a)	411,570
5,000	Rudolph Technologies, Inc. (a)	138,500
12,800	Sigma Designs, Inc. (a)	79,360
24,300	SMART Global Holdings, Inc. (a)	1,211,112
47,400	Ultra Clean Holdings, Inc. (a)	912,450
50,900	Xcerra Corp. (a)	592,985

		5,927,464

	Software — 3.6%
9,600	CommVault Systems, Inc. (a)	549,120
2,200	ForeScout Technologies, Inc. (a)	71,368
12,700	Imperva, Inc. (a)	549,910
1,900	MicroStrategy, Inc., Class A (a)	245,081
22,200	Progress Software Corp.	853,590
1,900	QAD, Inc., Class A	79,135
8,100	Qualys, Inc. (a)	589,275
22,300	RingCentral, Inc., Class A (a)	1,416,050
17,600	SailPoint Technologies Holding, Inc. (a)	364,144
13,050	Take-Two Interactive Software, Inc. (a)	1,276,029
34,900	TiVo Corp.	472,895
8,700	Zscaler, Inc. (a)	244,209

		6,710,806

	Total Information Technology	31,033,012

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 4.2%
	Chemicals — 1.6%
6,900	Chemours Co. (The)	336,099
13,300	FutureFuel Corp.	159,467
1,000	Ingevity Corp. (a)	73,690
10,500	OMNOVA Solutions, Inc. (a)	110,250
12,300	Rayonier Advanced Materials, Inc.	264,081
27,300	Trinseo SA	2,021,565

		2,965,152

	Containers & Packaging — 0.4%
8,959	Berry Global Group, Inc. (a)	491,043
16,400	Graphic Packaging Holding Co.	251,740

		742,783

	Metals & Mining — 0.8%
48,700	AK Steel Holding Corp. (a)	220,611
39,100	Cleveland-Cliffs, Inc. (a)	271,745
13,800	Commercial Metals Co.	282,348
3,200	Ryerson Holding Corp. (a)	26,080
21,600	Warrior Met Coal, Inc.	605,016
3,100	Worthington Industries, Inc.	133,052

		1,538,852

	Paper & Forest Products — 1.4%
9,800	Boise Cascade Co.	378,280
21,400	Louisiana-Pacific Corp.	615,678
22,900	Schweitzer-Mauduit International, Inc.	896,535
41,600	Verso Corp., Class A (a)	700,544

		2,591,037

	Total Materials	7,837,824

	Real Estate — 5.7%
	Equity Real Estate Investment Trusts (REITs) — 5.7%
3,400	American Assets Trust, Inc.	113,594
49,071	Armada Hoffler Properties, Inc.	671,782
109,400	Ashford Hospitality Trust, Inc.	706,724
17,400	Bluerock Residential Growth REIT, Inc.	147,900
6,700	Chatham Lodging Trust	128,305
7,700	Chesapeake Lodging Trust	214,137
700	CorEnergy Infrastructure Trust, Inc.	26,278
4,300	CoreSite Realty Corp.	431,118
20,938	Cousins Properties, Inc.	181,742
1,800	CyrusOne, Inc.	92,178
6,343	DCT Industrial Trust, Inc.	357,365
12,100	DiamondRock Hospitality Co.	126,324
933	Education Realty Trust, Inc.	30,556
32,000	First Industrial Realty Trust, Inc.	935,360
2,400	Franklin Street Properties Corp.	20,184
58,350	GEO Group, Inc. (The)	1,194,424
19,100	Getty Realty Corp.	481,702
5,300	Highwoods Properties, Inc.	232,246
4,100	Hudson Pacific Properties, Inc.	133,373
7,100	InfraREIT, Inc.	137,953
6,200	LaSalle Hotel Properties	179,862
5,200	New Senior Investment Group, Inc.	42,536
15,916	NexPoint Residential Trust, Inc.	395,353
34,000	Preferred Apartment Communities, Inc., Class A	482,460
1,375	PS Business Parks, Inc.	155,430
17,200	Ramco-Gershenson Properties Trust	212,592
27,100	Retail Opportunity Investments Corp.	478,857
16,500	Rexford Industrial Realty, Inc.	475,035
15,700	RLJ Lodging Trust	305,208
35,900	Summit Hotel Properties, Inc.	488,599
1,900	Sun Communities, Inc.	173,603
33,025	Sunstone Hotel Investors, Inc.	502,641
1,400	Urban Edge Properties	29,890
16,800	Xenia Hotels & Resorts, Inc.	331,296

		10,616,607

	Real Estate Management & Development — 0.0% (g)
2,650	Rafael Holdings, Inc., Class B (a)	12,852

	Total Real Estate	10,629,459

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
5,300	IDT Corp., Class B (a)	33,231
23,200	Ooma, Inc. (a)	252,880

	Total Telecommunication Services	286,111

	Utilities — 2.6%
	Electric Utilities — 1.4%
1,125	El Paso Electric Co.	57,375
4,300	IDACORP, Inc.	379,561
2,550	MGE Energy, Inc.	143,055
5,900	PNM Resources, Inc.	225,675
27,575	Portland General Electric Co.	1,117,063
54,000	Spark Energy, Inc., Class A	639,900

		2,562,629

	Gas Utilities — 0.7%
9,900	New Jersey Resources Corp.	396,990
9,300	Southwest Gas Holdings, Inc. (a)	628,959
3,400	WGL Holdings, Inc.	284,410

		1,310,359

	Independent Power and Renewable Electricity Producers — 0.5%
34,200	Atlantic Power Corp. (a)	71,820

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Independent Power and Renewable Electricity Producers — continued
10,800	Dynegy, Inc. (a)	146,016
19,200	NRG Yield, Inc., Class C	326,400
8,000	Ormat Technologies, Inc.	451,040

		995,276

	Water Utilities — 0.0% (g)
1,800	Consolidated Water Co. Ltd., (Cayman Islands)	26,190

	Total Utilities	4,894,454

	Total Common Stocks (Cost 135,598,749)	182,150,546

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
355	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
3,194,252	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $3,194,252)	3,194,252

	Total Investments — 100.0% (Cost 138,793,001)	185,344,798
	Liabilities in Excess of Other Assets — 0.0% (g)	(41,130)

	NET ASSETS — 100.0%	$185,303,668

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	40	06/2018	USD	3,062,400	(133,530)

					(133,530)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$185,344,798	$—	$—	(b)	$185,344,798

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(133,530)	$—	$—		$(133,530)

(a)	All Portfolio holdings designated in level 1 and level 3 are disclosed individually in the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 14.2%
	Auto Components — 0.2%
3,925	Delphi Technologies plc	187,026

	Automobiles — 0.3%
28,154	Ford Motor Co.	311,947

	Hotels, Restaurants & Leisure — 0.1%
1,270	Hilton Worldwide Holdings, Inc.	100,025

	Household Durables — 0.9%
8,584	DR Horton, Inc.	376,323
9,383	Lennar Corp., Class A	553,034

		929,357

	Internet & Direct Marketing Retail — 3.2%
2,236	Amazon.com, Inc. (a)	3,236,252
2,218	Expedia, Inc.	244,890

		3,481,142

	Media — 4.6%
3,625	Charter Communications, Inc., Class A (a)	1,128,172
17,443	Comcast Corp., Class A	596,027
14,143	DISH Network Corp., Class A (a)	535,878
2,603	Time Warner, Inc.	246,192
7,314	Twenty-First Century Fox, Inc., Class A	268,351
21,697	Walt Disney Co. (The)	2,179,247

		4,953,867

	Multiline Retail — 0.4%
4,748	Dollar Tree, Inc. (a)	450,585

	Specialty Retail — 3.3%
1,203	AutoZone, Inc. (a)	780,374
8,682	Home Depot, Inc. (The)	1,547,480
4,748	Lowe’s Cos., Inc.	416,637
3,411	O’Reilly Automotive, Inc. (a)	843,813

		3,588,304

	Textiles, Apparel & Luxury Goods — 1.2%
17,445	NIKE, Inc., Class B	1,159,046
1,257	PVH Corp.	190,347

		1,349,393

	Total Consumer Discretionary	15,351,646

	Consumer Staples — 6.8%
	Beverages — 3.0%
23,397	Coca-Cola Co. (The)	1,016,132
7,608	Molson Coors Brewing Co., Class B	573,110
15,168	PepsiCo, Inc.	1,655,587

		3,244,829

	Food & Staples Retailing — 1.3%
13,021	CVS Health Corp.	810,036
14,970	Kroger Co. (The)	358,382
2,978	Walgreens Boots Alliance, Inc.	194,970

		1,363,388

	Food Products — 1.2%
1,863	Kraft Heinz Co. (The)	116,046
29,663	Mondelez International, Inc., Class A	1,237,837

		1,353,883

	Tobacco — 1.3%
14,279	Philip Morris International, Inc.	1,419,333

	Total Consumer Staples	7,381,433

	Energy — 5.9%
	Oil, Gas & Consumable Fuels — 5.9%
11,963	Cabot Oil & Gas Corp.	286,873
5,851	Chevron Corp.	667,248
5,164	Diamondback Energy, Inc. (a)	653,349
15,629	EOG Resources, Inc.	1,645,265
5,086	EQT Corp.	241,636
14,381	Occidental Petroleum Corp.	934,190
17,615	Parsley Energy, Inc., Class A (a)	510,659
8,421	Pioneer Natural Resources Co.	1,446,559

	Total Energy	6,385,779

	Financials — 15.0%
	Banks — 7.7%
114,916	Bank of America Corp.	3,446,331
36,118	Citigroup, Inc.	2,437,965
1,550	First Republic Bank	143,546
21,923	Huntington Bancshares, Inc.	331,037
7,547	SunTrust Banks, Inc.	513,498
1,599	SVB Financial Group (a)	383,776
15,105	Wells Fargo & Co.	791,653
4,796	Zions Bancorp	252,893

		8,300,699

	Capital Markets — 3.3%
2,083	Ameriprise Financial, Inc.	308,159
9,093	Bank of New York Mellon Corp. (The)	468,562
16,631	Charles Schwab Corp. (The)	868,471
3,559	Intercontinental Exchange, Inc.	258,098
30,755	Morgan Stanley	1,659,540

		3,562,830

	Consumer Finance — 1.0%
11,657	Capital One Financial Corp.	1,116,974

	Diversified Financial Services — 0.5%
11,381	Voya Financial, Inc.	574,740

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 2.5%
23,378	American International Group, Inc.	1,272,231
6,199	Brighthouse Financial, Inc. (a)	318,628
17,123	Hartford Financial Services Group, Inc. (The)	882,177
1,338	MetLife, Inc.	61,401
2,636	Principal Financial Group, Inc.	160,559

		2,694,996

	Total Financials	16,250,239

	Health Care — 14.0%
	Biotechnology — 2.0%
2,884	AbbVie, Inc.	272,971
3,098	Biogen, Inc. (a)	848,294
2,857	Gilead Sciences, Inc.	215,389
2,001	Incyte Corp. (a)	166,743
4,363	Vertex Pharmaceuticals, Inc. (a)	711,082

		2,214,479

	Health Care Equipment & Supplies — 2.3%
3,215	Abbott Laboratories	192,643
37,248	Boston Scientific Corp. (a)	1,017,615
11,610	Medtronic plc	931,354
3,756	Zimmer Biomet Holdings, Inc.	409,554

		2,551,166

	Health Care Providers & Services — 3.2%
3,580	Aetna, Inc.	605,020
2,352	AmerisourceBergen Corp.	202,766
1,647	Cigna Corp.	276,268
10,934	UnitedHealth Group, Inc.	2,339,876

		3,423,930

	Life Sciences Tools & Services — 0.7%
1,870	Agilent Technologies, Inc.	125,103
2,935	Thermo Fisher Scientific, Inc.	605,960

		731,063

	Pharmaceuticals — 5.8%
2,739	Allergan plc	460,946
5,743	Bristol-Myers Squibb Co.	363,245
5,609	Eli Lilly & Co.	433,969
16,715	Johnson & Johnson	2,142,027
9,053	Merck & Co., Inc.	493,117
67,280	Pfizer, Inc.	2,387,767

		6,281,071

	Total Health Care	15,201,709

	Industrials — 11.8%
	Aerospace & Defense — 3.4%
8,017	General Dynamics Corp.	1,770,955
2,074	L3 Technologies, Inc.	431,392
3,775	Northrop Grumman Corp.	1,317,928
1,600	United Technologies Corp.	201,312

		3,721,587

	Airlines — 0.4%
7,194	Delta Air Lines, Inc.	394,303

	Building Products — 0.5%
2,149	Allegion plc	183,288
8,746	Masco Corp.	353,689

		536,977

	Electrical Equipment — 1.3%
17,620	Eaton Corp. plc	1,408,014

	Industrial Conglomerates — 0.4%
3,389	Honeywell International, Inc.	489,744

	Machinery — 2.6%
8,690	Caterpillar, Inc.	1,280,732
8,133	Ingersoll-Rand plc	695,453
2,422	PACCAR, Inc.	160,264
575	Snap-on, Inc.	84,835
3,628	Stanley Black & Decker, Inc.	555,810

		2,777,094

	Road & Rail — 2.6%
9,213	Norfolk Southern Corp.	1,250,941
11,280	Union Pacific Corp.	1,516,371

		2,767,312

	Trading Companies & Distributors — 0.6%
12,708	Fastenal Co.	693,730

	Total Industrials	12,788,761

	Information Technology — 24.7%
	Internet Software & Services — 5.3%
2,423	Alphabet, Inc., Class A (a)	2,512,990
1,983	Alphabet, Inc., Class C (a)	2,046,040
7,787	Facebook, Inc., Class A (a)	1,244,285

		5,803,315

	IT Services — 4.5%
6,487	Accenture plc, Class A	995,754
2,032	Alliance Data Systems Corp.	432,532
6,712	International Business Machines Corp.	1,029,822
20,757	Visa, Inc., Class A	2,482,952

		4,941,060

	Semiconductors & Semiconductor Equipment — 5.6%
17,245	Analog Devices, Inc.	1,571,537
2,594	Broadcom Ltd.	611,276

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
11,294	Microchip Technology, Inc.	1,031,820
6,284	NVIDIA Corp.	1,455,312
13,662	Texas Instruments, Inc.	1,419,345

		6,089,290

	Software — 5.8%
1,959	Adobe Systems, Inc. (a)	423,300
47,903	Microsoft Corp.	4,372,107
27,465	Oracle Corp.	1,256,524
1,520	Workday, Inc., Class A (a)	193,207

		6,245,138

	Technology Hardware, Storage & Peripherals — 3.5%
20,530	Apple, Inc.	3,444,523
17,648	Hewlett Packard Enterprise Co.	309,546

		3,754,069

	Total Information Technology	26,832,872

	Materials — 2.3%
	Chemicals — 0.7%
8,127	DowDuPont, Inc.	517,771
2,380	Eastman Chemical Co.	251,281

		769,052

	Construction Materials — 0.4%
3,630	Vulcan Materials Co.	414,437

	Containers & Packaging — 1.2%
2,332	Ball Corp.	92,603
9,449	Crown Holdings, Inc. (a)	479,537
11,028	WestRock Co.	707,667

		1,279,807

	Total Materials	2,463,296

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
3,941	AvalonBay Communities, Inc.	648,137
3,590	Vornado Realty Trust	241,607

	Total Real Estate	889,744

	Telecommunication Services — 0.4%
	Wireless Telecommunication Services — 0.4%
6,638	T-Mobile US, Inc. (a)	405,183

	Utilities — 2.6%
	Electric Utilities — 2.4%
3,598	American Electric Power Co., Inc.	246,787
8,197	NextEra Energy, Inc.	1,338,816
21,881	Xcel Energy, Inc.	995,148

		2,580,751

	Multi-Utilities — 0.2%
4,024	CMS Energy Corp.	182,247
1,500	Public Service Enterprise Group, Inc.	75,360

		257,607

	Total Utilities	2,838,358

	Total Common Stocks (Cost $83,009,313)	106,789,020

Short-Term Investment — 1.4%
	Investment Company — 1.4%
1,481,150	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $1,481,150)	1,481,150

	Total Investments — 99.9% (Cost $84,490,463)	108,270,170
	Other Assets in Excess of Liabilities — 0.1%	121,000

	NET ASSETS — 100.0%	$108,391,170

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	7	06/2018	USD	925,050	(12,197)

					(12,197)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$108,270,170	$—	$—	$108,270,170

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(12,197)	$—	$—	$(12,197)

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(a) All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

Insurance Trust Income Builder Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio and JPMorgan Insurance Trust U.S. Equity Portfolio for quarter ending March 31, 2018

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 23, 2018